                                                           File No. 2-67464
                                                           File No. 811-3015

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /


         Post-Effective Amendment No. 32                           / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / X /
         Amendment No. 21                                          / X /




                                 ---------------
                            OHIO NATIONAL FUND, INC.
                           (Exact Name of Registrant)
                                One Financial Way
                             Cincinnati, Ohio 45242
                     (Address of Principal Executive Office)
                            Area Code (513) 794-6316
                         (Registrant's Telephone Number)

                          Ronald L. Benedict, Secretary
                            Ohio National Fund, Inc.
                                One Financial Way
                             Cincinnati, Ohio 45242
                     (Name and Address of Agent for Service)



                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                                 ---------------

Approximate Date of Proposed Public Offering: as soon after the effective date of this amendment as is practicable.

Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and on February 23, 1996 filed its Rule 24f-2 Notice for its most recent fiscal year.

It is proposed that this filing will become effective (check appropriate box):

                immediately upon filing pursuant to paragraph (b)
        ___

                on (date) pursuant to paragraph (b)
        ___

                60 days after filing pursuant to paragraph (a)(1)
        ___


                on (date) pursuant to paragraph (a)(1)
        ___


                75 days after filing pursuant to paragraph (a)(2)
        ___


         X      on January 3, 1997, pursuant to paragraph (a)(3) of Rule 485.
        ___


If appropriate, check the following box:

        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            OHIO NATIONAL FUND, INC.

                            CROSS REFERENCE TO ITEMS
                             REQUIRED BY RULE 404(a)


      N-1A Item of Part A                  Caption in Prospectus
      -------------------                  ---------------------

                  1.                       Cover Page

                  2.                       Not Applicable

                  3.                       Financial Highlights

                  4.                       General Description of the Fund;
                                           Investment Objectives and Policies;
                                           Investment Restrictions

                  5.                       Management of the Fund

                  6.                       Capital Stock, Dividends,
                                           Distributions and Taxes

                  7.                       Purchase and Redemption of Shares

                  8.                       Purchase and Redemption of Shares

                  9.                       Not Applicable


                                           Caption in Statement of
      N-1A Item of Part B                  Additional Information
      -------------------                  ----------------------

                  10.                      Cover Page

                  11.                      Table of Contents

                  12.                      The Fund

                  13. Investment Objectives and Policies (Money Market Instruments);
                                           Investment Restrictions (Hedging
                                           Transactions, Covered Call Options
                                           and Secured Put Options, Risk Factors
                                           with Options, Futures Contracts,
                                           Options on Futures Contracts and
                                           Financial Indexes, Risk Factors with
                                           Futures and Options on Futures, Risk
                                           Factors with Foreign Investments);
                                           Condensed Financial Information
                                           (Portfolio Turnover)

                  14.                      Management of the Fund (Directors and
                                           Officers of the Fund)

                  15.                      Management of the Fund (Controlling
                                           Shareholders)

                  16. Management of the Fund (Investment Advisory and Other Services); Experts

                                           Caption in Statement of
      N-1A Item of Part B                  Additional Information
      -------------------                  ----------------------

                  17.                      Brokerage Allocation


                  18.                      Capital Stock (in prospectus)


                  19.                      Purchase and Redemption of Shares

                  20.                      Tax Status


                  21.                      Not Applicable

                  22.                      Fund Performance


                  23.                      Financial Statements

                                     PART A.

                      INFORMATION REQUIRED IN A PROSPECTUS

                            OHIO NATIONAL FUND, INC.
                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6316
                                 JANUARY 3, 1997

Ohio National Fund, Inc. (the "Fund") is a series investment company which consists of 16 separate investment portfolios that seek the following investment objectives:


EQUITY PORTFOLIO - long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.

MONEY MARKET PORTFOLIO- maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

BOND PORTFOLIO - high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.

OMNI PORTFOLIO - high level of long-term total return consistent with preservation of capital by investing in stocks, bonds and money market instruments.

INTERNATIONAL PORTFOLIO - long-term capital growth by investing primarily in common stocks of foreign companies.

CAPITAL APPRECIATION PORTFOLIO - maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.

SMALL CAP PORTFOLIO - maximum capital growth by investing primarily in common stocks of small and medium size companies.

GLOBAL CONTRARIAN PORTFOLIO - long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.

AGGRESSIVE GROWTH PORTFOLIO - capital growth.


CORE GROWTH PORTFOLIO - long-term capital appreciation.

GROWTH & INCOME PORTFOLIO -long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

S&P 500 INDEX PORTFOLIO - total return that approximates that of the Standard & Poor's 500 Index ("S&P 500" (R)) by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment-grade corporate bonds and cash equivalents.

SOCIAL AWARENESS PORTFOLIO - long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life.

STRATEGIC INCOME PORTFOLIO - high current income by investing at least 40% of its assets in a core group of U.S. government and corporate fixed income securities and the remainder in other income producing securities.

Continued on page 2.



--------------------------------------------------------------------------------


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE PURCHASER OF A VARIABLE CONTRACT DESCRIBED IN THE ACCOMPANYING PROSPECTUS OUGHT TO KNOW BEFORE PURCHASING SUCH A CONTRACT. THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED, JANUARY 3, 1997, WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING THE FUND AT THE ADDRESS SHOWN ABOVE.


INVESTMENTS IN THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $10 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STELLAR PORTFOLIO - maximum total return by investing in domestic and foreign securities (equity and fixed income), real estate securities, precious metal securities and money market securities.

RELATIVE VALUE PORTFOLIO - maximum total return consistent with reasonable risk by investing primarily in equity securities.


The Fund's shares are not offered directly to the public but are purchased principally for the account of certain separate accounts of The Ohio National Life Insurance Company ("ONLI"), Ohio National Life Assurance Corporation ("ONLAC") and other insurers. Some variable contracts do not permit allocations to all portfolios of the Fund. The accompanying variable contract prospectus identifies the portfolios available under that contract.

                                TABLE OF CONTENTS

                                                                            Page


Financial Highlights ...................................................       2
General Description of the Fund ........................................       6
Investment Objectives and Policies .....................................       7
Investment Restrictions ................................................      13
Management of the Fund .................................................      18
Capital Stock ..........................................................      21
Dividends, Distributions and Taxes .....................................      22
Purchase and Redemption of Shares ......................................      22
Fund Performance .......................................................      23
About the S&P 500 ......................................................      23


                              FINANCIAL HIGHLIGHTS
                                       OF
                            OHIO NATIONAL FUND, INC.
                    FOR THE TEN YEARS ENDED DECEMBER 31, 1995


The following information has been audited by KPMG Peat Marwick LLP, independent certified public accountants, and is an integral part of the Fund's audited financial statements which appear in the Statement of Additional Information (which may be obtained by variable contract owners and prospective purchasers), incorporated by reference herein, and should be read in conjunction with those financial statements.


                                                          EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                          1995            1994            1993            1992            1991            1990
                                       -----------     -----------     -----------     -----------     -----------     -----------

Net asset value,
beginning of period                    $     23.20     $     23.90     $     21.63     $     20.61     $     18.02     $     20.09

Income from investment operations:
     Net investment income                     .50             .45             .41             .50             .60             .86
     Net realized and unrealized
       gains (losses) on investments
       and foreign currency
       transactions                           5.56            (.39)           2.57            1.02            2.97           (1.62)

Total from investment operations              6.15             .06            2.98            1.52            3.57            (.76)

Less distributions:
    Dividends from net
       investment income                      (.39)           (.44)           (.42)           (.50)           (.63)           (.87)
     Distributions from realized
       capital gains                          (.38)           (.32)           (.29)             --            (.35)           (.44)

Total distributions                           (.77)           (.76)           (.71)           (.50)           (.98)          (1.31)

Net asset value, end of period         $     28.58     $     23.20     $     23.90     $     21.63     $     20.61     $     18.02

Total return(a)                              27.20%           0.25%          14.09%           7.55%          20.18%          (3.85%)

Ratios/supplemental data:
     Net Assets, end of period
       (000's omitted)                 $   175,695     $   123,327     $   109,858     $    87,396     $    68,164     $    49,209
     Ratio of expenses to
      average net assets                       .73%            .62%            .63%            .65%            .66%            .69%
     Ratio of net investment
      income to average
      net assets                              1.90%           1.90%           1.91%           2.44%           3.12%           4.75%
Portfolio turnover rate                         14%              8%             18%             12%             23%              5%


                                          EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------
                                          1989            1988            1987            1986
                                       -----------     -----------     -----------     -----------

Net asset value,
beginning of period                    $     17.99     $     16.82     $     15.94     $     15.15

Income from investment operations:
     Net investment income                     .71             .66             .53             .44
     Net realized and unrealized
       gains (losses) on investments
       and foreign currency
       transactions                           3.42            1.86            1.22            3.10

Total from investment operations              4.13            2.52            1.75            3.54

Less distributions:
    Dividends from net
       investment income                      (.66)           (.67)           (.50)           (.44)
     Distributions from realized
       capital gains                         (1.37)           (.68)           (.37)          (2.31)

Total distributions                          (2.03)          (1.35)           (.87)          (2.75)

Net asset value, end of period         $     20.09     $     17.99     $     16.82     $     15.94

Total return(a)                              23.21%          15.01%          10.81%          23.31%

Ratios/supplemental data:
     Net Assets, end of period
       (000's omitted)                 $    42,835     $    33,323     $    30,828     $    23,175
     Ratio of expenses to
      average net assets                      0.70%           0.71%           0.68%           0.71%
     Ratio of net investment
      income to average
      net assets                              3.55%           3.59%           2.89%           2.50%
Portfolio turnover rate                         16%              9%              7%             24%

                                                MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                        1995          1994          1993          1992          1991          1990
                                     ----------    ----------    ----------    ----------    ----------    ----------

Net asset value,
    beginning of period              $    10.00    $    10.00    $    10.00    $    10.00    $    10.00    $    10.00

Income from
    investment operations:
      Net investment income                 .54           .39           .27           .31          (.54)          .76

      Net realized and unrealized
      gains (losses) on investments
      and foreign currency
      transactions                           --            --            --            --            --            --


Total from investment operations            .54           .39           .27           .31           .54           .76


Less distributions:
     Dividends from net
     investment income                     (.54)         (.39)         (.27)         (.31)         (.54)         (.76)
     Distributions from realized
       capital gains                         --            --                          --                          --

Total distributions                        (.54)         (.39)         (.27)         (.31)         (.54)         (.76)

Net asset value, end of period       $    10.00    $    10.00    $    10.00    $    10.00    $    10.00    $    10.00

Total return(a)                            5.62%         4.00%         2.71%         3.12%         5.39%         7.60%

Ratios/supplemental data:
     Net Assets, end of period
      (000's omitted)                $   15,716    $   13,058    $   19,123    $   20,583    $   24,230    $   26,055

     Ratio of expenses to
     average net assets(c)                  .44%          .39%          .53%         0.66%         0.67%         0.68%

     Ratio of net investment
      income to average
       net assets(c)                       5.39%         3.69%         2.71%         3.16%         5.41%         7.57%


                                  MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------
                                        1989          1988          1987          1986
                                     ----------    ----------    ----------    ----------

Net asset value,
    beginning of period              $    10.00    $    10.00    $    10.00    $    10.00

Income from
    investment operations:
      Net investment income                 .86           .69           .61           .61

      Net realized and unrealized
      gains (losses) on investments
      and foreign currency
      transactions                           --            --            --            --


Total from investment operations            .86           .69           .61           .61


Less distributions:
     Dividends from net
     investment income                     (.86)         (.69)         (.61)         (.61)
     Distributions from realized
       capital gains                                       --            --            --

Total distributions                        (.86)         (.69)         (.61)         (.61)

Net asset value, end of period       $    10.00    $    10.00    $    10.00    $    10.00

Total return(a)                            8.56%         6.89%         6.10%         6.10%

Ratios/supplemental data:
     Net Assets, end of period
      (000's omitted)                $   23,643    $   22,796    $   21,141    $   21,023

     Ratio of expenses to
     average net assets(c)                 0.70%         0.71%         0.76%         0.75%

     Ratio of net investment
      income to average
       net assets(c)                       8.51%         6.87%         6.06%         6.12%



                                                     BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                            1995          1994          1993          1992          1991          1990

Net asset value,
beginning of period                   $     9.70    $    10.87    $    10.45    $    10.37    $     9.89    $     9.93

Income from investment operations:
     Net investment income                   .70           .67           .69           .67           .74           .79
    Net realized and unrealized
       gains (losses) on investments
      and foreign currency
       transactions                         1.08         (1.07)          .41           .10           .49          (.05)

Total from investment operations            1.78          (.40)         1.10           .77          1.23           .74

Less distributions:
     Dividends from net
       investment income                    (.55)         (.69)         (.68)         (.69)         (.75)         (.78)
     Distributions from realized
       capital gains                          --          (.08)           --            --            --            --

Total distributions                         (.55)         (.77)         (.68)         (.69)         (.75)         (.78)

Net asset value, end of period        $    10.93    $     9.70    $    10.87    $    10.45    $    10.37    $     9.89

Total return(a)                            18.90%        (3.84%)       10.69%         7.55%        12.96%         7.82%

Ratios/supplemental data:
     Net Assets, end of period
       (000's omitted)                $   18,064    $   13,148    $   11,979    $    8,872    $    5,899    $    4,686
    Ratio of expenses to
       average net assets                    .75%          .63%          .62%         0.65%         0.65%         0.70%
Ratio of net investment
       income to average
      net assets                            6.76%         6.71%         6.33%         6.73%         7.42%         8.02%
Portfolio turnover rate                        4%            5%           13%           20%           18%            4%


                                                     BOND PORTFOLIO
------------------------------------------------------------------------------------------
                                         1989          1988          1987          1986

Net asset value,
beginning of period                   $     9.72    $     9.84    $    10.71    $    10.36

Income from investment operations:
     Net investment income                   .81           .77           .83           .91
    Net realized and unrealized
       gains (losses) on investments                                                     s
      and foreign currency
       transactions                          .20          (.13)         (.76)          .35

Total from investment operations            1.01           .64           .07          1.26

Less distributions:
     Dividends from net
       investment income                    (.80)         (.76)         (.83)         (.91)
     Distributions from realized
       capital gains                          --            --          (.11)           --


Total distributions                         (.80)         (.76)         (.94)         (.91)

Net asset value, end of period        $     9.93    $     9.72    $     9.84    $    10.71

Total return(a)                            10.71%         6.74%         0.74%        12.49%

Ratios/supplemental data:
     Net Assets, end of period
       (000's omitted)                $    4,003    $    3,651    $    3,830    $    3,756
    Ratio of expenses to
       average net assets                   0.70%         0.79%         1.09%         0.91%
Ratio of net investment
       income to average
      net assets                            8.21%         7.50%         7.78%         8.37%
Portfolio turnover rate                       --            27%           13%           70%

                                                        OMNI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------

                                          1995           1994           1993           1992           1991           1990
                                      -----------    -----------    -----------    -----------    -----------    -----------

Net asset value,
beginning of period                   $     14.76    $     15.38    $     14.14    $     13.63    $     12.16    $     12.76

Income from
    investment operations:
     Net investment income                    .58            .55            .58            .63            .65            .78

     Net realized and unrealized
       gains (losses) on investments
      and foreign currency
       transactions                          2.72           (.63)          1.21            .51           1.49           (.54)

Total from investment operations             3.30           (.08)          1.79           1.14           2.14            .24

Less distributions:
     Dividends from net
       investment income                     (.46)          (.54)          (.54)          (.63)          (.67)          (.78)

     Distributions from realized
       capital gains                           --             --             --             --             --            (06)

Total distributions                          (.46)          (.54)          (.55)          (.63)          (.67)          (.84)

Net asset value, end of period        $     17.60    $     14.76    $     15.38    $     14.14    $     13.63    $     12.16


Total return(a)                             22.75%         (0.53%)        12.85%          8.61%         18.14%          1.92%


Ratios/supplemental data:
     Net Assets, end of period
       (000's omitted)                $   109,577    $    84,966    $    74,208    $    46,415    $    36,484    $    35,435

     Ratio of expenses to
       average net assets                     .75%           .62%           .62%          0.65%          0.67%          0.69%

     Ratio of net investment
       income to average
       net assets                            3.56%          3.67%          3.74%          4.66%          5.04%          6.32%

Portfolio turnover rate                        10%             7%            17%            16%            15%             7%


                                         OMNI PORTFOLIO
----------------------------------------------------------------------------------------------
                                         1989           1988           1987           1986
                                      -----------    -----------    -----------    -----------

Net asset value,
beginning of period                   $     11.89    $     11.23    $     12.18    $     10.95

Income from
    investment operations:
     Net investment income                    .75            .67            .59            .49

     Net realized and unrealized
       gains (losses) on investments
      and foreign currency
       transactions                          1.07            .99           (.76)          1.45

Total from investment operations             1.82           1.66           (.17)          1.94

Less distributions:
     Dividends from net
       investment income                     (.73)          (.66)          (.58)          (.48)

     Distributions from realized
       capital gains                         (.22)          (.34)          (.20)          (.23)


Total distributions                          (.95)         (1.00)          (.78)          (.71)


Net asset value, end of period        $     12.76    $     11.89    $     11.23    $     12.18


Total return(a)                             15.45%         15.05%         (1.70%)        17.94%


Ratios/supplemental data:
     Net Assets, end of period
       (000's omitted)                $    31,842    $    26,096    $    28,032    $    19,637

     Ratio of expenses to
       average net assets                    0.70%          0.71%          0.69%          0.60%

     Ratio of net investment
       income to average
       net assets                            5.99%          5.40%          4.88%          4.72%

Portfolio turnover rate                        24%            14%            12%            29


                                                        INTERNATIONAL                       CAPITAL APPRECIATION
                                                          PORTFOLIO                                PORTFOLIO
                                          ----------------------------------------       --------------------------

                                             1995          1994            1993(e)          1995            1994(e)
                                          ----------    ----------      ----------       ----------      ----------
Net asset value,
     beginning of period                  $    13.30    $    12.48      $    10.00       $    10.25      $    10.00

Income from
    investment operations:
       Net investment income (loss)              .31           .16             .02              .39             .22

       Net realized and unrealized
       gains (losses) on investments and
       foreign currency transactions            1.28           .84            2.47             1.85             .23

Total from investment operations                1.59          1.00            2.49             2.24             .45

Less distributions:
     Dividends from net
     investment income                          (.28)         (.12)           (.01)            (.29)           (.20)

Distributions from realized
     capital gains                              (.23)         (.06)             --             (.21)             --

Total distributions                             (.51)         (.18)           (.01)            (.50)           (.20)

Net asset value, end of period            $    14.38    $    13.30      $    12.48       $    11.99      $    10.25

Total return(a)
                                               12.10%         8.07%          24.96%           22.62%           4.53%

Ratios/supplemental data:
     Net Assets, end of period
     (000's omitted)                      $   90,594    $   62,875      $   17,477       $   19,320      $    6,755

     Ratio of expenses to
       average net assets(d)                    1.12%         1.05%           1.13%(b)          .96%            .98%(b)

     Ratio of net investment
       income to average
       net assets(d)                            2.29%         1.23%            .41%(b)         3.47%           3.24%(b)

Portfolio turnover rate                            7%           16%              8%              32%             20%


                                                   SMALL CAP
                                                   PORTFOLIO
                                          --------------------------
                                                1995            1994(e)
                                          ----------      ----------
Net asset value,
     beginning of period                  $    11.99      $    10.00

Income from
    investment operations:
       Net investment income (loss)             (.02)            .18

       Net realized and unrealized
       gains (losses) on investments and
       foreign currency transactions            3.95            1.94

Total from investment operations                3.93            2.12

Less distributions:
     Dividends from net
     investment income                          (.07)           (.13)

Distributions from realized
     capital gains                                --              --

Total distributions                             (.07)          (1.31)

Net asset value, end of period            $    15.85      $    11.99

Total return(a)
                                               33.01%          21.26%

Ratios/supplemental data:
     Net Assets, end of period
     (000's omitted)                      $   16,038      $    3,256

     Ratio of expenses to
       average net assets(d)                     .96%            .91%(b)

     Ratio of net investment
       income to average
       net assets(d)                             (11%)          3.27%(b)

Portfolio turnover rate                           75%            222%

                                                   GLOBAL         AGGRESSIVE
                                                 CONTRARIAN         GROWTH
                                                 ---------        ---------

                                                   1995(e)          1995(e)
                                                 ---------        ---------

Net asset value,
     beginning of period                         $   10.00        $   10.00

Income from
    investment operations:
       Net investment income (loss)                    .13             1.56

       Net realized and unrealized
       gains (losses) on investments and
       foreign currency transactions                   .75            1.08.

Total from investment operations                       .88             2.64

Less distributions:
     Dividends from net
     investment income                                (.08)            (.80)

Distributions from realized
     capital gains                                      --               --

Total distributions                                   (.08)            (.80)

Net asset value, end of period                   $   10.80        $   11.84

Total return(a)
                                                      8.89%           26.95%

Ratios/supplemental data:
     Net Assets, end of period
     (000's omitted)                             $   4,421        $   4,005

     Ratio of expenses to
       average net assets(d)                          1.58%(b)         1.02%(b)

     Ratio of net investment
       income to average
       net assets(d)                                  1.64%(b)        18.18%(b)

Portfolio turnover rate                                  6%(b)        1,488%(b)


FINANCIAL HIGHLIGHTS FOOTNOTES

(a) This total return information does not reflect expenses that apply to any separate account or the related variable annuity or variable life insurance contracts. Inclusion of those charges would reduce the total return figures for all periods shown.

(b)   Annualized.

(c) On and after June 17, 1993, the investment adviser has waived part of the management fee with respect to the Money Market Portfolio, to the extent such fee exceeds an annual rate of 0.25% of the Money Market Portfolio's daily net asset value. Had the fee not been waived, the annualized ratio of net expenses to average net assets would have been 0.59%, 0.59% and 0.63%, and the annualized ratio of net investment income to average net assets would have been 5.27%, 3.51% and 2.60%, respectively, for 1995, 1994 and 1993.

(d) The investment adviser reimbursed certain operating expenses of the International Portfolio in 1993, the Capital Appreciation and Small Cap Portfolios in 1994, and the Global Contrarian Portfolio in 1995. Had the investment adviser not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.39% and the annualized ratio of net investment income to average net assets would have been 0.15% for the International Portfolio in 1993. Had the investment adviser not reimbursed such expenses of the Capital Appreciation and Small Cap Portfolios, the annualized ratio of expenses to average net assets would have been 1.05% and 0.95%, respectively in 1994. The annualized ratio of net investment income to average net assets would have been 3.18% and 3.24%, respectively, for the Capital Appreciation and Small Cap Portfolios. Had the investment adviser not reimbursed such expenses of the Global Contrarian Portfolio, the annualized ratio of expenses to average net assets would have been 1.90% and the annualized ratio of net investment income to average net assets would have been 1.32% for the Global Contrarian Portfolio in 1995.

(e) Total return was calculated on an aggregate basis (not annualized) for the International Portfolio from the commencement of its operations on April 30, 1993, through December 31, 1993, for the Capital Appreciation and Small Cap Portfolios, from their commencement of operations, May 1, 1994, through December 31, 1994, and for the Global Contrarian and Aggressive Growth Portfolios from their commencement of operations, March 31, 1995, through December 31, 1995.

                         GENERAL DESCRIPTION OF THE FUND


The Fund, incorporated under the laws of Maryland on March 6, 1980, is an open-end diversified management investment company commonly referred to as a "mutual fund." It is a "no-load" fund which sells and redeems its shares at net asset value without any sales or redemption charge. The Fund is organized as a "series" company, which means that it has several different investment portfolios. Currently there are 16 investment portfolios: the Equity Portfolio, the Money Market Portfolio, the Bond Portfolio, the Omni Portfolio, the International Portfolio, the Capital Appreciation Portfolio, the Small Cap Portfolio, the Global Contrarian Portfolio, the Aggressive Growth Portfolio, the Core Growth Portfolio, the Growth & Income Portfolio, the S&P 500 Index Portfolio, the Social Awareness Portfolio, the Strategic Income Portfolio, the Stellar Portfolio and the Relative Value Portfolio. Interests in each portfolio are represented by a separate class of common stock, par value $1. Each class represents an undivided interest in the assets of the portfolio attributable to that class.


Fund shares are currently offered only to the separate accounts of ONLI (a mutual life insurance company organized under Ohio law) and ONLAC (a stock life insurer organized under Ohio law and wholly owned by ONLI), but may in the future be offered to the separate accounts of other life insurance companies (the "separate accounts"). Such separate accounts use Fund shares as the underlying investment medium to support certain benefits under variable annuity and variable life insurance contracts. As is described in the accompanying variable contract prospectus, each contract owner will select the Fund portfolio or portfolios that will support certain benefits under his or her contract. The value of such benefits will vary with the investment experience of the underlying portfolio(s) of the Fund. Consequently, each prospective contract owner should carefully review the objectives, policies and risks of each portfolio and the operation of the Fund generally as set forth in this prospectus.

It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although ONLI, ONLAC and the Fund do not currently foresee any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the withdrawal of a separate account from participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law;
(3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contract owners.

The Fund may be used in the future to support benefits under other types of contracts or for other purposes. Fund shares are not now, and without a change in applicable law will never be, offered directly to the public. Consequently, the separate accounts will be the sole shareholders of the Fund. Fund shares attributable to contracts participating in such separate accounts will be voted by such separate accounts as directed by the contract owners.


The investment and reinvestment of Fund assets is managed by Ohio National Investments Inc. (the "Adviser") directly or through sub-advisers. See "Management of the Fund," page 17. The investment and reinvestment of the assets of the following portfolios is managed by the firms indicated as sub-advisers:


PORTFOLIO                                                     SUB-ADVISER
---------                                                     -----------

International and Global Contrarian                           Societe Generale Asset Management Corp.  ("SGAM")
Capital Appreciation                                          T.  Rowe Price Associates, Inc.  ("TRPA")
Small Cap                                                     Founders Asset Management, Inc.  ("FAM ")
Aggressive Growth                                             Strong Capital Management, Inc.  ("SCM")


Core Growth                                                   Pilgrim Baxter & Associates, Ltd. ("PBA")
Growth & Income                                               Robertson Stephens Investment Management, L.P. ("RSIM")
Strategic Income, Stellar and Relative Value                  Star Bank, N.A. ("Star")


                       INVESTMENT OBJECTIVES AND POLICIES

Each portfolio has a different investment objective which it pursues through separate investment policies as described below. The differences in objectives and policies among the portfolios can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest on such security, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of the price of a security in response to changes in conditions in the securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. There is no assurance that the investment objective of any portfolio will be realized. The investment objectives of each portfolio discussed below and in the Statement of Additional Information may not be changed without the approval of the holders of a majority of the outstanding shares of that portfolio. The Statement of Additional Information provides a fuller description of the types of financial instruments in which the Money Market Portfolio may invest and definitions of debt ratings of nationally recognized statistical rating organizations.


EQUITY PORTFOLIO

The principal investment objective of the Equity Portfolio is long-term growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital.

This Portfolio will seek to attain its objective of capital growth by investing primarily in common stocks or securities convertible into, or which carry the right to buy, common stocks. It may also invest to a limited degree in non-convertible preferred stocks, debt securities and readily marketable mortgage notes. When in management's opinion market or economic conditions warrant a defensive posture, the Portfolio may place any portion of its assets in investment-grade debt securities, preferred stocks, Government securities or cash. (The short-term investment position of the Portfolio at December 31, 1995 was 14.1%). The Portfolio may also maintain reasonable amounts in cash or short-term debt securities pending selection of investments in accordance with its policies.

This Portfolio will invest primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities traded in the over-the-counter market and foreign securities. In general, investment in shares of this Portfolio should involve greater market and financial risk than an investment in any of the Money Market, Bond, Omni or Capital Appreciation Portfolios, but less risk than investments in the International, Small Cap, Global Contrarian or Aggressive Growth Portfolios.


MONEY MARKET PORTFOLIO

The objective of the Money Market Portfolio is to obtain maximum current income consistent with preservation of principal and liquidity. This Portfolio seeks to achieve its objective by investing in high quality money market instruments, including:

1. obligations maturing in 13 months or less and issued or guaranteed as to principal and interest by the United States Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

2. commercial paper, certificates of deposit and bankers' acceptances that have received the highest rating by any two nationally recognized statistical rating organizations ("NRSRO's"), or the highest rating by one NRSRO if that is the only NRSRO having rated the security, or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased;

3. commercial paper, certificates of deposit, bankers' acceptances or other corporate obligations maturing in 13 months or less and which, although not rated by any NRSRO, the Board of Directors determines to be of a quality comparable to that of instruments receiving either of the two highest ratings, provided, that any security determined to be comparable in quality to the second highest rating shall be included in the 5% limitation under item 5; and

4.    repurchase agreements with respect to any of the foregoing obligations.

5. as to no more than 5% of the Portfolio's assets, in commercial paper, certificates of deposit or bankers' acceptances receiving the second highest rating by any two NRSRO's (or by one NRSRO if (a) that is the only NRSRO having rated the security or (b) one other NRSRO has given the security its highest rating), or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased, provided, that no more than $1 million (or 1% of Portfolio assets, if greater) may be invested in such securities of any one issuer;

This Portfolio may invest up to 50% of its assets in the securities of foreign issuers (including private issuers and foreign governments or political subdivisions, agencies or instrumentalities of foreign governments), provided they meet the above quality standards and they are denominated in U.S. dollars and held in custody in the United States.

The investments of this Portfolio in such money market instruments are subject to the terms and conditions of Rule 2a-7 under the Investment Company Act of 1940, including the requirement that they be limited to those instruments which the Board of directors determines, present minimal credit risks.

Generally, this Portfolio will purchase money market securities with the intention of holding them until maturity, at which time they will be redeemed. To the extent it is able to do so, the Portfolio will not realize any gain or loss on these securities. There may be times, however, when it may be necessary or appropriate to sell securities prior to maturity in order to shorten the Portfolio's average maturity, to meet redemptions, or because of a reevaluation of an issuer's credit-worthiness.

Rule 2a-7 permits this Portfolio to value its assets on the basis of amortized cost as a means of maintaining the net asset value of the Money Market shares at $10 per share. Under the terms of the rule, the Portfolio may neither purchase any debt security having a remaining maturity of more than 397 days nor maintain a dollar-weighted average portfolio maturity of more than 90 days. Under the amortized cost method, all such debt securities are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date. If such method results in a deviation in excess of 1/2 of 1% from value based on available market quotations, the Board of Directors will promptly consider what, if any, action it should initiate. Such action may include selling portfolio instruments; withholding dividends; recapitalizing outstanding shares; requiring shareholders to contribute shares to capital or using available market quotations.

An investor's rate of return will vary as short-term interest rates vary. The rate of return will also be affected by other factors such as the operating expenses of the Portfolio and the sales, if any, of portfolio securities prior to maturity. On balance, however, investment in this Portfolio should involve less market and financial risk than an investment in any other portfolio.


BOND PORTFOLIO

The principal investment objective of the Bond Portfolio is to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital. Investments will be made primarily in intermediate-term and long-term fixed-income securities.

At least 80% of the total assets of this Portfolio (exclusive of cash and Government securities) will be invested in:

1. publicly traded, investment grade, non-convertible corporate debt securities issued by United States corporations and assigned within the four highest bond ratings by Moody's or Standard and Poor's ("S&P"); and

2. corporate debt securities used for short-term investment and limited to the top grade of these two rating services.

Up to 20% of the total assets of the Portfolio may be invested in: (1) securities having high potential for capital appreciation; (2) preferred stocks, convertible securities and securities carrying warrants to purchase equity securities; and (3) debt securities issued by U.S. banks and savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent financial statements in excess of $100,000,000.

This Portfolio will not invest in common stocks directly, but it may retain for reasonable periods of time up to 10% of its total assets in common stocks acquired upon the conversion of debt securities or upon the exercise of warrants acquired with debt securities.

It is expected that this Portfolio will include debt securities with varying maturities selected from various industries, depending upon the Adviser's evaluation of current and anticipated market conditions. The market values of debt instruments will vary depending upon their respective yields; therefore, the net asset value per share of the Portfolio will change from time to time as the general level of interest rates changes. Consequently, an investment in the shares of this Portfolio involves substantial market risk, but should involve less financial risk than an investment in any of the portfolios other than the Money Market Portfolio.

OMNI PORTFOLIO

The principal investment objective of the Omni Portfolio is to realize a high level of long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income including dividends, interest and discount accruals and capital appreciation.

This Portfolio will seek to attain its objectives by investing in any of the securities in which the Equity, Money Market and Bond Portfolios may invest. The mix of investments will be adjusted from time to time among the various market sectors (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential produced by the interaction of changing market and economic conditions. The Portfolio may at times be invested in less than all three of the market sectors. No minimum portion of the Portfolio is required to be invested in any sector. The frequency of changes in investment mix depends upon market and economic conditions.

The Portfolio's principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the market sectors. Within the equity sector, the Portfolio will attempt to obtain long-term growth of capital while current income will be a secondary consideration. Within the bond sector, the Portfolio will attempt to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital. Within the money market sector, the Portfolio will attempt to obtain maximum current income consistent with the preservation of principal and liquidity. Investment in this Portfolio involves all of the risks associated with investing in the other portfolios. In addition, there is the risk that at any given time this Portfolio will invest too much or too little in each of the respective market sectors.

INTERNATIONAL PORTFOLIO

The principal investment objective of the International Portfolio is to obtain long-term capital growth by investing primarily in common stocks (and securities convertible into common stocks) of foreign companies. This Portfolio may also invest in fixed-income securities of foreign issuers. When deemed appropriate for short-term investment or for defensive purposes, it may invest in short-term debt instruments of U.S. or foreign issuers, in U.S. Government obligations, or in U.S. common stocks.

This Portfolio enables variable contractowners to diversify their investment by participating in companies and economies outside the U.S. However, investing in foreign securities may involve a greater degree of risk than investing in domestic securities because of the possibilities of currency exchange rate fluctuations, currency exchange controls, less publicly available information, more volatile markets, thinner markets (less trading volume), slower settlement of trades, greater likelihood of trade failures, less securities regulation, less favorable tax provisions, lack of uniformity of accounting, auditing and financial reporting standards, war and expropriation. Foreign investments also generally involve higher brokerage commissions, higher custodian costs, and currency conversion fees. Investment in this Portfolio will generally involve a greater degree of market and financial risk than any of the portfolios except for the Global Contrarian Portfolio.

CAPITAL APPRECIATION PORTFOLIO

The principal investment objective of the Capital Appreciation Portfolio is to maximize capital growth through investment primarily in common stocks. This Portfolio seeks to achieve capital appreciation by investing in securities of companies that are undervalued in relation to the company's assets, earnings, market position or breakup value; are currently out of favor in the investment community; or have attractive growth potential in their business markets. Securities are also sought that have been over-discounted due to adverse operating results, deteriorating economic or industry conditions, or unfavorable publicity.

The Portfolio may also invest in fixed-income securities and money market instruments to preserve its principal value during uncertain or declining market conditions. The Portfolio's total return will consist principally of capital appreciation (or depreciation) and, to a lesser extent, current income. The Portfolio's active management may result in a higher portfolio turnover rate and correspondingly higher brokerage costs. Investment in this Portfolio will generally involve market and financial risks that are comparable to, or somewhat less than, those of the Equity Portfolio.


SMALL CAP PORTFOLIO

To achieve its investment objective of capital appreciation, this Portfolio invests primarily in the common stocks of small and medium sized companies. Ordinarily, these companies are not listed on a national securities exchange but will be traded over the counter. Under normal market conditions, at least 65% of this Portfolio's assets will be invested in common stocks of companies with market capitalizations of less than $1 billion. However it may also invest in larger companies if they appear to present better prospects for capital appreciation. This Portfolio may invest up to 30% of its assets in foreign securities.

Small and medium sized companies selected for this Portfolio are generally those that are still in the developing stages of their life cycles and are able to achieve rapid growth in sales, earnings and share prices. Investments in such companies involve greater volatility and risk than is customarily associated with more established companies because such companies often have limited product lines, markets or financial resources, and their securities may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages. Investment in this Portfolio generally involves a higher degree of market and financial risks than those of the Equity Portfolio.


GLOBAL CONTRARIAN PORTFOLIO

The objective of the Global Contrarian Portfolio is to provide long-term growth of capital by investing in foreign and domestic securities that, in the judgment of the portfolio manager, are undervalued or presently out of favor with other investors but have positive prospects for eventual appreciation. While this Portfolio will primarily invest in common stocks (and securities convertible into common stocks), it may also invest in fixed income securities that appear to be undervalued or out of favor.

A substantial portion (at least 25%) of this Portfolio will be invested in foreign securities, in at least three countries, under normal market conditions. To that extent, the risk factors described in the second paragraph under "International Portfolio," above, will apply. In addition, "contrarian" investing generally involves substantial risks, particularly in the short term. Companies or markets that appear to be undervalued or are out of favor with investors may remain so for an extended period of time or may never recover. Therefore, this Portfolio should be considered primarily for long-term investments. Investment in this Portfolio generally involves a high degree of market and financial risk.


AGGRESSIVE GROWTH PORTFOLIO

The investment objective of the Aggressive Growth Portfolio is to seek capital growth. The Portfolio invests in a diversified portfolio of securities believed to represent attractive growth opportunities. The Portfolio normally emphasizes equity securities, although it has the flexibility to invest in any type of security that is believed to have the potential for capital appreciation. The Portfolio may invest up to 100% of its assets in equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as convertible bonds, and warrants. The Portfolio may invest up to 100% of its assets in intermediate - to long-term corporate or U.S. government debt securities. When market conditions warrant a temporary defensive position, the Portfolio may invest without limitation in cash and short-term, fixed-income securities, including U.S. government securities, commercial paper, banker's acceptances, certificates of deposit, and time deposits. Although the debt securities in which the Portfolio invests will be primarily investment-grade debt securities, the Portfolio may invest up to 5% of its total assets in non-investment-grade debt securities. The Portfolio may invest up to 15% of its assets in foreign securities, which involve certain risks.

The Portfolio seeks to uncover emerging investment trends and attractive growth opportunities. In its search for potential investments, the Portfolio attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in the early stages of development, or they may be mature organizations. The Portfolio engages in substantial short-term trading, which involves significant risk and may be deemed speculative. Such trading results in a higher portfolio turnover rate and correspondingly higher brokerage costs. Investment in this Portfolio involves a high degree of market and financial risk.


CORE GROWTH PORTFOLIO

The objective of the Core Growth Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of large, medium and small companies that PBA believes have strong earnings growth and long-term capital appreciation prospects. PBA seeks companies poised for rapid growth that have a history of above-average earnings growth, demonstrate the ability to sustain that growth, and operate in industries or markets experiencing increased demand for their products or services.

In managing the Core Growth Portfolio, PBA uses both quantitative and fundamental processes focusing on quality earnings growth. PBA begins by creating a universe of rapidly growing companies having desired quality characteristics. Using proprietary software and research models that incorporate attributes of successful growth (such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth), PBA creates a universe of growing companies. Then, using fundamental research, PBA evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, PBA seeks to construct an investment portfolio having strong growth characteristics.

This portfolio's investments in small and medium capitalization companies may experience greater price volatility than portfolios investing primarily in larger, more established companies. Because the universe of companies in which this portfolio invests will experience stock price volatility, it is important that investors maintain a long-term investment perspective.

GROWTH & INCOME PORTFOLIO

The Growth & Income Portfolio's investment objective is long-term total return. The Portfolio will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

The Portfolio will normally invest the majority of its assets in common stocks, convertible securities, bonds, and notes. Although the Portfolio is intended to focus on companies with market capitalizations of up to $3 billion, the Portfolio will remain flexible and may invest in securities of larger companies. The Portfolio may also engage in short sales of securities expected to decline in price. Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, marketing or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies.

S&P 500 INDEX PORTFOLIO

The investment objective of the S&P 500 Index Portfolio is to seek total return approximating that of the S&P 500, including reinvestment of dividends, at a risk level consistent with that of the S&P 500. It will seek this objective by investing primarily in (a) common stocks and other securities that need not be included among the 500 stocks in the S&P 500, and/or (b) S&P 500 stock index futures contracts which will be hedged by investing in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investment-grade corporate bonds and cash equivalents. This strategy is intended to replicate the performance of the S&P 500. However, Portfolio expenses will reduce the Portfolio's ability to exactly track the S&P 500 and there can be no assurance that the Portfolio's investments will have the desired effect.

The value of S&P 500 stock index futures contracts is tied directly to the fluctuations of the S&P 500. The Portfolio's ability to use futures contracts as a substitute for maintaining a fully-invested market position in the 500 stocks comprising the S&P 500 obligates the Portfolio to hedge its position by delivering a specific dollar amount equal to the difference between the value of the S&P 500 at the time the contract was made and the closing of the contract. The futures contracts can result in a high degree of leverage so that, were the Portfolio's position in the contracts not to be hedged by its position in U.S. Government obligations, investment-grade corporate bonds and cash equivalents, a relatively small decline in the S&P 500 could result in a substantial loss to the Portfolio, including part or all of the margin deposits required on the contracts. See "About the S&P 500" on page 23.


SOCIAL AWARENESS PORTFOLIO

The objective of the Social Awareness Portfolio is to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life. The Portfolio's social concern criteria will necessarily limit the universe of securities that may be selected for this Portfolio. However, the Adviser believes the Portfolio's objective of long-term capital growth can be achieved despite this limitation.

In choosing investments, the Adviser will consider a company's record in (a) quality and safety of its products and services, (b) environmental protection and enhancement, (c) employee relations, opportunities and safety, (d) consumer relations and protection, (e) community involvement, and (f) expectations for the creation of new jobs and economic development due to anticipated company growth. In addition, each potential investment will be subject to the Adviser's standards of investment analysis. As a matter of operating policy that may be modified by the Board of Directors, the Portfolio will not invest in any company substantially engaged in the manufacture of or distribution of tobacco products, alcoholic beverages or weapons, or the operation of gambling casinos, or the support of repressive regimes. The Adviser will attempt to monitor and respond to changes in business practices of the companies selected for investment and, in case of any adverse development, will consider whether or not the Portfolio's policies would require it to sell its position in that company. Any sale under those circumstances would, however, be subject to prudent market considerations.


STRATEGIC INCOME PORTFOLIO

The investment objective of the Strategic Income Portfolio is to generate high current income by investing at least 80% of its assets in income producing securities, including at least 40% of its assets in a core asset group of U.S. government and corporate fixed income securities, and 5% to 20% of its assets in each of the following satellite categories: (a) foreign bonds, (b) real estate investment trusts, (c) domestic equity securities, (d) money market securities and (e) the following structured fixed income securities: mortgage backed securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities ("ARMS") and asset-backed securities.

The core assets are selected based on the outlook for interest rates and their yield in relation to other fixed income securities of similar quality and maturity and only include investment grade bonds (i.e., those rated Baa or higher by Moody's, or BBB or higher by S&P or Fitch or which, if unrated, are deemed by Star to be of comparable quality). The foreign bonds are of non-U.S. companies and governments. They are investment grade, are denominated in currencies other than U.S. dollars and may include American Depositary Receipts and International Depositary Receipts. The Portfolio may also invest in shares of investment companies that invest primarily in foreign bonds. Real estate investment trusts include equity or mortgage real estate trusts integrated to capture income diversified by sector (e.g., shopping malls, apartment buildings and health care facilities) and by geographic location. The domestic equity category consists of high-dividend common and preferred stocks of U.S. companies with a history of stable earnings and/or growing dividends. The domestic equity category may also include warrants and securities convertible into the common stocks of these U.S. companies. The money market category includes (a) commercial paper and Europaper (dollar-denominated commercial paper issued outside the U.S.) having at least one rating in one of the two highest categories of any NRSRO; (b) instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares and bankers acceptances) if they have capital, surplus and individual profits of over $100,000,000, or if the principal amount of the instrument is insured by a fund administered by the Federal Deposit Insurance Corporation ("FDIC insured"), including Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"); (c) obligations of the U.S. government or its agencies or instrumentalities; (d) repurchase agreements, and (e) other unrated short-term instruments deemed by Star to be of comparable quality to the other obligations in which the Portfolio may invest. This Portfolio may also engage in short sales from time to time. See "Risks Related to Short Sales" on page 17.


STELLAR PORTFOLIO

The investment objective of the Stellar Portfolio is to maximize total return by investing approximately 15% to 25% of its assets in each of the following categories: (a) domestic equity securities which Star deems to be undervalued relative to stocks contained in the S&P 500 Composite Stock Index; (b) domestic fixed income securities including investment grade corporate debt obligations and obligations of the U.S. government and its agencies and instrumentalities;
(c) foreign securities including securities of non-U.S. companies, investment grade corporate and government fixed income securities denominated in currencies other than U.S. dollars, and investment companies that invest primarily in foreign securities; (d) real estate securities including publicly traded equity and convertible debt securities of real estate related companies and real estate investment trusts, and (e) precious metal securities and/or money market securities. Precious metal securities include equity securities of domestic and foreign companies that explore for, extract, process, or deal in precious metals such as gold, silver, palladium and platinum. Up to 5% of the Portfolio may be invested in domestic and foreign asset-based securities for which the principal amount, redemption terms or conversion terms are related to the market price of some precious metals. Money market securities in which the Portfolio may invest are U.S. and foreign short-term money market instruments including commercial paper and Europaper (dollar-denominated commercial paper issued outside the U.S.) having at least one rating in one of the two highest categories of any NRSRO; instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances) if they have capital, surplus and undivided profits of over $100,000,000, or if the principal amount of the instrument is FDIC insured (these may include ECDs, Yankee CDs and ETDs); obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements, or other short-term instruments deemed by Star to be of comparable quality to the other foregoing money market securities.


RELATIVE VALUE PORTFOLIO

The investment objective of the Relative Value Portfolio is to obtain the highest total return as is consistent with reasonable risk by investing primarily in stocks which Star deems to represent characteristics with low volatility, above-average yields, and are undervalued relative to the stocks comprising the S&P Composite Stock Index. Unless it is in a defensive position, at least 70% of the Portfolio's assets will be invested in common stocks of companies in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will also be considered and may outweigh revenues.

The Portfolio will also invest in fixed income securities, including convertible securities; domestic corporate debt obligations (rated or A or higher by Moody's or S&P or Fitch); and obligations of the U.S. government or its agencies or instrumentalities.


                             INVESTMENT RESTRICTIONS


The Fund is subject to a number of restrictions in implementing its investment policies. The following is a list of certain significant restrictions for all portfolios other than the Capital Appreciation and Aggressive Growth Portfolios, the restrictions for which are listed separately. The Statement of Additional Information provides a complete list of all investment restrictions applicable to the Fund. Restrictions number 4, 7 and 8 are nonfundamental policies of the Small Cap, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios, and restrictions number 4 and 7 are nonfundamental policies of the Global Contrarian Portfolio, and as such may be changed by the Board of Directors. Otherwise, none of the following restrictions may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund or of a particular portfolio, as appropriate.

Each portfolio of the Fund (other than the Capital Appreciation and Aggressive Growth Portfolios) will not:

1. invest more than 5% of the value of the total assets of such portfolio in the securities of any one insurer (except U.S. Government securities);

2. purchase more than 10% of the outstanding voting securities of any one issuer, and the Money Market Portfolio will not acquire the voting securities of any issuer except in connection with a merger, consolidation or other reorganization;

3. invest more than 25% of the value of its total assets in any one industry, except that each portfolio may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in certificates of deposit, bankers' acceptances, bank time deposits or other obligations of banks or financial institutions. However, it is the intention of management not to invest in time deposits which involve any penalty or other restriction on withdrawal;


4. invest more than 10% of the value of its assets (15% in the case of the Small Cap, Core Growth and Growth & Income Portfolios) in securities or other investments, including repurchase agreements maturing in more than seven days, that are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable;

5. other than the Growth & Income and Strategic Income Portfolios, borrow money, except for temporary or emergency purposes from banks, in which event the aggregate amount borrowed shall not exceed 5% of the value of the assets of the portfolio. In the case of such borrowing, each portfolio may pledge, mortgage or hypothecate up to 5% of its assets. Reverse repurchase agreements are not considered to be borrowing money for purposes of this restriction. The Growth & Income and Strategic Income Portfolios may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of each of their total net assets, other than the amount borrowed;

6. purchase or sell commodities or commodity contracts except that (a) each portfolio other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts and options thereon within the limits of investment restriction 7 below, (b) notwithstanding restriction 7 below, the S&P 500 Index Portfolio may purchase and sell stock index futures contracts in accordance with its stated investment objectives, and (c) the Stellar Portfolio may purchase or sell precious metal securities;


7. purchase or sell put or call options, except that each portfolio other than the Money Market Portfolio may, for hedging purposes, (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions in options it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures contracts and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts;


8. other than the International and Global Contrarian Portfolios, invest in securities of foreign issuers except that (a) each of the Equity, Bond, Omni, Core Growth, Growth & Income, S&P 500 Index, Social Awareness and Relative Value Portfolios may (i) invest up to 15% of their respective assets in securities of foreign issuers (including private issuers and foreign governments or political subdivisions, agencies or instrumentalities of foreign governments), American Depository Receipts, and securities of United States domestic issuers denominated in foreign currency, and (ii) invest up to an additional 10% of the assets of the portfolio in securities issued by foreign governments or political subdivisions, agencies or instrumentalities thereof, (b) the Small Cap Portfolio may invest up to 30% of its assets in the securities of foreign issuers, (c) the Money Market Portfolio may invest up to 50% of its assets in the securities of foreign issuers, provided the securities are denominated in U.S. dollars and held in custody in the United States, (d) the Strategic Income Portfolio may invest up to 20% of its assets in foreign bonds and (e) the Stellar Portfolio may invest up to 25% of its assets in the securities of foreign issuers. For purposes of this restriction number 8, U.S. dollar denominated depository receipts traded in domestic markets do not constitute foreign securities;

As nonfundamental policies of each portfolio other than the Capital Appreciation and Aggressive Growth Portfolios, which policies may be changed at any time by the vote of a majority of the Board of Directors, (a) no portfolio will invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom; and (b) each portfolio other than the Money Market Portfolio, in order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities (but, not more than 5% of a portfolio's assets may be invested in such currency hedging contracts).

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.


CAPITAL APPRECIATION PORTFOLIO FUNDAMENTAL POLICIES As a matter of fundamental policy, the Portfolio may not:

C.A.1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other portfolios managed by TRPA or other persons to the extent permitted by applicable law;

C.A.2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

C.A.3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

C.A.4. Make loans, although the Portfolio may (i) lend portfolio securities and participate in an interfund lending program with other portfolios managed by TRPA provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

C.A.5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

C.A.6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

C.A.7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

C.A.8. Issue senior securities except in compliance with the Investment Company Act of 1940; or

C.A.9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

With respect to investment restrictions C.A.1. and C.A.4., the Portfolio will not borrow from or lend to any other portfolios managed by TRPA unless they apply for and receive an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

With respect to investment restriction C.A.2., the Portfolio does not consider currency contracts or hybrid investments to be commodities.

For purposes of investment restriction C.A.3., U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

For purposes of investment restriction C.A.4., the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


AGGRESSIVE GROWTH PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio:

A.G.1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result,
         (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

A.G.2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Portfolio may also borrow money from the other mutual funds managed by SCM or other persons to the extent permitted by applicable law.

A.G.3. May not issue senior securities, except as permitted under the Investment Company Act of 1940.

A.G.4. May not act as an underwriter or another issuer's securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

A.G.5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

A.G.6. May not make loans if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other persons, except through
         (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

A.G.7. May not purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

A.G.8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities.

FOREIGN INVESTMENTS. Investments in foreign securities involve considerations not normally associated with investing in domestic issuers. For a summary of such considerations, see the second paragraph under "International Portfolio" on page 9.

RISKS RELATED TO HEDGING TECHNIQUES. The use for hedging purposes of options and futures contracts on securities and foreign currencies involves certain risks, including whether the Adviser or a sub-adviser will be able to predict correctly the direction of movement of stock prices, interest rates, currency prices and other economic factors, whether sufficient market liquidity will exist to permit a portfolio to close out positions taken, and whether price movements of portfolio securities subject to a hedge follow price movements of securities or currencies underlying options and futures contracts, none of which can be assured. A discussion of the risks involved in the use of such hedging techniques is contained in the Statement of Additional Information.


RISKS RELATED TO LEVERAGING. The Growth & Income and Strategic Income Portfolios may borrow for investment purposes pursuant to a fundamental policy. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Portfolios enter into the reverse repurchase agreements described below. The Investment Company Act of 1940 requires these Portfolios to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing creates an opportunity for increased net income to the Portfolios but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's securities. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of that Portfolio will be less than if borrowing were not used and , therefore, the amount available for distribution to shareholders as dividends will be reduced. The Portfolios also may be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Among the forms of borrowing in which the Growth & Income and Strategic Income Portfolios may engage is the entry into reverse repurchase agreements with banks, brokers or dealers. These transactions involve the transfer by a Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at an agreed-upon price. In certain types of agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based on the prevailing U.S. government securities or other high-quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Commission views reverse repurchase transactions as collateralized borrowings by the Portfolio. These agreements, which are treated as if reestablished each day, can provide the Portfolios with a flexible borrowing tool.

RISKS RELATED TO SHORT SALES. From time to time, the Strategic Income Portfolio may engage in short sales which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

It is anticipated that the frequency of short sales will vary substantially under different market conditions. As an operating policy of the Strategic Income Portfolio which may be changed without shareholder approval, no securities will be sold short if, after effect is given to that short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. The Portfolio may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Portfolio's net assets. The Portfolio may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 2% of the outstanding securities of that class.

The Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security; conversely, the Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale.

RISKS RELATED TO REAL ESTATE SECURITIES. Although the Fund's real estate investments will be limited to publicly traded securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, these investments may be subject to risks associated with direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions and increases in interest rates. Real estate investment trusts are often not diversified and are, therefore, subject to the risk of financing projects. They may also be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Those real estate investment trusts that hold equity positions in real estate may be affected by any changes in the value of the underlying property. Those real estate investment trusts that lend money to property developers may be affected by the quality of any credit extended.

RISKS RELATED TO PRECIOUS METALS. The prices of precious metals and precious metal securities have historically been subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.


                             MANAGEMENT OF THE FUND

The Fund's Board of Directors is responsible for directing the management of the business and affairs of the Fund. The Board of Directors has the power to amend the Fund's By-laws, to elect its officers, to declare and pay dividends, and to exercise all the powers of the Fund except those reserved to the shareholders.


The Adviser is a wholly-owned subsidiary of ONLI and is located at One Financial Way, Cincinnati, Ohio 45242. It has served as the Fund's investment adviser since May 1, 1996. Prior to that date, the Fund's investment adviser was O.N. Investment Management Company, an indirect wholly-owned subsidiary of ONLI which, like the Adviser, made use of ONLI's investment personnel and administrative systems.


The Adviser engages sub-advisers to direct the investments and reinvestments of certain portfolios.

SGAM, located at 1221 Avenue of the Americas, New York, NY 10020, is owned by Societe Generale, one of the largest banks in Europe. SGAM and its predecessors have been investment advisers to international mutual funds since 1970. It has managed the assets of the International Portfolio since 1993, and the Global Contrarian Portfolio since 1995.

TRPA, located at 100 East Pratt Street, Baltimore, Maryland 21202, manages assets for various individual and institutional investors, particularly the T. Rowe Price group of mutual funds. It is the successor to an investment firm founded in 1937. It has managed the assets of the Capital Appreciation Portfolio since 1994.

FAM, located at 2930 East Third Avenue, Denver, Colorado 80206, manages the assets of the Founders group of mutual funds as well as private accounts. It was established in 1938. It has managed the assets of the Small Cap Portfolio since 1994.

SCM, located at 100 Heritage Reserve, Milwaukee, Wisconsin 53051, manages the assets of the Strong group of mutual funds as well as pension funds and private accounts. It was established in 1974. It has managed the assets of the Aggressive Growth Portfolio since 1995.


PBA, located at 1255 Drummer's Lane, Wayne, Pennsylvania 19087, is controlled by United Asset Management Corp. located in Boston, Massachusetts. With its predecessors, PBA has been an investment adviser since 1982 and it manages the PBHG mutual funds. It has managed the assets of the Core Growth Portfolio since 1997.

RSIM, located at 555 California Street, San Francisco, California 94104, has been an investment adviser since 1978. It specializes in growth companies and manages the Robertson Stephens mutual funds as well as private and institutional asset pools. It has managed the assets of the Growth & Income Portfolio since 1997.

Star, located at 425 Walnut Street, Cincinnati, Ohio 45202, is a national bank founded in 1863. It is the largest bank and trust organization of StarBanc Corporation. It has managed commingled funds since 1957. It has managed the assets of the Strategic Income, Stellar and Relative Value Portfolios since 1997.

The individuals primarily responsible for the day-to-day management of the Fund's portfolios are Joseph Brom, Michael Boedeker, Stephen Williams, Douglas Hundley, Jean-Marie Eveillard, Richard Howard, Michael Haines, Richard Strong, James McCall, John Wallace, Randolph Bateman, Joseph Belew, Fred Brink, Kirk Mentzer and Peter Sorrentino.


Joseph Brom is president of the Adviser and senior vice president and chief investment officer of ONLI. He oversees the management of the Equity, Money Market, Bond and Omni Portfolios. He is a chartered financial analyst with a bachelor's degree in economics and finance and a law degree from the University of Wisconsin. He has been an investment officer of ONLI since 1975 and previously had 15 years of experience in securities management.

Michael Boedeker, a vice president of the Adviser, has managed the Money Market and Bond Portfolios since 1989. He is a chartered financial analyst with a bachelor's degree in business and a master of business administration degree in finance from Indiana University. He has been vice president of fixed income securities for ONLI since 1989 and previously had over 20 years of experience in fixed income securities and mutual fund management, most recently as senior vice president and chief investment officer of Mutual Security Life Insurance Co. for more than 5 years.


Stephen Williams, a vice president of the Adviser, has managed the Equity and Omni Portfolios since 1987 and the Social Awareness Portfolio since its inception in 1997. He has a bachelor's degree in finance from the University of Cincinnati. He has been an investment analyst and director of securities for ONLI since 1977.

Douglas Hundley is the portfolio manager of the S&P 500 Index Portfolio, and he has co-managed the Money Market Portfolio since 1995. He has a bachelor's degree in accounting and economics from Northern Kentucky University, a master of business administration degree in finance from the University of Texas, and is a certified public accountant in Ohio. He has been an investment officer of ONLI since 1995. For more than seven years prior to that he was an assistant portfolio manager for the Metropolitan Life Insurance Co. and was a financial analyst for Star for a year.

Jean-Marie Eveillard, president of SGAM, has managed the International Portfolio since its inception in 1993 and the Global Contrarian Portfolio since its inception in 1995. He is a graduate of the Ecole des Hautes Etudes Commerciales in Paris. He has been president of SoGen International Fund since 1984 and for 21 years prior to that had been a securities analyst and mutual fund manager of Societe Generale and SoGen International Fund.


Richard Howard, president of the T. Rowe Price Capital Appreciation Fund and a vice president of TRPA, is the portfolio manager of the Capital Appreciation Portfolio. He is a chartered financial analyst with a bachelor's degree in engineering from Millikin University and a master of business administration degree from Harvard. He joined TRPA in 1982 and previously worked as an industry specialist for Fidelity Management and Research and for CG Investment Management Company.

Michael Haines, senior vice president of investment of FAM, is the portfolio manager of the Small Cap Portfolio. He has a bachelor's degree from the Colorado College and a master of business administration from the University of Denver. He has been a portfolio manager for FAM since 1990 and for 5 years prior to that was a financial analyst for FAM.

Richard Strong, chairman of the board of SCM, is the portfolio manager of the Aggressive Growth Portfolio. He has a bachelor's degree from Baldwin Wallace College and a master's degree in finance from the University of Wisconsin. He founded SCM in 1974 after 8 years of investment experience with several other firms.


James McCall, a portfolio manager with PBA since 1994, manages the Core Growth Portfolio. He has a bachelor's degree from the Philadelphia College of Pharmacy and Science and masters degrees in pharmacy and business administration from the University of Utah. Prior to joining PBA, he spent nine years as a vice president and portfolio manager with First National Bank of Maryland and as mutual fund portfolio manager for Provident Mutual Management Co. He spent ten years as a pharmacist before entering the investment field.

John Wallace, a managing director of RSIM, is the portfolio manager of the Growth & Income Portfolio. He has a bachelor's degree in Spanish and Anthropology from the University of Idaho and a master of business administration degree from Pace University. He joined RSIM in 1995. For nine years prior to that he was a mutual fund portfolio manager for Oppenheimer Management Corp. Prior to that, he had been the co-founder, owner and operator of an Ecuadorian export firm.

Randolph Bateman, senior vice president and chief investment officer of Star's trust financial services group, manages the foreign bonds component of the Strategic Income Portfolio and the foreign securities component of the Stellar Portfolio. He oversees investment policy and research for the Star trust group's capital management division. He is a chartered financial analyst with a bachelor's degree in economics from North Carolina State University. He has been an investment officer of Star since 1988. Prior to that, he had 17 years of investment experience including serving as president of MPACT Securities.

Joseph Belew, vice president and trust officer of Star, manages the Relative Value Portfolio. He has a bachelor's degree in business management from Belmont College. He has been a trust officer and investment manager of Star since 1979.

Fred Brink, a trust investment officer and fund manager for the capital management division of Star, manages the real estate securities component of the Strategic Income and Stellar Portfolios. He manages real estate investment trusts and mutual funds for Star. He has a bachelor's degree in finance from the University of Cincinnati. He has been a trust investment officer for Star since 1991.

Kirk Mentzer, senior trust officer and director of fixed income research for the capital management division of Star, manages the domestic and structured fixed income components of the Strategic Income Portfolio and the domestic fixed income component of the Stellar Portfolio. He also manages the money market components of the Strategic Income, Stellar and Relative Value Portfolios. He is responsible for fixed income investment policy and strategy for Star's capital management division. He has a bachelor's degree in finance and insurance from the University of Cincinnati and a master's degree in finance from Xavier University. He has been a trust officer for Star since 1989 .

Peter Sorrentino, vice president and director of portfolio management and research for the capital management division of Star, manages the domestic equity components of the Strategic Income and Stellar Portfolios. He is a chartered financial analyst and has bachelor's degrees in both finance and accounting from the University of Cincinnati. He has been an investment officer of Star since 1996 and for 9 years prior to that was a vice president and regional director of portfolio management for Bank One Investment Advisers.

Under the Investment Advisory Agreement dated May 1, 1996, and supplemented January 2, 1997, the Adviser provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services to the Equity, Bond, Omni and Social Awareness Portfolios, the Adviser is paid fees at an annual rate of 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million, 0.45% of the next $250 million, 0.40% of the next $500 million, 0.30% of the next $1 billion and 0.25% of net assets over $2 billion. For the Money Market Portfolio, the Adviser is paid a fee at an annual rate of 0.30% of the first $100 million, 0.25% of the next $150 million, 0.23% of the next $250 million, 0.20% of the next $500 million and 0.15% of net assets over $1 billion. However, as to the Money Market Portfolio, the Adviser is presently waiving any of its fee in excess of 0.25%. For the International, Global Contrarian and Relative Value Portfolios, the Adviser is paid fees at an annual rate of 0.90% of each Portfolio's average daily net asset value.

The Adviser is paid fees at an annual rate of 0.80% of the average daily net asset value of each of the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios. The Adviser is paid fees at an annual rate of 0.95% of the first $150 million of the average daily net asset value of the Core Growth Portfolio and 0.80% of net assets over $150 million. The Adviser is paid fees at an annual rate of 0.85% of the first $200 million of the average daily net asset value of the Growth & Income Portfolio and 0.80% of net assets over $200 million. The Adviser is paid fees at an annual rate of 0.40% of the first $100 million of the average daily net asset value of the S&P 500 Index Portfolio, 0.35% of the next $150 million and 0.33% of net assets over $250 million. The Adviser is paid fees at an annual rate of 1.00% of the average daily net asset value of the Stellar Portfolio.

Pursuant to Sub-Advisory Agreements dated May 1, 1996, the Adviser (1) pays SGAM fees at an annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net asset value for directing the investment and reinvestment of those Portfolios' assets, (2) pays TRPA a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million for directing the investment and reinvestment of the Capital Appreciation Portfolio's assets, (3) pays FAM a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Small Cap Portfolio's assets and (4) pays SCM a fee at an annual rate of 0.70% of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of the Aggressive Growth Portfolio's assets. Pursuant to Sub-Advisory Agreements dated January 2, 1997, the Adviser (1) pays PBA fees at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Core Growth Portfolio's assets, (2) pays RSIM 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net asset value in excess of $200 million for directing the investment and reinvestment of the Growth & Income Portfolio's assets, (3) pays Star fees at an annual rate of 0.55 % of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Strategic Income Portfolio assets,
(4) pays Star fees at an annual rate of 0.75% of the first $50 million and 0.70% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Stellar Portfolio assets and (5) pays Star fees at an annual rate of 0.65% of the first $50 million and 0.60% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Relative Value Portfolio assets.


Under a service agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.

The Fund also incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.


The Fund's transfer agent and Fund accounting agent is American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743. The custodian for those portfolios other than the International and Global Contrarian Portfolios is Star, which is located at 425 Walnut Street, Cincinnati, Ohio 45202. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri. For assets held outside the United States, the custodians enter into subcustodial agreements, subject to approval by the Board of Directors.


                                  CAPITAL STOCK


The Fund's authorized capital consists of 250 million shares of capital stock with a par value of $1 per share; 20 million of such shares are allocated to each of the Equity, Omni and International Portfolios, and 10 million of such shares are allocated to each of the other portfolios. These shares may be reallocated by the Board of Directors to another of the existing portfolios or to any new portfolio.


All shares of all portfolios have equal voting rights, except that only shares of a particular portfolio are entitled to vote on matters pertaining only to that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all Fund shareholders may not be binding on a portfolio whose shareholders have not approved such matter.

Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and in net assets of such portfolio remaining upon liquidation or dissolution after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preemptive, conversion, cumulative dividend or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights, which means that the holders of more than half of the Fund shares voting for election of directors can elect all of the directors if they so choose. In such event, the holders of the remaining shares would not be able to elect any directors.

All of the outstanding Fund shares are owned of record by ONLI and ONLAC and are held in their various separate accounts. The shares held in connection with those separate accounts are voted by ONLI or ONLAC in accordance with instructions received from the owners of variable contracts issued in connection with such separate accounts and persons receiving payments under the variable contracts. Fund shares attributable to contracts owned by ONLI and ONLAC, and Fund shares not attributable to variable contracts, will be voted in proportion to instructions received from all variable contract owners.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each portfolio seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Fund will not be subject to federal income tax on amounts distributed. Consequently, the Fund distributes to its shareholders each year substantially all of its net investment income and net realized capital gains (if any). For the Money Market Portfolio, all of the undistributed net investment income is determined and paid as a dividend to shareholders of record immediately before each computation of the net asset value of Money Market shares. For the other portfolios, dividends representing net investment income will normally be distributed quarterly and any net realized capital gains will be distributed annually. However, the Fund's Board of Directors may declare such dividends at more frequent intervals. Dividends and distributions are automatically reinvested in additional shares of their respective portfolios at net asset value without a sales charge unless a shareholder requests that they be paid in cash.


                        PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. (The net asset value of the Money Market Portfolio is normally $10 per share.) Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund except in extraordinary circumstances as described in the Statement of Additional Information.

The net asset value of the Fund's shares is determined on each day on which an order for purchase or redemption of the Fund's shares is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern time on each business day. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio.

Shares of one portfolio may be exchanged for shares of another portfolio of the Fund on the basis of the relative net asset values next computed after an exchange order is received by the Fund.

                                FUND PERFORMANCE

From time to time, the current yield, average annual total return and cumulative total returns for the portfolios will be advertised. The results might be compared to other similar mutual funds or unmanaged indices. Management's discussion and analysis of the Fund's performance is included in the Fund's most-recent annual report and is available free upon request.

Total return for a portfolio reflects the sum of all of its earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measurement period. For this purpose, it is assumed that all dividends and capital gains distributions are reinvested. The average annual total return is expressed as a percentage of an amount invested for a one-year period. Each portfolio's average return is computed by a formula in which a hypothetical initial investment of $1,000 is equated to an ending redeemable value from the inception of the portfolio for one-, five- and ten-year periods. Cumulative total return reflects a portfolio's aggregate performance, expressed as a dollar amount change, from the beginning to the end of the period.

Percentage changes in net asset value per share and total returns quoted for a portfolio include the effect of deducting that portfolio's expenses, but do not include charges and expenses attributable to any particular insurance product. The amount by which variable annuity separate account charges and expenses would reduce Fund's total return may be demonstrated by comparing the Fund's total return to that of the variable annuity separate account for the same period. Variable life insurance separate account charges vary significantly, depending upon a variety of demographic factors (such as age, sex and health status) and several contract-specific factors (such as stated amount of death benefit), but in all cases would have the result of lowering the total return of the Fund.

From time to time the annualized yield and "effective" yield will be quoted for the Money Market Portfolio. The Money Market Portfolio's yield refers to the income generated by an investment in the Portfolio over the seven-day period indicated. This income is then "annualized" by assuming that the same amount of income generated by the Portfolio that week is generated over a 52-week period and is shown as a percentage of the investment. "Effective" yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

All performance quotations are based on historical investment performance and are not intended to indicate future performance



                                ABOUT THE S&P 500

The S&P 500 is a widely publicized index that tracks 500 companies traded on the New York and American Stock Exchanges and in the over-the-counter market. It is weighted by market value so that each company's stock influences the S&P 500 in proportions to its relative market capitalization. Most of the stocks in the S&P 500 are issued by companies that are among the 500 largest in the United States in terms of aggregate market value. However, for diversification purposes, some stocks of smaller companies are included in the S&P 500.

"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the S&P 500 Index Portfolio. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the Portfolio. S&P has no obligation to take the needs of the Adviser or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                     PART B.

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                              OHIO NATIONAL FUND, INC.

                                 One Financial Way
                               Cincinnati, Ohio 45242
                              Telephone (5l3) 794-6316


                        STATEMENT OF ADDITIONAL INFORMATION
                                  JANUARY 3, 1997

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Ohio National Fund, Inc. (the "Fund") dated January 3, 1997.


To obtain a free copy of the Fund's prospectus, write or call the Fund at the above address.

                                 Table of Contents
                                 -----------------

                                                                                Page
                                                                                ----
The Fund .................................................................        3

Fund Performance .........................................................        3
      Current Yield of Money Market Portfolio
      Total Return
      Portfolio Turnover

Investment Objectives and Policies .......................................        7
      Money Market Instruments

Investment Restrictions ..................................................        9
      Hedging Transactions
      Covered Call Options and Put Options
      Risk Factors with Options
      Futures Contracts
      Options on Futures Contracts and Financial Indexes
      Risk Factors with Futures, Options on Futures and Options on Indexes
      Risk Factors with Foreign Investments
      Foreign Currency Hedging Transactions
      Short Sales

Management of the Fund ...................................................       21
      Directors and Officers
      Compensation of Directors
      Shareholders' Meetings
      Investment Advisory and Other Services

Brokerage Allocation .....................................................       24

Purchase and Redemption of Shares ........................................       26

Tax Status ...............................................................       27

Experts ..................................................................       27

Legal Counsel ............................................................       28

The S&P 500 ..............................................................       28

Financial Statements .....................................................       29

Appendix .................................................................       61
      Debt Security Ratings

                                      THE FUND



The Fund is an open-end diversified management investment company which currently consists of 16 separate portfolios - the Equity Portfolio, the Money Market Portfolio, the Bond Portfolio, the Omni Portfolio, the International Portfolio, the Capital Appreciation Portfolio, the Small Cap Portfolio, the Global Contrarian Portfolio, the Aggressive Growth Portfolio, the Core Growth Portfolio, the Growth & Income Portfolio, the S&P 500 Index Portfolio, the Social Awareness Portfolio, the Strategic Income Portfolio, the Stellar Portfolio and the Relative Value Portfolio. At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company ("ONLI") and Ohio National Life Assurance Corporation ("ONLAC") to support certain benefits under variable contracts issued by ONLI and ONLAC. In the future, Fund shares may be used for other purposes, but absent a change in applicable law, will not be sold directly to the public.

The Fund was created on November 2, 1982 as the result of a plan of reorganization and an agreement of merger entered into by O.N. Fund, Inc. and O.N. Market Yield Fund, Inc., both of which were Maryland corporations. O.N. Fund, Inc. was merged into O.N. Market Yield Fund, Inc., which acquired all of O.N. Fund's assets and assumed all of O.N. Fund's liabilities. The shares of O.N. Fund were converted to an equal number of shares of the Equity Portfolio of O.N. Market Yield Fund and all shares of O.N. Market Yield Fund were converted into an equal number of shares of the Money Market Portfolio. The name of O.N. Market Yield Fund was changed to the Fund's current name, Ohio National Fund, Inc., and a Bond Portfolio was created. The Omni Portfolio was added in 1984, the International Portfolio in 1993, and the Capital Appreciation and Small Cap Portfolios in 1994, the Global Contrarian and Aggressive Growth Portfolios in 1995, and the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios in 1997. The investments held by each portfolio are maintained separately from those held by the other portfolios.

The investment and reinvestment of the assets of the Equity, Money Market, Bond, Omni, S&P 500 Index and Social Awareness Portfolios is directed by the Fund's investment adviser, Ohio National Investments, Inc. (the "Adviser"), a wholly-owned subsidiary of ONLI. The principal business address of ONLI, ONLAC and the Adviser is One Financial Way, Cincinnati, Ohio 45242. The investment and reinvestment of International and Global Contrarian Portfolio assets is managed by Societe Generale Asset Management Corp. ("SGAM") as sub-adviser. The principal business address of SGAM is 1221 Avenue of the Americas, New York, New York 10020. The investment and reinvestment of Capital Appreciation Portfolio assets is managed by T. Rowe Price Associates, Inc. ("TRPA") as sub-adviser. The principal business address of TRPA is 100 East Pratt Street, Baltimore, Maryland 21202. The investment and reinvestment of Small Cap Portfolio assets is managed by Founders Asset Management, Inc. ("FAM") as sub-adviser. The principal business address of FAM is 2930 East Third Avenue, Denver, Colorado 80206. The investment and reinvestment of Aggressive Growth Portfolio assets is managed by Strong Capital Management, Inc. ("SCM") as sub-adviser. The principal business address of SCM is 100 Heritage Reserve, Milwaukee, Wisconsin 53051. The investment and reinvestment of Core Growth Portfolio assets is managed by Pilgrim Baxter & Associates, Ltd. ("PBA") as sub-adviser. The principal business address of PBA is 1255 Drummers Lane, Wayne, Pennsylvania 19087. The investment and reinvestment of Growth & Income Portfolio assets is managed by Robertson Stephens Investment Management, L.P. ("RSIM") as sub-adviser. The principal business address of RSIM is 555 California Street, San Francisco, California 94104. The investment and reinvestment of Strategic Income, Stellar and Relative Value Portfolio assets is managed by Star Bank, N.A. ("Star") as subadviser. The principal business address of Star is 425 Walnut Street, Cincinnati, Ohio 45202.



                                  FUND PERFORMANCE

The Fund may distribute sales literature comparing the percentage change in net asset value per share for any of its portfolios against the Consumer Price Index or such established market indices as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, one or more of Lehman Brothers Bond Indices, the Morgan Stanley Europe, Australia and Far East Index, the Morgan Stanley World Index, the Russell 2000 Index, the New York Stock Exchange Composite Index, the American Stock Exchange Index, the National Association of

Securities Dealers Automated Quotations Composite Index, the Value Line Composite Index, the Investors Business Daily 6000 Index, IBC's Money Fund Reports, or other management investment companies having investment objectives similar to the portfolio being compared. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each portfolio may also be advertised.

The Fund may also advertise the performance rankings assigned to certain portfolios or their subadvisers by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including The Wall Street Journal, Investors Business Daily, The New York Times, Barron's, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger's Personal Finance and Money Magazine.

The prospectus sets forth in tabular form, under the caption "Financial Highlights," certain information concerning the Fund and its individual portfolios. The following discussion describes the methods of calculating the current yield of the Money Market Portfolio and the total return of all portfolios, and states the Fund's policy with respect to each portfolio's turnover rate.


CURRENT YIELD OF MONEY MARKET PORTFOLIO

Current annualized yield quotations for the Money Market Portfolio are based on the portfolio's net investment income for a seven-day period and exclude any realized or unrealized gains or losses on portfolio securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The net change in account value reflects the value of any additional shares purchased with dividends from the original share in the account during the seven-day period, any dividends declared on such original share and any such additional shares during the period, and expenses accrued during the period. The Fund may also disclose the effective yield of the Money Market Portfolio for a seven-day period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis.


TOTAL RETURN

Total returns quoted in advertising reflect all aspects of a portfolio's investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the portfolio's net asset value per share over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                  P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                      ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

The average annual total returns for each of the portfolios from the inception of the portfolio and for the one-, five- and ten-year periods ending on December 31, 1995, are as stated below:


                            One        Five         Ten           From       Inception
                            Year       Years       Years        Inception       Date
                            ----       -----       -----        ---------       ----
Equity                     27.20%      13.46%      13.35%         10.17%      10-06-69
Money Market                5.62%       4.21%       5.74%          7.57%      03-20-80
Bond                       18.90%       8.98%       8.31%          9.05%      11-02-82
Omni                       22.75%      12.07%      10.75%         11.22%      09-10-84
International              12.10%        N/A         N/A          16.87%      04-30-93
Capital Appreciation       22.62%        N/A         N/A          16.04%      05-01-94
Small Cap                  33.01%        N/A         N/A          33.18%      05-01-94
Global Contrarian            N/A         N/A         N/A          12.05%      03-31-95
Aggressive Growth            N/A         N/A         N/A          37.53%      03-31-95
Core Growth                  N/A         N/A         N/A            N/A       01-03-97
Growth & Income              N/A         N/A         N/A            N/A       01-03-97
S&P 500 Index                N/A         N/A         N/A            N/A       01-03-97
Social Awareness             N/A         N/A         N/A            N/A       01-03-97
Strategic Income             N/A         N/A         N/A            N/A       01-03-97
Stellar                      N/A         N/A         N/A            N/A       01-03-97
Relative Value               N/A         N/A         N/A            N/A       01-03-97


In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment. The cumulative total returns for each of the portfolios from the inception of the portfolio and for the five- and ten-year periods ending on December 31, 1995 (assuming a hypothetical initial investment of $1,000) were as follows:

                        Five Years    Ten Years  From Inception
                        ----------    ---------  --------------
Equity                     $1,880       $3,501       $13,676
Money Market               $1,229       $1,747       $ 3,080
Bond                       $1,537       $2,221       $ 3,126
Omni                       $1,768       $2,353       $ 3,327
International                 N/A          N/A       $ 1,514
Capital Appreciation          N/A          N/A       $ 1,282
Small Cap                     N/A          N/A       $ 1,613
Global Contrarian             N/A          N/A       $ 1,089
Aggressive Growth             N/A          N/A       $ 1,270
Core Growth                   N/A          N/A           N/A
Growth & Income               N/A          N/A           N/A
S&P 500 Index                 N/A          N/A           N/A
Social Awareness              N/A          N/A           N/A
Strategic Income              N/A          N/A           N/A
Stellar                       N/A          N/A           N/A
Relative Value                N/A          N/A           N/A

PORTFOLIO TURNOVER


Each portfolio has a different expected rate of portfolio turnover. However, the rate of portfolio turnover will not be a limiting factor when the management of the Fund deems it appropriate to purchase or sell securities for a portfolio, except in the following circumstances. The Fund intends to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. Among such requirements is a limitation of less than 30% of the amount of gross income which each portfolio may derive from gains on the sale or other disposition of securities held for less than three months. Accordingly, the ability of any portfolio to effect certain portfolio transactions at a given time may be limited. The Small Cap, Aggressive Growth and Strategic Income Portfolios may engage in the purchase and sale of securities close to the ex-dividend date in order to receive the anticipated dividend and then sell the securities after the ex-dividend date. This practice could substantially increase the Portfolio's turnover rate. The relatively high portfolio turnover rates expected for the Small Cap, Aggressive Growth, Core Growth, Growth & Income and Strategic Income Portfolios will result in correspondingly higher brokerage costs which must be borne by these Portfolios. The Fund's policy with respect to each portfolio is as follows:


      Equity Portfolio - Although this Portfolio will not normally purchase securities with the intention of obtaining short-term capital appreciation, purchases and sales will be made whenever deemed prudent and consistent with the investment objectives of the Portfolio. During periods of relatively stable market and economic conditions, it is anticipated that the annual portfolio turnover rate of the Portfolio will be moderate. During periods when changing market or economic conditions are foreseen, shifts in portfolio emphasis may cause the rate of portfolio turnover to increase. During 1995, the turnover rate for this portfolio was 14%.

      Money Market Portfolio - Since the assets of this Portfolio consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since purchases are generally effected with dealers or issuers on a net basis, it is not expected that the Portfolio will incur significant brokerage commissions.

      Bond Portfolio - This Portfolio will engage in transactions when the Adviser believes that they will help to achieve the overall objectives of the Portfolio. Portfolio securities may or may not be held to maturity. The rate of portfolio turnover will vary from time to time but is not expected to exceed 50% annually. The turnover rate for this portfolio was 4% in 1995.

      Omni Portfolio - The rate of portfolio turnover will vary from time to time but is not expected to exceed 50% annually. The turnover rate for this portfolio was 10% in 1995.

      International Portfolio - Although this Portfolio will not normally engage in short-term trading, purchases and sales of securities will be made whenever deemed appropriate to achieve the Portfolio's objective of long-term capital growth. The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate to achieve this Portfolio's stated objective. Under normal circumstances, the portfolio turnover rate for this portfolio is not expected to exceed 75% annually. The turnover rate for this portfolio was 7% in 1995.

      Capital Appreciation Portfolio - Although TRPA generally seeks less volatile securities for this Portfolio, the Portfolio may be traded fairly aggressively. Its portfolio turnover rate is normally expected to be 50% to 150% annually. The turnover rate for this portfolio was 32% in 1995.

      Small Cap Portfolio - While this Portfolio purchases and holds securities with the goal of meeting its investment objectives, portfolio changes are made whenever FAM believes they are advisable, usually without reference to the length of time a security has been held. The engagement in a substantial number of short-term transactions is expected to result in annual portfolio turnover rates of 100% to 300%. The turnover rate for this portfolio was 75% in 1995.

      Global Contrarian Portfolio - Because of the long-term growth objective and the purchase of under-valued and out-of-favor securities, this Portfolio will generally tend to hold securities for a relatively longer time with the expectation of eventual price appreciation. As a result, the portfolio turnover rate is not expected to exceed 50% annually, However, it could be substantially higher at times due to repositioning of the portfolio. The turnover rate for this portfolio was 4% for the period from March 31, 1995 to December 31, 1995 (an annualized rate of 6%).

      Aggressive Growth Portfolio - The securities of this Portfolio are generally expected to be traded more aggressively than those of the other portfolios. Its portfolio turnover rate can normally be expected to be in the range of 100% to 300% annually. The turnover rate for this portfolio was 1,116% for the period from March 31, 1995 to December 31, 1995 (an annualized rate of 1,488%).


      Core Growth Portfolio - Although the securities held in this Portfolio are generally held for appreciation, PBA's disciplined response to its analytic process will occasionally result in sales without regard to the length of time a security has been held. The annual turnover rate is normally expected to be in the range of 50% to 250%.

      Growth & Income Portfolio - RSIM exercises "sell" disciplines. A stock held in this Portfolio is likely to be sold if it declines substantially in price (at least 15%), if it reaches its upside target price, if the company's business fundamentals turn negative, or if a more attractive opportunity appears. The prices of small- and mid-cap company securities in which this Portfolio invests may be more volatile than those of larger companies. As a result, the Portfolio's annual turnover rate is normally expected to be in the 100% to 200% range.

      S&P 500 Index Portfolio - Securities held in this Portfolio generally will not be actively traded. Although it will often purchase fixed-income securities with relatively short maturities, those transactions are not expected to generate substantial brokerage commissions. The annual turnover rate is not expected to exceed 100%.

      Social Awareness Portfolio - This Portfolio will not normally purchase securities with the intention of obtaining short-term returns. Under normal market conditions, the annual turnover rate is not expected to exceed 50%.

      Strategic Income Portfolio - The securities of this Portfolio will generally be traded more frequently than those of the other income oriented portfolios. Its portfolio turnover rate can normally be expected to be in the range of 50% to 250% annually.

      Stellar Portfolio - Although this Portfolio does not seek short-term profits, its securities will be sold whenever Star believes it is appropriate to do so in light of the Portfolio's investment objective without regard to the length of time a particular security may have been held. Its portfolio turnover rate is normally expected to be 50% to 150%.

      Relative Value Portfolio - Although this Portfolio does not seek short-term profits, its securities will be sold whenever Star believes it is appropriate to do so in light of the Portfolio's investment objective without regard to the length of time a particular security may have been held. Its portfolio turnover rate is not expected to exceed 75% during normal economic and market conditions.


                         INVESTMENT OBJECTIVES AND POLICIES

The following descriptions of money market instruments supplement the Fund's "Investment Objectives and Policies" set forth in the prospectus. The Money Market Portfolio and the Omni, Strategic Income and Stellar Portfolios, to the extent they invest in the money market sector, will invest extensively in these instruments. The other Portfolios may invest in such instruments to a limited extent (to invest otherwise idle cash) or on a temporary basis for defensive purposes. The debt security ratings referred to in the prospectus in connection with the investment policies of the portfolios are defined in the Appendix to this Statement of Additional Information.

MONEY MARKET INSTRUMENTS

      U.S. Government Obligations - Bills, notes, bonds and other debt securities issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, and Federal Home Loan Banks. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuer. Certain of the foregoing may be purchased on a "when issued" basis at which time the rate of return will not have been set.

      Certificates of Deposit - Certificates issued against funds deposited in a bank for a definite period of time, at a specified rate of return. Normally they are negotiable.

      Bankers' Acceptances - Short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

      Commercial Paper - Promissory notes issued by corporations to finance their short-term credit needs. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a master demand note arrangement, the Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolio may invest in them only if at the time of an investment the issuer meets the criteria set forth above for all other commercial paper issuers. Such notes will be considered to have a maturity of the longer of the demand period or the period of the interest guarantee.

      Corporate Obligations - Bonds and notes issued by corporations in order to finance longer-term credit needs.



      Repurchase Agreements - Agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the Portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The rate is effective for the period of time the Portfolio is invested in the agreement and unrelated to the coupon rate on the purchased security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than one year. These transactions afford an opportunity for the Portfolio to earn a return on temporarily available cash. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with financial institutions believed by the Adviser to present minimal credit risks in accordance with criteria established by the Fund's Board of Directors. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will only enter into repurchase agreements pursuant to a master repurchase agreement that provides that all transactions be fully collateralized and that the collateral be in the actual or constructive possession of the Fund. The agreement must also provide that the Fund will always receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and the Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller were to default, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. Investments in repurchase agreements will be limited to transactions with financial institutions believed by the Adviser to present minimal credit risks. The Portfolio will not enter into repurchase agreements with securities dealers unless it has obtained an exemptive order from the Commission or an opinion of counsel that such transactions will not violate a legal prohibition which in some circumstances bars an investment company from purchasing any securities issued by a securities dealer.



                                INVESTMENT RESTRICTIONS

The prospectus lists the most significant investment restrictions to which the Fund is subject. The following is a complete list of the Fund's investment restrictions. Except as otherwise specified, all of the investment restrictions stated in the prospectus and this Statement of Additional Information are fundamental policies. Restrictions number 4, 7, 8, 12, 13 and 14 are nonfundamental policies of the Small Cap, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios, and restrictions number 4, 7, 12, 13 and 14 are nonfundamental policies of the Global Contrarian Portfolio. The fundamental policies and nonfundamental operating policies of the Capital Appreciation and Aggressive Growth Portfolios are shown separately below. Fundamental policies may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund or a particular portfolio, as appropriate. The Investment Company Act of l940 defines a majority vote as the vote of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a particular portfolio, such matter shall be deemed to have been effectively acted upon with respect to such portfolio if a majority of the outstanding voting securities of such portfolio vote for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.


The Fund may not issue senior securities and each portfolio of the Fund (other than the Capital Appreciation and Aggressive Growth Portfolios) will not:

      l. invest more than 5% of the value of the total assets of such portfolio in the securities of any one issuer (except U.S. Government securities);

      2. purchase more than l0% of the outstanding voting securities of any one issuer, and the Money Market Portfolio will not acquire the voting securities of any issuer except in connection with a merger, consolidation or other reorganization;

      3. invest more than 25% of the value of its total assets in any one industry, except that each portfolio may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in certificates of deposit, bankers' acceptances, bank time deposits or other obligations of banks or financial institutions. However, it is the intention of management not to invest in time deposits which involve any penalty or other restriction on withdrawal;


      4. invest more than 10% of the value of its assets (15% in the case of the Small Cap, Core Growth and Growth & Income Portfolios) in securities or other investments, including repurchase agreements maturing in more than seven days, that are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable;

      5. other than the Growth & Income and Strategic Income Portfolios, borrow money, except for temporary or emergency purposes from banks, in which event the aggregate amount borrowed shall not exceed 5% of the value of the assets of the portfolio; in the case of such borrowing, each portfolio may pledge, mortgage or hypothecate up to 5% of its assets. Reverse repurchase agreements are not considered to be borrowed money for purposes of this restriction. The Growth & Income and Strategic Income Portfolios may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of each of their total net assets, other than the amount borrowed;

      6.      purchase or sell commodities or commodity contracts except that
              (a) each portfolio other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts and options thereon within the limits of investment restriction 7 below, (b) the S&P 500 Index Portfolio may purchase or sell stock index futures contracts in accordance with its stated investment objectives, and (c) the Stellar Portfolio may purchase or sell precious metal securities;


      7. purchase or sell put or call options, except that each portfolio other than the Money Market Portfolio may, for hedging purposes,
              (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions in options it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures contracts and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts;


      8. other than the International and Global Contrarian Portfolios, invest in securities of foreign issuers except that (a) each of the Equity, Bond, Omni, Core Growth, Growth & Income, S&P 500 Index, Social Awareness and Relative Value Portfolios may (i) invest up to l5% of their respective assets in securities of foreign issuers (including foreign governments or political subdivisions, agencies or instrumentalities of foreign governments) American Depository Receipts, and securities of United States domestic issuers denominated in foreign currency, and (ii) invest up to an additional l0% of the assets of the portfolio in securities issued by foreign governments or political subdivisions, agencies or instrumentalities thereof, (b) the Small Cap Portfolio may invest up to 30% of its assets in the securities of foreign issuers, (c) the Money Market Portfolio may invest up to 50% of its assets in the securities of foreign issuers, provided the securities are denominated in U.S. dollars and held in custody in the United States, (d) the Strategic Income Portfolio may invest up to 20% of its assets in foreign bonds and
              (e) the Stellar Portfolio may invest up to 25% of its assets in the securities of foreign issuers. For purposes of this restriction number 8, U.S. dollar denominated depository receipts traded in domestic markets do not constitute foreign securities;


      9. underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the Securities Act of l933 in selling portfolio securities;

      10. purchase or sell real estate, except that each portfolio may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein. For purposes of this restriction, "real estate" does not include investments in readily marketable notes or other evidence of indebtedness secured by mortgages or deeds of trust relating to real property;


      11. lend money to other persons except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. Other than the Strategic Income Portfolio, no more than 10% of a portfolio's total assets will be invested in repurchase agreements maturing in more than seven days;

      12. sell securities short or purchase securities on margin except such short-term credits as are required to clear transactions. The Strategic Income Portfolio may sell securities short if (i) it owns, or has a right to acquire, an equal amount of those securities or (ii) if it does not own the securities, it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire those securities (while in a short position, the Portfolio will retain the securities, rights or segregated assets);


      13. participate on a joint or joint and several basis in any trading account in securities;

      14. purchase securities for the purpose of exercising control or management;

      15. purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization, or except the purchase by any portfolio other than the Money Market or Bond Portfolios of the securities of closed-end investment companies if after the purchase: (i) a portfolio does not own more than 3% of the total outstanding voting stock of the other investment company or (ii) the value of the securities of all investment companies held by such portfolio does not exceed 10% of the value of the total assets of that portfolio. Purchases of investment company securities will be made (a) only on the open market or through dealers or underwriters receiving the customary sales loads, or (b) as part of a merger, consolidation or plan of reorganization.

As nonfundamental policies of each portfolio other than the Capital Appreciation and Aggressive Growth Portfolios, which policies may be changed at any time by the vote of a majority of the Board of Directors, (a) no portfolio will invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom; and (b) each portfolio other than the Money Market Portfolio, in order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities (but, not more than 5% of a portfolio's assets may be invested in such currency hedging contracts).

In addition to the above restrictions, in order to comply with Rule 2a-7 under the Investment Company Act of 1940, no more than 5% of the assets of the Money Market Portfolio will be invested in "second-tier" short-term debt instruments, that is those receiving the second highest rating by any two nationally recognized statistical rating organizations ("NRSRO's") (or by one NRSRO if (a) that is the only NRSRO having rated the security or (b) one other NRSRO has given the security its highest rating), or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased. In addition, not more than $1 million (or 1% of this portfolio's assets, if greater) may be invested in the second-tier instruments of any one issuer.

Under normal market conditions, at least 65% of the assets of the International Portfolio and at least 25% of the assets of the Global Contrarian Portfolio will be invested in foreign securities, including securities of issuers in at least three different foreign countries. As of the date of this Statement of Additional Information, the Board of Directors has approved investment by those portfolios other than the Money Market Portfolio in 50 countries with developed securities markets, including the following countries with developed economies:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United Kingdom; and the following countries with developing economies: Argentina, Bangla Desh, Brazil, Chile, China (Shanghai and Shenzhen Exchanges), Czech Republic, Egypt, Greece, Hong Kong, Hungary, Indonesia, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela and Zimbabwe.


CAPITAL APPRECIATION PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio may not:

      C.A.1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other portfolios managed by TRPA or other persons to the extent permitted by applicable law;

      C.A.2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

      C.A.3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

      C.A.4. Make loans, although the Portfolio may (i) lend portfolio securities and participate in an interfund lending program with other portfolios managed by TRPA provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

      C.A.5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

      C.A.6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

      C.A.7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

      C.A.8. Issue senior securities except in compliance with the Investment Company Act of 1940; or

      C.A.9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

      With respect to investment restrictions C.A.1. and C.A.4,, the Portfolio will not borrow from or lend to any other portfolios managed by TRPA unless they apply for and receive an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

      With respect to investment restriction C.A.2., the Portfolio does not consider currency contracts or hybrid investments to be commodities.

      For purposes of investment restriction C.A.3., U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

      For purposes of investment restriction C.A.4., the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


CAPITAL APPRECIATION PORTFOLIO NONFUNDAMENTAL OPERATING POLICIES

As a matter of nonfundamental operating policy, the Portfolio may not:

      C.A.10. Purchase additional securities when money borrowed exceeds 5% of its total assets;

      C.A.11. Invest in companies for the purpose of exercising management or control;

      C.A.12. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value;

      C.A.13. Purchase illiquid securities and securities of unseasoned issuers if, as a result, more than 15% of its net assets would be invested in such securities, provided that the Portfolio will not invest more than 5% of its total assets in restricted securities and not more than 5% in securities of unseasoned issuers. Securities eligible for resale under Rule 144A of the Securities Act of 1933 are not included in the 5% limitation but are subject to the 15% limitation;

      C.A.14. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

      C.A.15. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) to make margin deposits in connection with futures contracts or other permissible investments;

      C.A.16. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

      C.A.17. Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs;

      C.A.18. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

      C.A.19. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund, and of the Portfolio's investment manager, who each owns beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

      C.A.20.        Effect short sales of securities;

      C.A.21. Purchase a security (other than obligations issued or guaranteed by the U.S., any foreign, state of local government, their agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer). This restriction does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities; or

      C.A.22. Invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.


AGGRESSIVE GROWTH PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio:

      A.G.1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

      A.G.2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Portfolio may also borrow money from the other mutual funds managed by SCM or other persons to the extent permitted by applicable law.

      A.G.3. May not issue senior securities, except as permitted under the Investment Company Act of 1940.

      A.G.4. May not act as an underwriter of another issuer's securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

      A.G.5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

      A.G.6. May not make loans if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

      A.G.7. May not purchase the securities of any issuer if, as a result, more that 25% of the Portfolio's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

      A.G.8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

AGGRESSIVE GROWTH PORTFOLIO NONFUNDAMENTAL OPERATING POLICIES

As a matter of nonfundamental operating policy, the Portfolio may not:

      A.G.9. Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

      A.G.10. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contacts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

      A.G.11. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the Investment Company Act of 1940.

      A.G.12. Purchase securities of other investment companies except in compliance with the Investment Company Act of 1940 and applicable state law.

      A.G.13. Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of issuers that, including predecessor or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

      A.G.14. Invest in direct interests in oil, gas, or other mineral exploration programs or leases; however, the Portfolio may invest in the securities of issuers that engage in these activities.

      A.G.15. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Portfolio may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Portfolio's net assets.

                     In addition, (i) the aggregate value of securities underlying call options on securities written by the Portfolio or obligations underlying put options on securities written by the Portfolio determined as of the date the options are written will not exceed 50% of the Portfolio's net assets; (ii) the aggregate premiums paid on all options purchased by the Portfolio and which are being held will not exceed 20% of the Portfolio's net assets;
                     (iii) the Portfolio will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of the Portfolio's total assets.

      A.G.16. Pledge, mortgage or hypothecate any assets owned by the Portfolio except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of the borrowing or investment.

      A.G.17. Purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

      A.G.18. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

      A.G.19. Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.


HEDGING TRANSACTIONS

The purpose of hedging transactions using put and call options on individual securities, financial futures contracts, and options on such contracts and on financial indexes, all to the extent provided in investment restriction 7, is to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations. However, while such transactions are defensive in nature and are not speculative, some risks remain.

The use of options and futures contracts may help the Fund to gain exposure or to protect itself from changes in market values. For example, the Fund may have a substantial amount of cash at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues requires time and may result in missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market.

The buying program will then proceed and, once it is completed (or as it proceeds), the futures contracts will be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by selling futures contracts, and individual securities can be sold over a longer period under cover of the resulting short contract position.

COVERED CALL OPTIONS AND PUT OPTIONS

In writing (i.e., selling) "covered" call options on securities owned by a portfolio, the portfolio gives the purchaser of the call option the right to purchase the underlying securities owned by the portfolio at a specified "exercise" price at any time prior to the expiration of the option, normally within nine months. In purchasing put options on securities owned by a portfolio, the portfolio pays the seller of the put option a premium for the right of the portfolio to sell the underlying securities owned by the portfolio at a specified exercise price prior to the expiration of the option.

Whenever a portfolio has a covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights.

In order to terminate its position as the writer of a call option or the purchaser of a put option, the portfolio may enter into a "closing" transaction, which is the purchase of a call option or sale of a put option on the same underlying securities and having the same exercise price and expiration date as the option previously sold or purchased by the portfolio.

RISK FACTORS WITH OPTIONS

The purchaser of an option pays the option writer a "premium" for the option. In the case of a covered call option written by a portfolio, if the purchaser does not exercise the call option, the premium will generate additional capital gain to the portfolio. If the market price of the underlying security declines, the premium received for the call option will reduce the amount of the loss the portfolio would otherwise incur. However, if the market price of the underlying security rises above the exercise price and the call option is exercised, the portfolio will lose its opportunity to profit from that portion of the rise which is in excess of the exercise price plus the option premium. Therefore, the Fund will write call options only when the Adviser believes that the option premium will yield a greater return to the portfolio than any capital appreciation that might occur on the underlying security during the life of the option.

In the case of a put option purchased by a portfolio, if the market price of the underlying security remains or rises above the exercise price of the option, the portfolio will not exercise the option and the premium paid for such option will reduce the gain the portfolio would otherwise have earned. Conversely, if the market price of the underlying security falls below the exercise price less the premium paid for the option, the portfolio will exercise the option, thereby reducing the loss the portfolio would have otherwise suffered. Accordingly, a portfolio will purchase put options only when the Adviser believes that the market price of the underlying security is more likely to decrease than increase.

Whenever a portfolio enters into a closing transaction, the portfolio will realize a gain (or loss) if the premium plus commission it pays for a closing call option is less (or greater) than the premium it received on the sale of the original call option. Conversely, the portfolio will realize a gain (or loss) if the premium it receives, less commission, for a closing put option is greater (or less) than the premium it paid for the original put option. The portfolio will realize a gain if a call option it has written lapses unexercised, and a loss if a put option it has purchased lapses unexercised.

FUTURES CONTRACTS


The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 or on narrow-based stock indexes. A particular index will be selected according to the Adviser's investment strategy for the particular portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association
(GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized.


At the time the Fund enters into a contract, it sets aside a small portion of the contract value in an account with the Fund's custodian as a good faith deposit (initial margin) and each day during the contract period requests and receives or pays cash equal to the daily change in the contract value (variable margin). The Fund, its futures commission merchant and the Fund's custodian retain control of the initial margin until the contract is liquidated.

OPTIONS ON FUTURES CONTRACTS AND FINANCIAL INDEXES

Instead of entering into a financial futures contract, the Fund may buy an option giving it the right to enter into such a contract at a future date. The price paid for such an option is called a premium. The Fund also may buy options on financial indexes that are traded on securities exchanges. Options on financial indexes react to changes in the value of the underlying index in the same way that options on financial futures contracts do. All settlements for options on financial indexes also are for cash.

Financial futures contracts, options on such contracts and options on financial indexes will only be used for hedging purposes and will, therefore, be incidental to the Fund's activities in the securities market. Accordingly, portfolio securities subject to options, or money market instruments having the market value of any futures contracts, generally will be set aside to collateralize the options or futures contracts.

RISK FACTORS WITH FUTURES, OPTIONS ON FUTURES AND OPTIONS ON INDEXES

One risk of entering into financial futures contracts, buying options on such contracts and buying options on financial indexes is that there may not be enough buyers and sellers in the market to permit the Fund to close a position when it wants to do so. In such event, besides continuing to be subject to the margin requirements, the Fund would experience a gain or loss to the extent that the price movement of the securities subject to the hedge differed from the position. To limit the risk, the Fund will invest only where there is an established secondary market.

A risk applicable to both futures contracts and related options is that changes in the value of the contracts or option may not correlate with changes in the underlying financial index or with changes in the value of the securities subject to hedge or both. This failure may be due, in part, to temporary activity of speculators in the futures markets. To the extent there is not a perfect correlation, changes in the value of the Fund's assets would not be offset by change in the value of the contracts and options it had bought.

When the Fund buys an option on a futures contract or an option on a financial index, its risk of loss is limited to the amount of the premium paid. When the Fund enters into a futures contract, there is no such limit. However, the loss on an options contract would exceed that of a futures contract if the change in the value of the index does not exceed the premium paid for the option.

The success of a hedge depends upon the Adviser's ability to predict increases or decreases in the relevant financial index. If this expectation proves incorrect, the Fund could suffer a loss, and would be better off if those futures contracts or options had not been purchased. The skills involved in determining whether to enter into a futures contract or purchase or sell an option are different from those involved in determining whether to buy or sell a security. The Adviser has had only limited experience using financial futures contracts, options on financial futures and options on financial indexes.

Because of the low margin deposits required, futures trading involves a high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial gain or loss. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures and subjecting some futures traders to substantial losses.

RISK FACTORS WITH FOREIGN INVESTMENTS

Investments in foreign securities involve considerations not normally associated with investing in domestic issuers. Such factors include changes in currency exchange rates, currency exchange control regulations, the possibility of seizure or nationalization of companies, political or economic instability, imposition of unforeseen taxes, the possibility of financial information being difficult to obtain or difficult to interpret under foreign accounting standards, the necessity of trading in markets that in relation to U.S. markets may be less efficient and have available less information concerning issuers, or the imposition of other restraints that might adversely affect investments.

In selecting foreign investments, the Fund seeks to minimize these factors. It seeks to invest in securities having investment characteristics and qualities comparable to the kinds of domestic securities in which it invests. The Fund seeks to avoid investments in countries with volatile or unstable political or economic conditions.

The Fund may invest in securities of foreign issuers either directly or in the form of American Depository Receipts (ADRs). ADRs are securities typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs enable foreign stocks to be traded and cleared on United States markets. They bear the same investment risks as the underlying foreign stocks.

Since investments in foreign securities, other than U.S. dollar denominated securities, involve currencies of foreign countries, the value of a portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in currency exchange control regulations.

FOREIGN CURRENCY HEDGING TRANSACTIONS

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.

The portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a portfolio purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that portfolio's securities denominated in such foreign currency. No portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in that currency.

At the consummation of a forward contract for delivery by a portfolio of a foreign currency, the portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other portfolio assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security's market value exceeds the amount of foreign currency the portfolio is obligated to deliver.

If the portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally (see "Risk Factors with Options" and "Risk Factors with Futures, Options on Futures and Options on Indexes," above). In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.


SHORT SALES


Until a borrowed security borrowed in connection with a short sale (as described in the prospectus is replaced), the Portfolio will be required to maintain daily a segregated account, containing cash or U.S. government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Strategic Income Portfolio may purchase call options to provide a hedge against an increase in the price of a security sold short. When the Portfolio purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Portfolio, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. See "Hedging Transactions" and "Covered Call Options and Put Options." In addition to the short sales discussed above, the Portfolio also may make short sales "against the box," a transaction in which the Portfolio enters into a short sale of a security which the Portfolio owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Portfolio delivers the security to close the short position. The Portfolio receives the net proceeds from the short sale. The Portfolio at no time will have more than 5% of the value of its net assets in deposits on short sales against the box.

                               MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS OF THE FUND

The directors and officers of the Fund, together with information as to their principal occupations during the past five years are listed below:



                                            Position with                    Principal Occupation
Name and address                            the Fund                         during past five years
----------------                            --------                         ----------------------
Ronald L. Benedict*                         Secretary and                    Second Vice President and  Counsel and
One Financial Way                           Director                         Assistant Secretary, ONLI; Secretary of
Cincinnati, Ohio                                                             ONIMCO and of the Adviser

George E. Castrucci                         Director                         Retired; formerly President and
8355 Old Stable Rd.                                                          Chief Operating Officer of Great
Cincinnati, Ohio                                                             American Communications Co and
                                                                             Chairman and Chief Executive
                                                                             Officer of Great American
                                                                             Broadcasting Co.; Director of Benchmark
                                                                             Savings Bank; Director of Baldwin
                                                                             Piano & Organ Co.

Maurice H. Kirby, Jr.                       Director                         Retired. Formerly Senior Vice
6726 Farmbrook Drive                                                         President, First National Bank
Cincinnati, Ohio                                                             of Cincinnati

George M. Vredeveld                         Director                         Professor of Economics, University of
University of Cincinnati                                                     of Cincinnati; Director of Center for
P.O. Box 210223                                                              Economic Education; Private Consultant;
Cincinnati, Ohio                                                             Director of Benchmark Savings Bank

Donald J. Zimmerman*                        President and                    Director and Senior Vice President,
One Financial Way                           Director                         Insurance Operations and
Cincinnati, Ohio                                                             Secretary, ONLI

Michael A. Boedeker                         Vice President                   Vice President, Fixed Income
One Financial Way                                                            Securities, ONLI; Vice President
Cincinnati, Ohio                                                             and Director of ONIMCO and of Adviser

Joseph P. Brom                              Vice President                   Vice President, Investments,
One Financial Way                                                            ONLI; President and Director
Cincinnati, Ohio                                                             of ONIMCO and of the Adviser

Stephen T. Williams                         Vice President                   Director of Securities, ONLI;
One Financial Way                                                            Vice President and Director of
Cincinnati, Ohio                                                             ONIMCO and of the Adviser

Dennis R. Taney                             Treasurer                        Mutual Funds Financial Operations,
One Financial Way                                                            ONLI; Treasurer of ONIMCO and of the
Cincinnati, Ohio                                                             Adviser


*Indicates Directors who are "Interested Persons" as defined by the Investment Company Act of 1940, as amended.

All directors and officers of the Fund hold similar positions with ONE Fund, Inc. ("ONE Fund"), another mutual fund sponsored by ONLI and managed by the Adviser.


COMPENSATION OF DIRECTORS

Directors who are not affiliated with the Adviser, ONLI, ONLAC or a sub-adviser were compensated as follows in 1995:

                          Aggregate Compensation    Total Compensation
Director                        From the Fund        From Fund Complex*
--------                        -------------        ------------------
James E.Baker                      $10,400               $15,000
George E. Castrucci                 10,400                15,000
Maurice H. Kirby, Jr                10,400                15,000

* The "Fund Complex" consists of the Fund and ONE Fund, Inc.

Directors and officers of the Fund who are affiliated with the Adviser, ONLI or ONLAC receive no compensation from the Fund Complex. The Fund has no pension, retirement or deferred compensation plan for its directors or officers.

SHAREHOLDERS' MEETINGS

The Fund's by-laws provide that shareholders meetings need only be held every three years unless matters requiring shareholder approval should occur more frequently. It is anticipated that shareholder meetings will generally occur every three years.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to funds affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. The Adviser succeeded O.N. Investment Management Company ("ONIMCO") as the Fund's investment adviser on May 1, 1996. Prior to that date, ONIMCO had been the investment adviser from the Fund's inception. The Adviser, like ONIMCO before it, uses ONLI's investment personnel and administrative systems.


The Adviser regularly furnishes to the Fund's Board of Directors recommendations with respect to an investment program consistent with the investment policies of each portfolio. Upon approval of an investment program by the Fund's Board of Directors, the Adviser implements the program by placing the orders for the purchase and sale of securities or, in the case of the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Strategic Income, Stellar and Relative Value Portfolios, by delegating that implementation to SGAM, TRPA, FAM, SCM, PBA, RSIM or Star, as the case may be.

The Adviser's services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, the Adviser provides personnel, including executive officers for the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services (other than those provided by the custodian agreements with Star and Investors Fiduciary Trust Company and an agency agreement with American Data Services, Inc.), office space, and other facilities. The Fund pays corporate expenses incurred in its operations, including, among others, local income, franchise, issuance or other taxes; certain printing costs; brokerage commissions on portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses relating to registration of its shares for sale and shareholders' meetings.

As compensation for its services, the Adviser receives from the Fund annual fees on the basis of each portfolio's average daily net assets during the quarterly period for which the fees are paid based on the following schedule: (a) for each of the Equity, Bond, Omni and Social Awareness Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets,

0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next $150 million of net assets, 0.23% of the next $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion;
(c) for the International, Global Contrarian and Relative Value Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios, 0.80% of each Portfolio's net assets, (e) for the Core Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million; (f) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets, and 0.80% of net assets over $200 million, (g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; and (h) for the Stellar Portfolio, 1.00% of that Portfolio's net assets. However, as to the Money Market Portfolio, the Adviser is presently waiving any of its fee in excess of 0.25%.

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers for the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Strategic Income, Stellar and Relative Value Portfolios, subject to the approval of the Fund's Board of Directors. The Adviser has entered into Sub-Advisory Agreements with SGAM, TRPA, FAM, SCM, PBA, RSIM and Star, respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of the Adviser. As compensation for their services, (a) SGAM receives from the Adviser fees at the annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net assets during the quarter for which the fee is paid; (b) TRPA receives from the Adviser a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million, of the Capital Appreciation Portfolio; (c) FAM receives from the Adviser a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of the average daily net asset value in excess of $150 million of the Small Cap Portfolio; (d) SCM receives from the Adviser a fee at an annual rate of 0.70% of the first $50 million, and 0.50% of average daily net asset value in excess of $50 million of the Aggressive Growth Portfolio; (e) PBA receives from the Adviser a fee at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Core Growth Portfolio; (f) RSIM receives from the Adviser a fee at an annual rate of 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio; and (g) Star receives from the Adviser fees at an annual rate of (i) 0.55% of the first $50 million and 0.50% of average daily net assets in excess of $50 million of the Strategic Income Portfolio, (ii) 0.75% of the first $50 million and 0.70% of average daily net assets in excess of $50 million of the Stellar Portfolio and (iii) 0.65% of the first $50 million and 0.60% of average daily net assets in excess of $50 million of the Relative Value Portfolio.


For each of the indicated years, ending December 31*, the following investment advisory fees from each of the Fund's portfolios were paid to ONIMCO (the Adviser's predecessor) as follows:


                                1995             1994             1993
                                ----             ----             ----
Equity                      $  812,156        $  522,678        $445,082
Money Market**                  31,228            33,012          70,380
Bond                            87,798            55,332          45,516
Omni                           542,756           367,235         262,444
International                  678,133           380,483          40,886
Capital Appreciation            96,082            30,172             N/A
Small Cap                       69,124             9,398             N/A
Global Contrarian               21,955               N/A             N/A
Aggressive Growth               11,898               N/A             N/A
Core Growth                        N/A               N/A             N/A
Growth & Income                    N/A               N/A             N/A
S&P 500 Index                      N/A               N/A             N/A
Social Awareness                   N/A               N/A             N/A
Strategic Income                   N/A               N/A             N/A
Stellar                            N/A               N/A             N/A
Relative Value                     N/A               N/A             N/A
                            ----------        ----------        --------
                            $2,351,130        $1,398,310        $864,308

   * The International Portfolio commenced operations on April 30, 1993. The Capital Appreciation and Small Cap Portfolios commenced operations on May 1, 1994. The Global Contrarian and Aggressive Growth Portfolios commenced operations on March 31, 1995. The Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios commenced operations on the date of this Statement of Additional Information.


  ** An additional $14,932, $25,824 and $21,776 was earned but waived in 1995, 1994 and 1993, respectively, as described above.

The Investment Advisory Agreement also provides that if the total expenses applicable to any portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed l%, on an annualized basis, of such portfolio's average daily net asset value, the Adviser will pay such expenses. Under the same terms, ONIMCO paid the Global Contrarian Portfolio $8,127 in 1995, ONIMCO paid the Capital Appreciation and Small Cap Portfolios $2,669 and $458, respectively, during 1994, and ONIMCO paid the International Portfolio $11,917 in 1993. No other such amounts were paid to any portfolio during the three years ended December 31, 1995.

Under a Service Agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.


The Investment Advisory Agreement and the Service Agreement were approved as to all then-existing portfolios, and the Sub-Advisory Agreements were approved for the International, Global Contrarian, Capital Appreciation, Small Cap and Aggressive Growth Portfolios, by the votes of the Board of Directors on January 24, 1996, and the shareholders on March 28, 1996. The foregoing agreements were approved by the Board of Directors for continuance on August 22, 1996. The Board of Directors approved the extension of the Investment Advisory Agreement (including the fees applicable to each portfolio) and the Service Agreement and, as applicable, the Sub-Advisory Agreements, for the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios on August 22, 1996. The shareholders of these portfolios approved the agreements on January 2, 1997. These agreements will continue in force from year to year hereafter, if such continuance is specifically approved at least annually by a majority of the Fund's directors who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board of Directors or by a majority of the outstanding voting securities of each portfolio voting separately.


The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated at any time, without the payment of any penalty, on 60 days' written notice to the Adviser by the Fund's Board of Directors or, as to any portfolio, by a vote of the majority of the portfolio's outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days' written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days' written notice to the Fund and the other party. The Sub-Advisory Agreements may be terminated, without penalty, by the Adviser or the sub-adviser on 90 days' written notice to the Fund and the other party. The Agreements will automatically terminate in the event of their assignment.


                                BROKERAGE ALLOCATION


The Adviser buys and sells the portfolio securities for the Equity, Money Market, Bond, Omni, S&P 500 Index and Social Awareness Portfolios and selects the brokers and dealers to handle such transactions. Each of the sub-advisers selects the brokers and dealers that execute the transactions for the portfolios managed by the respective sub-adviser. It is the intention of the Adviser and of each sub-adviser to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Adviser and sub-advisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

In selecting brokers or dealers through whom to effect transactions, the Adviser and sub-advisers consider a number of factors including the quality, difficulty and efficiency of execution, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. In making such determination, the Adviser or sub-adviser may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or sub-adviser determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser or sub-adviser, or of benefit to its affiliates.


Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or a sub-adviser. However, receipt of such services may tend to reduce the expenses of the Adviser or the sub-advisers. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or the sub-advisers and conversely, transaction costs paid by other clients of the Adviser or the sub-advisers may generate information which is beneficial to the Fund.


Consistent with these policies, the sub-advisers may, with the Board of Directors' approval and subject to its review, direct portfolio transactions to be executed by a broker affiliated with the sub-adviser so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.


For each of the indicated years, ending on December 3l, the following brokerage commission amounts were paid by each portfolio:


                               1995           1994             1993
                               ----           ----             ----
Equity                      $ 81,091        $ 52,713        $ 90,597
Money Market                    None            None            None
Bond                             630            None            None
Omni                          39,073          25,413          34,582
International                153,524         131,000          34,625
Capital Appreciation          16,786          10,219             N/A
Small Cap                     16,688           8,265             N/A
Global Contrarian             12,257             N/A             N/A
Aggressive Growth             42,839             N/A             N/A
Core Growth                      N/A             N/A             N/A
Growth & Income                  N/A             N/A             N/A
S&P 500 Index                    N/A             N/A             N/A
Social Awareness                 N/A             N/A             N/A
Strategic Income                 N/A             N/A             N/A
Stellar                          N/A             N/A             N/A
Relative Value                   N/A             N/A             N/A
                            --------        --------        --------
                            $362,888        $227,610        $159,804


In l995, substantially all of such commissions were paid to brokers who furnished statistical data and research information to ONIMCO (the predecessor to the Adviser), SGAM, TRPA, FAM, or SCM.

                         PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. (The net asset value for the Money Market Portfolio is normally $l0 per share.) Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

Shares of one portfolio may be exchanged for shares of another portfolio of the Fund on the basis of the relative net assets value next computed after an exchange order is received by the Fund.

The net asset value of the Fund's shares is determined on each day on which an order for purchase or redemption of the Fund's shares is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern time on each business day. "Business day" means each weekday (Monday through Friday) except for the following holidays: New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio.

Securities which are held in a portfolio and listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4 p.m. Eastern time. Over-the-counter securities are valued at the last bid price as of 4 p.m. Eastern time.


Short-term debt securities in all portfolios other than the Money Market and Omni Portfolios, with remaining maturities of 60 days or less, are valued at amortized cost. The Fund has obtained an exemptive order from the Commission permitting it to value all short-term debt securities in the Omni Portfolio at amortized cost. The Fund relies on Rule 2a-7 under the Investment Company Act of 1940 to value the assets of the Money Market Portfolio on the basis of amortized cost with a view toward stabilizing the net asset value at $l0 per share and allowing dividend payments to reflect net interest income as earned. Accordingly, the short-term debt assets of the Omni and Money Market Portfolios are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date. All other assets of the Omni Portfolio and of those portfolios other than the Money Market Portfolio, including restricted debt securities and other investments for which market quotations are not readily available, are valued at their fair value as determined in good faith by the Board of Directors.


As a condition of the exemptive order, the Fund has agreed, with respect to short-term debt securities in its Omni Portfolio, to maintain a dollar-weighted average maturity of not more than l20 days and to not purchase any such debt security having a maturity of more than one year. In relying on Rule 2a-7 with respect to short-term debt securities in its Money Market Portfolio, the Fund has agreed to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to not purchase any such debt security having a maturity of more than 397 days. The dollar-weighted average maturity of short-term debt securities is determined by dividing the sum of the dollar value of each such security times the remaining days to maturity of such security by the sum of the dollar value of all short-term debt securities. Should the disposition of a short-term debt security result in a dollar-weighted average maturity of more than the number of days allowed under the exemptive order or Rule 2a-7, as the case may be, the Portfolio will invest its available cash so as to reduce such average maturity to the required number of days or less as soon as reasonably practicable. The Fund normally holds short-term debt securities to maturity and realizes par therefor unless an earlier sale is required to meet redemption requirements.

In addition, the Omni and Money Market Portfolios are required to limit their short-term debt investments, including repurchase agreements, to those United States dollar denominated instruments which the Board of Directors determines present minimal credit risks and which are in the top two rating categories of any nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Directors. Although the use of amortized cost provides certainty in valuation, it may result in periods during which value so determined is higher or lower than the price the Fund would receive if it liquidated its securities.

The Fund's Board of Directors is obligated, as a particular responsibility within the overall duty of care owed to Money Market Portfolio shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objective of such Portfolio, to stabilize the Portfolio's net asset value per share as computed for the purpose of distribution, redemption and repurchase, at $l0 per share. The procedures adopted by the Board of Directors include periodically reviewing, as it deems appropriate and at such intervals as are reasonable in light of current market conditions, the extent of deviation, if any, between the net asset value per share based on available market quotations and such value based on the Portfolio's $l0 amortized cost price. If such deviation exceeds 1/2 of 1 percent, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, it should initiate. Such action may include redemption in kind; selling portfolio instruments prior to maturity to realize capital gains or losses, or to shorten the average portfolio maturity; withholding dividends; splitting, combining or otherwise recapitalizing outstanding shares; or using available market quotations to determine net asset value per share. The Portfolio may reduce the number of its outstanding shares by requiring shareholders to contribute to capital proportionately the number of full and fractional shares as is necessary to maintain the net asset value per share of $l0. ONLI and ONLAC, the sole shareholders of the Money Market Portfolio, have agreed to this procedure and contract owners who allocate purchase payments to the Money Market Portfolio will be bound by such agreement.


                                     TAX STATUS

At December 3l, 1995 the Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Under such provisions, the Fund is not subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes, including determining whether it qualifies as a regulated investment company and determining its net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, each portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. Each portfolio also intends to comply with the diversification requirements or regulations under Section 817(h) of the Code.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. Since the only eligible shareholders of the Fund are separate accounts of ONLI, ONLAC and other insurance companies, no discussion is stated herein as to the federal income tax consequences at the shareholder level.


                                      EXPERTS

The financial statements of Ohio National Fund, Inc. as of December 3l, l995 and for the periods indicated herein included in this Statement of Additional Information and the Financial Highlights included in the prospectus have been included herein and in the prospectus in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing in this Statement of Additional Information, and upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP's business address is 201 East Fifth Street, Cincinnati, Ohio 45202.


                                   LEGAL COUNSEL

Messrs. Jones & Blouch L.L.P., Washington, D.C., have passed on matters pertaining to the federal securities laws and Ronald L. Benedict, Esq., Secretary of the Fund and Second Vice President and Counsel of ONLI, has passed on all other legal matters relating to the legality of the shares described in the prospectus and this Statement of Additional Information.



                               THE S&P 500

"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the S&P 500 Index Portfolio. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the Portfolio. S&P has no obligation to take the needs of the Adviser or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY
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PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                           OHIO NATIONAL FUNDS, INC.
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Ohio National Fund, Inc.:

We have audited the accompanying statements of assets and liabilities and the schedules of investments of Ohio National Fund, Inc. (comprising, respectively, the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios) as of December 31, 1995, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers, and where replies are not received, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Ohio National Fund, Inc. as of December 31, 1995, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                          KPMG PEAT MARWICK LLP

Cincinnati, Ohio
January 26, 1996

                            OHIO NATIONAL FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1995
                                                                                           Portfolio
                                                            ----------------------------------------------------------------------
                                                                                    Money
                                                               Equity               Market             Bond                Omni
                                                            -----------          ----------          ----------        -----------
Assets:
   Investments in securities at market
     value (note 1) ...............................        $175,602,520         $14,867,269         $17,736,453       $109,938,908
   Cash denominated in foreign currencies
     (cost $39,368) (note 1) ......................                   0                   0                   0                  0
   Cash in bank ...................................              80,517              20,415               5,796            157,526
   Unrealized gain on foreign currency
     exchange contracts (note 6) ..................                   0                   0                   0                  0
   Receivable for securities sold .................             531,857                   0                   0            148,420
   Receivable for shares sold .....................             787,863             845,291              56,558            427,102
   Dividends and interest receivable ..............             258,678                   0             295,198            516,629
   Other ..........................................               5,684                 834                 632              5,425
                                                            -----------          ----------          ----------        -----------
     Total assets .................................         177,267,119          15,733,809          18,094,637        111,194,010
                                                            -----------          ----------          ----------        -----------
Liabilities:
   Unrealized loss on foreign currency
     exchange contracts (note 6) ..................                   0                   0                   0                  0
   Payable for securities purchased ...............           1,309,215                   0                   0          1,070,375
   Dividends payable ..............................                   0               6,620                   0                  0
   Payable for shares redeemed ....................                   0                   0               1,742            374,667
   Payable for investment management
     services (note 3) ............................             239,177               8,318              25,910            158,287
   Accrued expenses ...............................              23,529               3,085               2,592             13,465
                                                            -----------          ----------          ----------        -----------
     Total liabilities ............................           1,571,921              18,023              30,244          1,616,794
                                                            -----------          ----------          ----------        -----------
NET ASSETS AT MARKET VALUE ........................        $175,695,198         $15,715,786         $18,064,393       $109,577,216
                                                            ===========          ==========          ==========        ===========
Net assets consist of:
   Par value, $1 per share ........................        $  6,146,729         $ 1,571,579         $ 1,652,878        $ 6,226,075
   Paid-in capital in excess of par value .........         113,036,283          14,144,207          15,348,472         79,912,413
   Accumulated undistributed net realized
     gain (loss) on investments ...................           5,341,756                   0             (85,093)         1,956,755
   Net unrealized appreciation on:
     Investments ..................................          50,383,257                   0             857,278         20,591,636
     Forward currency contracts (note 6) ..........                   0                   0                   0                  0
     Foreign currency related transactions ........                   0                   0                   0                  0
   Undistributed (overdistributed ) net
     investment income ............................             787,173                   0             290,858            890,337
                                                            -----------          ----------          ----------        -----------
NET ASSETS AT MARKET VALUE ........................        $175,695,198         $15,715,786         $18,064,393       $109,577,216
                                                            ===========          ==========          ==========        ===========

SHARES OUTSTANDING (note 5) .......................           6,146,729           1,571,579           1,652,878          6,226,075
                                                            -----------          ----------          ----------        -----------
NET ASSET VALUE PER SHARE .........................        $      28.58         $     10.00         $     10.93       $      17.60
                                                            ===========          ==========          ==========        ===========

                                                                                           Portfolio
                                                         ----------------------------------------------------------------------
                                                                          Capital           Small        Global      Aggressive
                                                         International  Appreciation         Cap       Contrarian      Growth
                                                         -------------  ------------       ---------   ----------    ----------
Assets:
   Investments in securities at market
     value (note 1) ...............................       $87,447,951    $19,136,355     $13,496,712   $3,808,824    $5,261,827
   Cash denominated in foreign currencies
     (cost $39,368) (note 1) ......................                 0              0               0            0        39,234
   Cash in bank ...................................         1,990,848          9,525       2,721,747      541,075           775
   Unrealized gain on foreign currency
     exchange contracts (note 6) ..................           670,868              0               0        5,067        12,008
   Receivable for securities sold .................                 0         18,643               0            0       169,763
   Receivable for shares sold .....................           796,153        250,026         230,434       57,952        96,039
   Dividends and interest receivable ..............           301,865         39,658          21,471       24,881        77,746
   Other ..........................................            25,976          1,077             249           93            39
                                                           ----------     ----------      ----------    ---------     ---------
     Total assets .................................        91,233,661     19,455,284      16,470,613    4,437,892     5,657,431
                                                           ----------     ----------      ----------    ---------     ---------
Liabilities:
   Unrealized loss on foreign currency
     exchange contracts (note 6)...................           132,484              0               0        2,445             0
   Payable for securities purchased ...............           298,086         93,525         401,436            0     1,644,793
   Dividends payable ..............................                 0              0               0            0             0
   Payable for shares redeemed ....................                 0              0               0            0             0
   Payable for investment management
     services (note 3) ............................           192,492         34,242          27,255        8,804         5,882
   Accrued expenses ...............................            16,872          7,234           3,891        6,048         1,295
                                                           ----------     ----------      ----------    ---------     ---------
     Total liabilities ............................           639,934        135,001         432,582       17,297     1,651,970
                                                           ----------     ----------      ----------    ---------     ---------
NET ASSETS AT MARKET VALUE .....................          $90,593,727    $19,320,283     $16,038,031   $4,420,595    $4,005,461
                                                           ==========     ==========      ==========    =========     =========
Net assets consist of:
   Par value, $1 per share ........................       $ 6,298,294    $ 1,611,642     $ 1,011,742   $  409,218    $  338,205
   Paid-in capital in excess of par value .........        75,407,025     15,764,214      12,600,728    3,769,059     3,380,489
   Accumulated undistributed net realized
     gain (loss) on investments ...................         1,691,528        347,729         542,566       36,817       (47,306)
   Net unrealized appreciation on:
     Investments ..................................         5,858,066      1,453,071       1,906,139      158,445       156,233
     Forward currency contracts (note 6) ..........           538,384              0               0        2,622        12,008
     Foreign currency related transactions .......              1,097              0             (34)          18          (134)
   Undistributed (overdistributed ) net
     investment income ............................           799,333        143,627         (23,110)      44,416       165,966
                                                           ----------     ----------      ----------    ---------     ---------
NET ASSETS AT MARKET VALUE .....................          $90,593,727    $19,320,283     $16,038,031   $4,420,595    $4,005,461
                                                           ==========     ==========      ==========    =========     =========

SHARES OUTSTANDING (note 5) .......................         6,298,294      1,611,642       1,011,742      409,218       338,205
                                                           ----------     ----------      ----------    ---------     ---------
NET ASSET VALUE PER SHARE .........................       $     14.38    $     11.99     $     15.85   $    10.80    $    11.84
                                                           ==========     ==========      ==========    =========     =========


   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1995
                                                                               PORTFOLIO
                                                  ------------------------------------------------------------------
                                                                Money
                                                   Equity       Market         Bond          Omni      International
                                                  ---------   ----------    ----------     ---------   -------------
Investment income:
     Interest ................................  $ 1,500,766   $  739,126    $1,108,699   $ 2,766,140     $  653,088
     Dividends ...............................    2,444,879            0        55,287     1,367,428      1,915,401 (b)
                                                 ----------   ----------    ----------    ----------     ----------
       Total investment income ...............    3,945,645      739,126     1,163,986     4,133,568      2,568,489
                                                 ----------   ----------    ----------    ----------     ----------
Expenses:
     Management fees (note 3) ................      812,156       46,160        87,798       542,756        678,133
     Custodian fees (note 3) .................      203,485       16,862        20,900       129,716        130,597
     Directors' fees (note 3) ................       13,205          998         1,310         8,656          6,302
     Professional fees .......................       28,599        1,888         2,768        15,038         11,919
     Other ...................................       35,289        4,434         3,525        22,291         13,707
                                                 ----------   ----------    ----------    ----------     ----------
       Total expenses ........................    1,092,734       70,342       116,301       718,457        840,658
       Less fees waived (note 3) .............            0      (14,932)            0             0              0
                                                 ----------   ----------    ----------    ----------     ----------
       Net expenses ..........................    1,092,734       55,410       116,301       718,457        840,658
                                                 ----------   ----------    ----------    ----------     ----------
         Net investment income (loss) ........    2,852,911      683,716     1,047,685     3,415,111      1,727,831
                                                 ----------   ----------    ----------    ----------     ----------
Realized and unrealized gain (loss)
   on investments and foreign currency
     Net realized gain (loss) from:
       Investments ...........................    5,341,756            0       (85,093)    1,972,001      1,691,528
       Forward currency related transactions .            0            0             0             0        457,674
     Net increase (decrease) in unrealized
       appreciation (depreciation) on:
         Investments .........................   26,897,831            0     1,682,695    13,934,522      4,383,871
         Foreign currency related transactions            0            0             0             0        523,701
                                                 ----------   ----------    ----------    ----------     ----------
         Net gain on investments .............   32,239,587            0     1,597,602    15,906,523      7,056,774
                                                 ----------   ----------    ----------    ----------     ----------
          Net increase in net assets
            from operations ..................  $35,092,498   $  683,716    $2,645,287   $19,321,634     $8,784,605
                                                 ==========   ==========    ==========    ==========     ==========

                                                                           PORTFOLIO
                                                     -------------------------------------------------------
                                                        Capital       Small         Global        Aggressive
                                                     Appreciation      Cap       Contrarian (a)   Growth (a)
                                                     ------------   ----------   -------------    ----------
Investment income:
     Interest ................................       $  343,156    $   50,660    $   18,114      $    8,633
     Dividends ...............................          191,184        23,684        63,446 (c)     303,789
                                                     ----------    ----------    ----------      ----------
       Total investment income ...............          534,340        74,344        81,560         312,422
                                                     ----------    ----------    ----------      ----------
Expenses:
     Management fees (note 3) ................           96,082        69,124        21,955          11,898
     Custodian fees (note 3) .................           16,214        11,665        25,000           2,008
     Directors' fees (note 3) ................              967           686           250             227
     Professional fees .......................            1,671         1,298           472             342
     Other ...................................            1,048         1,355           493           2,099
                                                     ----------    ----------    ----------      ----------
       Total expenses ........................          115,982        84,128        48,170          16,574
       Less fees waived (note 3) .............                0            0        (8,127)              0
                                                     ----------    ----------    ----------      ----------
       Net expenses ..........................          115,982        84,128        40,043          16,574
                                                     ----------    ----------    ----------      ----------
         Net investment income (loss) ........          418,358        (9,784)       41,517         295,848
                                                     ----------    ----------    ----------      ----------
Realized and unrealized gain (loss)
   on investments and foreign currency
     Net realized gain (loss) from:
       Investments ...........................          347,729       561,971        36,817         (47,306)
       Forward currency related transactions .                0         2,911        26,795          7,406
     Net increase (decrease) in unrealized
       appreciation (depreciation) on:
         Investments .........................        1,486,874     1,631,857       158,445         156,233
         Foreign currency related transactions                0           (46)        2,639          11,874
                                                     ----------    ----------    ----------      ----------
         Net gain on investments .............        1,834,603     2,196,693       224,696         128,207
                                                     ----------    ----------    ----------      ----------
          Net increase in net assets
            from operations ..................       $2,252,961    $2,186,909    $  266,213      $  424,055
                                                     ==========    ==========    ==========      ==========

(a)    Commenced operations March 31, 1995.

(b)    Net of $131,617 foreign taxes withheld.

(c)    Net of $2,654 foreign taxes withheld.


   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEARS ENDED DECEMBER 31, 1995 AND 1994

                                                       PORTFOLIO
                                  ----------------------------------------------------
                                            EQUITY                   MONEY MARKET
                                     1995         1994           1995           1994
                                  ------------------------   ------------------------
From operations:
   Net investment
     income ..................  $  2,852,911  $  2,234,955   $   683,716   $   497,759
   Realized gain (loss)
     on investments
     and foreign
     currency related
     transactions ............     5,341,756     2,034,408             0             0
   Unrealized gain (loss)
     on investments
     and foreign
     currency related
     transactions ............    26,897,831    (3,945,856)            0             0
                                ------------   -----------    ----------    ----------
       Net increase (decrease)
         in assets from
         operations ..........    35,092,498       323,507       683,716       497,759
                                ------------   -----------    ----------    ----------
Dividends and
   distributions to
   shareholders:
     Dividends declared ......    (2,203,910)   (2,223,380)     (683,716)     (497,759)
     Capital gains
       distribution ..........    (2,034,408)   (1,498,522)            0             0
                                ------------   -----------    ----------    ----------
         Total dividends and
          distributions ......    (4,238,318)   (3,721,902)     (683,716)     (497,759)
                                ------------   -----------    ----------    ----------
From Capital Share
Transactions (note 5):
   Received from
     shares sold .............    27,001,671    22,670,224    14,165,258    12,731,281
   Received from dividends
     reinvested ..............     4,238,318     3,721,902       683,716       497,759
   Paid for shares
     redeemed ................    (9,726,105)   (9,524,993)  (12,191,289)  (19,293,770)
                                ------------   -----------    ----------    ----------
       Increase (decrease) in
         net assets derived
         from capital share
         transactions ........    21,513,884    16,867,133     2,657,685    (6,064,730)
                                ------------   -----------    ----------    ----------
          Increase (decrease)
            in net assets ....    52,368,064    13,468,738     2,657,685    (6,064,730)
Net Assets:
   Beginning of period .......   123,327,134   109,858,396    13,058,101    19,122,831
                                ------------   -----------    ----------    ----------
   End of period (a) .........  $175,695,198  $123,327,134   $15,715,786   $13,058,101
                                ============   ===========    ==========    ==========
(a)  Includes undistributed
     net investment
     income of ...............  $    787,173  $    138,172   $         0   $         0
                                ============   ===========    ==========    ==========

                                                         PORTFOLIO
                                   ------------------------------------------------------
                                             BOND                         OMNI
                                     1995            1994          1995           1994
                                   ------------------------     -------------------------
From operations:
   Net investment
     income ..................    $1,047,685    $   834,629   $  3,415,111    $ 3,012,739
   Realized gain (loss)
     on investments
     and foreign
     currency related
     transactions ............       (85,093)         1,741      1,972,001        966,328
   Unrealized gain (loss)
     on investments
     and foreign
     currency related
     transactions ............     1,682,695     (1,308,762)    13,934,522     (4,325,399)
                                  ----------     ----------    -----------    -----------
       Net increase (decrease)
         in assets from
         operations ..........     2,645,287       (472,392)    19,321,634       (346,332)
                                  ----------     ----------    -----------    -----------
Dividends and
   distributions to
   shareholders:
     Dividends declared ......      (802,639)      (837,535)    (2,700,506)    (2,991,171)
     Capital gains
       distribution ..........        (1,741)       (86,626)             0              0
                                  ----------     ----------    -----------    -----------
         Total dividends and
          distributions ......      (804,380)      (924,161)    (2,700,506)    (2,991,171)
                                  ----------     ----------    -----------    -----------
From Capital Share
Transactions (note 5):
   Received from
     shares sold .............     4,015,347      3,529,446     15,409,257     21,588,654
   Received from dividends
     reinvested ..............       804,380        924,161      2,700,506      2,991,171
   Paid for shares
     redeemed ................    (1,744,440)    (1,887,483)   (10,120,050)   (10,483,526)
                                  ----------     ----------    -----------    -----------
       Increase (decrease) in
         net assets derived
         from capital share
         transactions ........     3,075,287      2,566,124      7,989,713     14,096,299
                                  ----------     ----------    -----------    -----------
          Increase (decrease)
            in net assets ....     4,916,194      1,169,571     24,610,841     10,758,796
Net Assets:
   Beginning of period .......    13,148,199     11,978,628     84,966,375     74,207,579
                                  ----------     ----------    -----------    -----------
   End of period (a) .........   $18,064,393    $13,148,199   $109,577,216    $84,966,375
                                  ==========     ==========    ===========    ===========
(a)  Includes undistributed
     net investment
     income of ...............   $   290,858    $    45,811   $    890,337    $   175,732
                                  ==========     ==========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
               YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)

                                                      PORTFOLIO
                                 -------------------------------------------------------

                                       International           Capital Appreciation (b)
                                    1995          1994           1995          1994
                                 ------------------------    ------------------------
From operations:
   Net investment
     income (loss) ...........  $ 1,727,831   $   517,253   $   418,358    $  125,344
   Realized gain (loss)
     on investments
     and foreign
     currency related
     transactions ............    2,149,202       979,701       347,729       139,011
   Unrealized gain (loss)
     on investments
     and foreign
     currency related
     transactions ............    4,907,572       (53,567)    1,486,874       (33,803)
                                 ----------    ----------    ----------     ---------
       Net increase (decrease)
         in assets from
         operations ..........    8,784,605     1,443,387     2,252,961       230,552
                                 ----------    ----------    ----------     ---------
Dividends and
   distributions to
   shareholders:
     Dividends declared ......   (1,426,199)     (376,185)     (284,670)     (115,406)
     Capital gains
       distribution ..........   (1,090,908)      (87,191)     (139,011)            0
                                 ----------    ----------    ----------     ---------
         Total dividends and
          distributions ......   (2,517,107)     (463,376)     (423,681)     (115,406)
                                 ----------    ----------    ----------     ---------
From Capital Share
Transactions (note 5):
   Received from
     shares sold .............   26,592,168    49,137,629    10,945,010     6,851,101
   Received from dividends
     reinvested ..............    2,517,107       463,376       423,681       115,406
   Paid for shares
     redeemed ................   (7,658,197)   (5,182,893)     (632,303)     (327,038)
                                 ----------    ----------    ----------     ---------
       Increase in net
         assets derived
         from capital share
         transactions ........   21,451,078    44,418,112    10,736,388     6,639,469
                                 ----------    ----------    ----------     ---------
          Increase in net
            assets ...........   27,718,576    45,398,123    12,565,668     6,754,615

Net Assets:
   Beginning of period .......   62,875,151    17,477,028     6,754,615             0
                                 ----------    ----------    ----------     ---------

   End of period (a) .........  $90,593,727   $62,875,151   $19,320,283    $6,754,615
                                 ==========    ==========    ==========     =========
(a)  Includes undistributed
     net investment
     income of ...............  $   799,333   $    40,027   $   143,627    $    9,939
                                 ==========    ==========    ==========    ==========


                                                      PORTFOLIO
                                --------------------------------------------------------
                                                                 GLOBAL       AGGRESSIVE
                                        Small Cap(b)          Contrarian(c)     Growth
                                      1995          1994          1995           1995
                                 ------------------------     ------------  ------------
From operations:
   Net investment
     income (loss) ...........  $    (9,784)   $   42,276    $   41,517    $  295,848
   Realized gain (loss)
     on investments
     and foreign
     currency related
     transactions ............      564,882       (19,405)       63,612       (39,900)
   Unrealized gain (loss)
     on investments
     and foreign
     currency related
     transactions ............    1,631,811       274,294       161,084       168,107
                                 ----------     ---------     ---------     ---------
       Net increase (decrease)
         in assets from
         operations ..........    2,186,909       297,165       266,213       424,055
                                 ----------     ---------     ---------     ---------
Dividends and
   distributions to
   shareholders:
     Dividends declared ......      (28,120)      (30,393)      (23,897)     (137,288)
     Capital gains
       distribution ..........            0             0             0             0
                                 ----------     ---------     ---------     ---------
         Total dividends and
          distributions ......      (28,120)      (30,393)      (23,897)     (137,288)
                                 ----------     ---------     ---------     ---------
From Capital Share
Transactions (note 5):
   Received from
     shares sold .............   11,178,786     3,272,162     4,311,648     3,709,801
   Received from dividends
     reinvested ..............       28,120        30,393        23,897       137,288
   Paid for shares
     redeemed ................     (584,139)     (312,852)     (157,266)     (128,395)
                                 ----------     ---------     ---------     ---------
       Increase in net
         assets derived
         from capital share
         transactions ........   10,622,767     2,989,703     4,178,279     3,718,694
                                 ----------     ---------     ---------     ---------
          Increase in net
            assets ...........   12,781,556     3,256,475     4,420,595     4,005,461

Net Assets:
   Beginning of period .......    3,256,475             0             0             0
                                 ----------     ---------     ---------     ---------

   End of period (a) .........  $16,038,031    $3,256,475    $4,420,595    $4,005,461
                                 ==========     =========     =========     =========
(a)  Includes undistributed
     net investment
     income of ...............  $   (23,110)   $   11,883    $   44,416    $  165,966
                                 ==========     =========     =========     =========

(b)  Commenced operations May 1, 1994.

(c)  Commenced operations March 31, 1995.

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995
                                EQUITY PORTFOLIO

                                                           MARKET
    SHARES                    COMMON STOCK                 VALUE
--------------------------------------------------------------------
              AEROSPACE (3.9%)
    44,500    Allied Signal, Inc.                        $ 2,113,750
    64,000    Raytheon Co.                                 3,024,000
    31,350    Rockwell International Corp.                 1,657,631
                                                         -----------
                                                           6,795,381
                                                         -----------
              AUTOMOTIVE AND RELATED (3.3%)
    22,500    Arvin Industries, Inc.                         371,250
    15,500    Chrysler Corp.                                 858,312
    43,000  * Custom Chrome, Inc.                            994,375
    29,400    Eaton Corp.                                  1,576,575
    20,000    Magna International, Inc.                      865,000
    43,000    Modine Manufacturing Co.                     1,032,000
                                                         -----------
                                                           5,697,512
                                                         -----------
              BANKING (3.0%)
    15,000    Boatmen's Bancshares, Inc.                     613,125
    24,000    Charter One Financial Inc.                     735,000
    21,000    First Union Corp.                            1,168,125
    70,000    Hanson Trust, PLC                            1,067,500
    22,500    Mellon Bank Corp.                            1,209,375
    20,500    Susquehanna Bancshares Inc.                    543,250
                                                         -----------
                                                           5,336,375
                                                         -----------
              BUSINESS SERVICES (6.5%)
    26,500  * Andros, Inc.                                   404,125
    34,500  * Banctec, Inc.                                  638,250
    44,500    First Data Corp.                             2,975,938
    12,500    Fisher Scientific International                417,187
    50,000    Manpower Inc.                                1,406,250
    50,000  * Mastec Inc.                                    662,500
    38,000    Reynolds & Reynolds CL A                     1,477,250
    35,000    Standard Register Co.                          704,375
    30,000  * Symbol Technologies, Inc.                    1,185,000
    50,000  * Verifone, Inc.                               1,431,250
                                                         -----------
                                                          11,302,125
                                                         -----------
              CHEMICALS (3.8%)
    25,000    Betz Laboratories, Inc.                      1,025,000
    17,500    E I DuPont De Nemours & Co.                  1,222,813
    28,000    Lubrizol Corp.                                 780,500
    17,000    Monsanto Co.                                 2,082,500
    46,000    OM Group, Inc.                               1,523,750
                                                         -----------
                                                           6,634,563
                                                         -----------
              COMPUTER AND RELATED (11.3%)
    30,000  * Cisco Systems, Inc.                          2,238,750
    30,000    Computer Sciences Corp.                      2,107,500
    53,000  * Continental Circuits Corp.                     861,250
    20,000  * Exabyte Corp.                                  292,500
    35,500    Hewlett-Packard Co.                          2,973,125
    32,000    Intel Corp.                                  1,816,000
    20,500  * Medar Inc.                                     161,437
    10,000  * Microsoft Corp.                                877,500
    40,000    Motorola, Inc.                               2,280,000
    35,000  * Netframe Systems                               185,937
    52,500  * Novell, Inc.                                   748,125
    50,000  * Pyxis Corp.                                    731,250
    40,000  * Sun Microsystems, Inc.                       1,825,000
    28,500  * Teradyne Inc.                                  712,500
    40,000    Texas Instruments, Inc.                      2,070,000
                                                         -----------
                                                          19,880,874
                                                         -----------
              COMMUNICATIONS (1.9%)
    55,000    Andrew Corp.                               $ 2,103,750
    66,000  * General Cable                                  990,000
    25,000  * Granite Broadcasting, Corp.                    265,625
                                                         -----------
                                                           3,359,375
                                                         -----------
              CONSUMER PRODUCTS (0.8%)
    22,500    Panamerican Beverages, Inc.                    720,000
    23,000    Stanhome, Inc.                                 669,875
                                                         -----------
                                                           1,389,875
                                                         -----------
              CONTAINERS (0.8%)
    90,000  * Owens-Illinois, Inc.                         1,305,000
                                                         -----------
              DIVERSIFIED (0.1%)
    32,500    Quixote Corp.                                  251,875
                                                         -----------
              ELECTRICAL EQUIPMENT (4.1%)
    90,000    BMC Industries Inc. - Minn.                  2,092,500
    31,500    Federal Signal Corp.                           815,063
    40,000    General Electric Co.                         2,880,000
    30,000    Varian Associates, Inc.                      1,432,500
                                                         -----------
                                                           7,220,063
                                                         -----------
              ENTERTAINMENT AND LEISURE (0.5%)
    25,000    Cedar Fair                                     925,000
                                                         -----------
              FINANCE (1.7%)
    37,500  * Medaphis Corp.                               1,387,500
    15,000    PHH Corp.                                      701,250
    40,000    SEI Corp.                                      870,000
                                                         -----------
                                                           2,958,750
                                                         -----------
              FOOD AND RELATED (0.9%)
    33,000    Smart & Final, Inc.                            701,250
    25,500    H.J. Heinz Co.                                 844,687
                                                         -----------
                                                           1,545,937
                                                         -----------
              HOUSING, FURNITURE & RELATED (2.7%)
   108,800    Clayton Homes, Inc.                          2,325,600
    64,000    Newell Co.                                   1,656,000
    50,000    Shaw Industries, Inc.                          737,500
                                                         -----------
                                                           4,719,100
                                                         -----------
              INDUSTRIAL SERVICES (3.9%)
    30,000    Deere & Company                              1,057,500
    22,500    Fluor Corp.                                  1,485,000
    38,000  * Nuclear Support Services, Inc.                  47,500
    50,000    Regal Beloit                                 1,087,500
    32,000    Stewart & Stevenson Services                   808,000
    50,000    WMX Technologies, Inc.                       1,493,750
    20,000    York International, Corp.                      940,000
                                                         -----------
                                                           6,919,250
                                                         -----------
              INSURANCE SERVICES (5.1%)
    28,125    American International Group                 2,601,563
    18,000    Chubb Corp.                                  1,741,500
    34,125    Cincinnati Financial Corp.                   2,226,656
    40,000    Equitable Cos., Inc.                           960,000
    34,500    Providian Corp.                              1,405,875
                                                         -----------
                                                           8,935,594
                                                         -----------

                                                        (continued)

                            OHIO NATIONAL FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995
                          EQUITY PORTFOLIO (CONTINUED)

                                                           Market
    Shares                    Common Stock                 Value
--------------------------------------------------------------------
              MACHINERY (3.2%)
    28,000  * Bridgeport Machines Inc.                   $   588,000
    24,000    Caterpillar, Inc.                            1,410,000
    40,000    Kysor Industrial Corp.                         970,000
    56,800    Trinity Industries                           1,789,200
    47,000    Walbro Corp.                                   846,000
                                                         -----------
                                                           5,603,200
                                                         -----------
              MEDICAL AND RELATED (6.0%)
    32,000    Abbott Laboratories                          1,336,000
    36,000    Allergan, Inc.                               1,170,000
    44,000    Columbia HCA Healthcare Corp.                2,233,000
    24,000  * Foundation Health Corp.                      1,032,000
    34,500    Healthcare Realty Trust                        793,500
    30,000  * Humana Inc.                                    821,250
    29,500    National Health Investors, Inc.                977,188
    13,500    National Healthcare-LP                         526,500
    23,500  * Quorum Health Group Inc.                       517,000
    24,000    U.S. Healthcare, Inc.                        1,116,000
                                                         -----------
                                                          10,522,438
                                                         -----------
              METALS AND MINING (1.8%)
    52,500    Easco Inc.                                     452,812
    40,000    Greenbrier Companies, Inc.                     485,000
    35,300    Minerals Technologies, Inc.                  1,288,450
    16,000    Phelps Dodge Corp.                             996,000
                                                         -----------
                                                           3,222,262
                                                         -----------
              METAL FABRICATING (1.2%)
    96,000    Engelhard Corp.                              2,088,000
                                                         -----------
              OIL, ENERGY AND NATURAL GAS (6.2%)
    40,000    Ashland, Inc.                                1,405,000
    65,500    Camco International, Inc.                    1,834,000
    27,000    Chevron Corp.                                1,417,500
    13,000    Coastal Corp.                                  484,250
    17,500    Diamond Shamrock, Inc.                         452,813
    57,500  * Enserch Exploration Inc.                       668,437
    75,000  * Louis Dreyfus Natural Gas                    1,134,375
    20,000    Schlumberger, Ltd.                           1,385,000
    45,000    Union Texas Petroleum                          871,875
    90,000    Westcoast Energy, Inc.                       1,316,250
                                                         -----------
                                                          10,969,500
                                                         -----------
              PAPER PRODUCTS (0.1%)
    15,000  * Specialty Paperboard, Inc.                     183,750
                                                         -----------
              RETAIL (0.4%)
    35,000    Family Dollar Stores                           481,250
    12,500  * Regis Corp.                                    300,000
                                                         -----------
                                                             781,250
                                                         -----------
              REAL ESTATE AND LEASING (0.4%)
    51,000    Commercial Net Lease Realty                    650,250
     5,000    Kennedy-Wilson, Inc.                            25,000
                                                         -----------
                                                             675,250
                                                         -----------
              TEXTILES AND RELATED (0.6%)
    25,000    Oxford Industries, Inc.                        418,750
    25,000    Singer Co. NV                                  696,875
                                                         -----------
                                                           1,115,625
                                                         -----------
              TRANSPORTATION AND EQUIPMENT (4.5%)
    41,382    Burlington Northern, Inc.                  $ 3,227,796
    15,000    Conrail, Inc.                                1,050,000
    30,000    Consolidated Freightways Inc.                  795,000
    22,500    Illinois Central Corp.                         863,438
    25,000    Norfolk Southern Corp.                       1,984,375
                                                         -----------
                                                           7,920,609
                                                         -----------
              UTILITIES (1.4%)
    21,500    Entergy Corp.                                  628,875
    27,500    FPL Group, Inc.                              1,275,313
    20,500    Montana Power Co.                              463,812
                                                         -----------
                                                           2,368,000
                                                         -----------
              TOTAL COMMON STOCKS (80.1%)
              (COST  $91,580,755)                       $140,626,533
                                                         -----------

                                                           MARKET
 SHARES                 PREFERRED STOCK                     VALUE
-------------------------------------------------------------------
             AUTOMOTIVE AND RELATED (0.7%)
    12,000   Ford Motor Depository Shares,
                Series A, cum., conv.                   $ 1,137,000
                                                        -----------
             BANKING (0.9%)
    14,000   Washington Mutual  Series D                  1,603,000
                                                        -----------
             ELECTRICAL EQUIPMENT (0.5%)
    55,000   Westinghouse Equity, red.,
                cum., conv.                                 907,500
                                                        -----------
             OIL AND GAS (0.4%)
    13,000   Ashland Oil, cum., conv.                       765,375
                                                        -----------
             METALS AND MINING (0.9%)
    50,000   Freeport McMoRan Copper & Gold,
                Series B                                  1,625,000
                                                        -----------
             REAL ESTATE (0.3%)
    20,000   Oasis Residential Inc. Series A
                cum., conv.                                 515,000
                                                        -----------
             TOTAL PREFERRED STOCK (3.7%)
             (COST  $6,078,590)                           6,552,875
                                                        -----------

  FACE                                                        MARKET
 AMOUNT               CONVERTIBLE DEBENTURES                   VALUE
--------------------------------------------------------------------
              AUTOMOTIVE AND RELATED (0.3%)
 $300,000     Arvin Industries, Inc., 7.500%
                 conv. subordinated debentures,
                 due 09-03-14                            $   296,625
   200,000    Magna Intl. Inc. conv. subordinated
                 debentures due 10-15-02                     204,000
                                                         -----------
                                                             500,625
                                                         -----------
              COMPUTER AND RELATED (1.2%)
 1,000,000    Seagate Technology, Inc., 6.750%
                 conv. subordinated debentures,
                 due 05-01-12                              1,177,500
 1,100,000  * Solectron Corp. liquid yield option, zero
                 coupon contracts, due 05-05-12              976,250
                                                         -----------
                                                           2,153,750
                                                         -----------


                                                        (continued)

                            OHIO NATIONAL FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995
                          EQUITY PORTFOLIO (CONTINUED)

     FACE                                                   MARKET
    AMOUNT              CONVERTIBLE DEBENTURES               VALUE
-------------------------------------------------------------------
                METAL FABRICATING (0.6%)
   $ 900,000    INCO, Ltd., 7.750% conv.
                   subordinated debentures,
                   due 03-15-16                         $  963,000
                                                        -----------
                TOTAL CONVERTIBLE DEBENTURES (2.1%)
                   (COST  $2,754,181)
                                                        $3,617,375
                                                        -----------

     FACE                                                    MARKET
    AMOUNT                 SHORT-TERM NOTES                   VALUE
-------------------------------------------------------------------
                AUTOMOTIVE AND RELATED (1.8%)
  $3,200,000    General Motors Acceptance Corp.
                   5.600%    01-11-96                   $ 3,195,022
                                                        -----------


     FACE                                                    MARKET
    AMOUNT                 SHORT-TERM NOTES                   VALUE
-------------------------------------------------------------------
                FINANCE (12.3%)
   $4,700,000   American Express Credit Corp.
                   5.600%  01-08-96                      $4,694,882
    4,700,000   American General Capital Services
                   5.830%  01-10-96                       4,693,150
    3,300,000   Associates Corp. of N. America
                   5.620%  01-04-96                       3,298,455
    2,670,000   Household Finance
                   5.650%  01-05-96                       2,668,324
    4,160,000   Prudential Funding Corp.
                   5.810%  01-03-96                       4,158,657
    2,100,000   Sears, Roebuck Acceptance Corp.
                   5.900%  01-09-96                       2,097,247
                                                       ------------
                                                         21,610,715
                                                       ------------
                TOTAL SHORT-TERM NOTES (14.1%)
                   (Cost  $24,805,737)                   24,805,737
                                                       ------------
                TOTAL HOLDINGS
                   (Cost  $125,219,263)(a)              175,602,520
                                                       ============


*Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                             MONEY MARKET PORTFOLIO

     FACE                                                          MARKET
    AMOUNT                    SHORT-TERM NOTES                     VALUE
--------------------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (8.4%)
  $ 560,000      General Motors Acceptance Corp.
                    5.550%  03-04-96                            $  554,561
    350,000      Echlin Inc.
                    5.680%  02-09-96                               347,846
    350,000      Ford Motor Credit Corp.
                    5.790%  01-10-96                               349,493
                                                                ----------
                                                                 1,251,900
                                                                ----------
                 CHEMICALS (3.8%)
    570,000      Dupont (EI) deNemours
                    5.630%  01-24-96                               567,950
                                                                ----------
                 COMPUTER AND RELATED  (7.8%)
    600,000      Hewlett-Packard
                    5.630% 01-18-96                                598,405
    560,000      IBM Credit Corp.
                    5.750%  01-06-96                               559,374
                                                                ----------
                                                                 1,157,779
                                                                ----------
                 COMMUNICATIONS (5.9%)
    530,000      Gannett Co.
                    5.600%  01-26-96                               527,939
    350,000      Ameritech
                    5.620%  02-02-96                               348,251
                                                                ----------
                                                                   876,190
                                                                ----------
                 COMMODITIES (1.1%)
    165,000      Cargill, Inc.
                    5.680% 01-08-96                                164,693
                                                                ----------
                 CONSUMER PRODUCTS (11.0%)
    600,000      Pepsi Co.
                    5.650%  01-19-96                               598,305
    485,000      Sears, Roebuck Acceptance Corp.
                    5.720%  01-29-96                               482,842
    100,000      Sears Roebuck Acceptance Corp.
                    5.710%  01-29-96                                99,556
    440,000      Stanley Works
                    5.540%  03-11-96                               435,260
                                                                ----------
                                                                 1,615,963
                                                                ----------
                 DRUGS (3.4%)
    500,000      Glaxo Holdings
                    5.680%  01-22-96                               498,343
                                                                ----------
                 FOOD & RELATED (3.7%)
    550,000      H.J. Heinz Company
                    5.680%  01-16-96                               548,698
                                                                ----------
                 FORESTRY AND PAPER PRODUCTS (4.0%)
    600,000      Temple-Inland
                    5.620%  01-30-96                               597,284
                                                                ----------

                  FINANCE (21.9%)
  $ 590,000       American Express Credit Corp.
                     5.700%  01-03-96                           $  589,813
    500,000       American General Finance Corp.
                     5.660%  01-16-96                              498,821
    550,000       Associates Corp.
                     5.500%  01-25-96                              547,983
    410,000       G.E. Capital Corp.
                     5.690%  01-08-96                              409,547
    620,000       Heller Financial Inc.
                     5.770%  01-11-96                              619,006
    600,000       Household Finance Corp.
                     5.680%  02-02-96                              596,971
                                                                ----------
                                                                 3,262,141
                                                                ----------
                  INSURANCE (2.4%)
    360,000       Prudential Funding Inc.
                     5.780%  01-11-96                              359,422
                                                                ----------
                  MACHINERY (2.7%)
    100,000       Deere and Company
                     5.690%  01-02-96                               99,984
    100,000       Deere and Company
                     5.470%  01-02-96                               99,985
    200,000       Deere and Company
                     5.800%  01-02-96                              199,968
                                                                ----------
                                                                   399,937
                                                                ----------
                  OIL, ENERGY AND NATURAL GAS (5.2%)
    400,000       Chervon Oil Co.
                     5.800%  01-09-96                              399,485
    380,000       KN Energy
                     5.750%  01-17-96                              379,029
                                                                ----------
                                                                   778,514
                                                                ----------
                  TRANSPORTATION (4.0%)
    600,000       Consolidated Rail Corp.
                     5.680%  01-12-96                              598,959
                                                                ----------
                  UTILITIES (14.7%)
    500,000       AT&T Corp.
                     5.680%  01-16-96                              498,817
    550,000       Central and Southwest Corp.
                     5.700%  02-14-96                              546,168
    650,000       Illinois Power Co.
                     5.930%  02-08-96                              645,931
    500,000       Southern California Edison Co.
                     5.680%  01-19-96                              498,580
                                                                ----------
                                                                 2,189,496
                                                                ----------
                  TOTAL HOLDINGS
                     (COST  $14,867,269)(a)                     14,867,269
                                                                ==========

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                                 BOND PORTFOLIO

      FACE                                                               MARKET
     AMOUNT            LONG-TERM NOTES                                   VALUE
-------------------------------------------------------------------------------
                GOVERNMENT (13.8%)
   $ 300,000    U.S. Treasury Note
                   7.625%  04-30-96                                  $  302,376
     250,000    U.S. Treasury Note
                   6.375%  08-15-02                                     262,385
     500,000    U.S. Treasury Note
                   7.375%  11-15-97                                     518,730
     500,000    U.S. Treasury Note
                   7.875%  11-15-99                                     543,545
     745,000    U.S. Treasury Note
                   7.750%  02-15-01                                     822,569
                                                                      ---------
                                                                      2,449,605
                                                                      ---------
                AUTOMOTIVE AND RELATED (4.3%)
     100,000    Arvin Industries
                   10.000%  08-01-00                                    112,250
     500,000    GMAC
                   8.400%  10-15-99                                     541,875
     100,000    Pep Boys
                   8.875%  04-15-96                                     100,875
                                                                      ---------
                                                                        755,000
                                                                      ---------
                COMMUNICATIONS (1.5%)
     250,000    Tele-communications, Inc.
                   8.250%  01-15-03                                     267,500
                                                                      ---------
                COMPUTER AND RELATED (2.9%)
     300,000    Apple Computer Inc.
                   6.500%  02-15-04                                     297,750
     200,000    Comdisco, Inc.
                   7.750%  09-01-99                                     209,750
                                                                      ---------
                                                                        507,500
                                                                      ---------
                CONSUMER GOODS (2.9%)
     200,000    RJR Nabisco Inc.
                   8.750%  04-15-04                                     208,500
     300,000    RJR Nabisco Inc.
                   8.625%  12-01-02                                     310,875
                                                                      ---------
                                                                        519,375
                                                                      ---------
                ELECTRICAL EQUIPMENT (2.4%)
     400,000    Tektronix Inc.
                   7.500%  08-01-03                                     417,000
                                                                      ---------
                FINANCE (1.4%)
     250,000    Aristar Inc.
                   5.750%  07-15-98                                     250,312
                                                                      ---------
                FOOD AND RELATED (2.8%)
     500,000    Wendy's Inc.
                   6.350%  12-15-05                                     503,750
                                                                      ---------

                FORESTRY AND PAPER PRODUCTS (5.0%)
     300,000    Boise Cascade Co.
                   9.850%  06-15-02                                     352,125
     250,000    Champion International
                   7.700%  12-15-99                                     265,312
     250,000    ITT Rayonier Inc.
                   7.500%  10-15-02                                     266,563
                                                                      ---------
                                                                        884,000
                                                                      ---------
                 GOVERNMENT (FOREIGN) (2.8%)
   $ 200,000     British Columbia
                    7.000%  01-15-03                                 $  212,500
     250,000     Province of Quebec
                    8.625%  01-19-05                                    288,438
                                                                      ---------
                                                                        500,938
                                                                      ---------
                 HOTEL/LODGING (1.9%)
     300,000     Marriott International
                    7.780%  04-15-05                                    329,625
                                                                      ---------
                 HOUSING, FURNITURE AND RELATED (1.0%)
     140,000     Armstrong World
                    9.750%  04-15-08                                    177,800
                                                                      ---------
                 INSURANCE (3.9%)
     250,000     Continental Corp.
                    7.250%  03-01-03                                    260,000
     400,000     Transamerica Finance Corp.
                    7.500%  03-15-04                                    428,000
                                                                      ---------
                                                                        688,000
                                                                      ---------
                 MEDICAL AND RELATED (3.2%)
     250,000     Bergen Brunswig
                    7.375%  01-15-03                                    265,312
     300,000     Cardinal Health Inc.
                    6.500%  02-15-04                                    303,375
                                                                      ---------
                                                                        568,687
                                                                      ---------
                 METALS AND MINING (2.8%)
     500,000     Cyprus Minerals
                    6.625%  10-15-05                                    504,375
                                                                      ---------

                 OIL, ENERGY AND NATURAL GAS (10.9%)
     200,000     Atlantic Richfield
                    8.550%  03-01-12                                    238,250
     100,000     DeKalb Energy
                    9.875%  07-15-00                                    101,500
     400,000     Dresser Industries, Inc.
                    6.250%  06-01-00                                    406,000
     125,000     Marathon Oil
                    7.000%  06-01-02                                    128,750
     500,000     Mobile Energy Services Co.
                    8.665%  01-01-17                                    552,613
     400,000     PDV America, Inc.
                    7.875%  08-01-03                                    369,000
     140,000     Shell Oil Co.
                    6.950%  12-15-98                                    145,250
                                                                      ---------
                                                                      1,941,363
                                                                      ---------
                 REAL ESTATE (1.7%)
     300,000     Avalon Properties Inc.
                    7.375%  09-15-02                                    308,625
                                                                      ---------
                 TRANSPORTATION (3.4%)
     250,000     American President Cos., Ltd.
                    7.125%  11-15-03                                    252,187
     350,000     Illinois Central Gulf Railroad
                    6.750%  05-15-03                                    355,688
                                                                      ---------
                                                                        607,875
                                                                      =========

                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                           BOND PORTFOLIO (CONTINUED)

        FACE                                                              MARKET
       AMOUNT                 LONG-TERM NOTES                             VALUE
--------------------------------------------------------------------------------
                  UTILITIES (17.6%)
     $ 200,000    Cleveland Electric Illum.
                     7.625%  08-01-02                               $   192,250
       500,000    Great Lakes Power Inc.
                     8.900%  12-01-99                                   538,125
       250,000    Kansas Gas & Electric
                     8.290%  03-29-16                                   282,813
       150,000    Long Island Lighting
                     8.750%  05-01-96                                   151,875
       550,000    Mississippi Power & Light
                     8.800%  04-01-05                                   579,563
       200,000    Old Dominion Electric Co-op
                     8.760%  12-01-22                                   243,750
       200,000    Sprint Corp.
                     8.125%  07-15-02                                   221,000
       700,000    Texas Utilities Electric Co.
                     7.480%  01-01-17                                   728,000
       200,000    Toledo Edison Co.
                     7.875%  08-01-04                                   183,000
                                                                     -----------
                                                                      3,120,376
                                                                     ----------
                  MISCELLANEOUS (6.4%)
       375,000    New Orleans Public Service Co.
                     8.670%  04-01-05                                   413,438
       700,000    ITT Destinations Inc.
                     6.750%  11-15-05                                   716,407
                                                                     -----------
                                                                      1,129,845
                                                                     ----------
                  TOTAL LONG-TERM NOTES (92.6%)
                     (COST  $15,607,023)                             16,431,551
                                                                     ----------

                  AUTOMOTIVE AND RELATED (2.5%)
     $ 200,000    Ford Motor Co.
                    5.920%  01-02-96                                $   199,967
       240,000    General Motors Accepttance Corp.
                    5.600%  01-05-96                                    239,851
                                                                     ----------
                                                                        439,818

                                                                     ----------
                  FINANCE (1.5%)
       270,000    American General Capital Services
                    5.950%  01-04-96                                    269,866
                                                                     ----------

                  OIL, ENERGY AND NATURAL GAS (0.6%)
       100,000    Chevron Oil Finance Co.
                     5.630%  01-03-96                                    99,968
                                                                     ----------

                  TOTAL SHORT-TERM NOTES (4.6%)
                     (COST  $809,652)                                   809,652
                                                                     ----------

                                                                          MARKET
       SHARES                    PREFERRED STOCK                          VALUE
--------------------------------------------------------------------------------
                 UTILITIES (2.8%)
      12,000     GTE Delaware, 8.750%, Series B                       $ 322,500
       6,500     Phillips Gas Co., 9.320% Series A                      172,250
                                                                     -----------
                 TOTAL PREFERRED STOCKS (2.8%)
                    (COST  $462,500)                                  $ 494,750
                                                                     -----------


                                                                          MARKET
     SHARES                          WARRANTS                              VALUE
--------------------------------------------------------------------------------
             DIVERSIFIED
     500   * Plastic Specialties & Tech Inc.                       $       500
                                                                    -----------
             TOTAL WARRANTS (0.0%)                                 $       500
                                                                    -----------

             TOTAL HOLDINGS
                (COST  $16,879,175)(A)                             $17,736,453
                                                                    ===========


*Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                                 OMNI PORTFOLIO

       FACE                                                               MARKET
      AMOUNT              LONG-TERM NOTES                                 VALUE
--------------------------------------------------------------------------------
                  GOVERNMENT (4.6%)
   $  775,000     U.S. Treasury Note
                     6.375%  07-15-99                               $   801,257
    1,500,000     U.S. Treasury Note
                     7.375%  05-15-96                                 1,511,535
      500,000     U.S. Treasury Note
                     7.875%  11-15-99                                   543,545
    2,005,000     U.S. Treasury Note
                     7.750%  02-15-01                                 2,213,761
                                                                     ----------
                                                                      5,070,098
                                                                     ----------
                  AUTOMOTIVE AND RELATED (0.6%)
      300,000     Arvin Industries, Inc.
                     7.500%  09-30-14                                   296,625
      400,000     Pep Boys
                     8.875%  04-15-96                                   403,500
                                                                     ----------
                                                                        700,125
                                                                     ----------
                  AVIATION (0.5%)
      500,000     AAR Corp.
                     7.250%  10-15-03                                   493,750
                                                                     ----------
                  COMPUTERS AND RELATED (0.6%)
      700,000     Apple Computer, Inc.
                     6.500%  02-15-04                                   694,750
                                                                     ----------
                  CONSUMER GOODS (1.1%)
      700,000     Kroger Co.
                     9.750%  02-15-04                                   758,625
      400,000     RJR Nabisco, Inc.
                     8.750%  04-15-04                                   417,000
                                                                     ----------
                                                                      1,175,625
                                                                     ----------
                  FINANCE (0.9%)
    1,000,000     Green Tree Financial Corp.
                     8.700%  06-15-25                                 1,000,000
                                                                     ----------
                  FORESTRY AND PAPER PRODUCTS (1.5%)
      700,000     Boise Cascade Co.
                     9.850%  06-15-02                                   821,625
      500,000     Champion International
                     9.875%  06-01-00                                   575,000
      250,000     ITT Rayonier, Inc.
                     7.500%  10-15-02                                   266,563
                                                                     ----------
                                                                      1,663,188
                                                                     ----------
                  HOUSING, FURNITURE AND RELATED (0.3%)
      250,000     Armstrong World
                  9.750%  04-15-08                                      317,500
                                                                     ----------
                  INSURANCE (1.1%)
      500,000     Continental Corp.
                     7.250%  03-01-03                                   520,000
      600,000     Transamerica Finance Corp.
                     7.500%  03-15-04                                   642,000
                                                                     ----------
                                                                      1,162,000
                                                                     ----------
                  MEDICAL AND RELATED (0.5%)
      500,000     Bergen Brunswig
                     7.375%  01-15-03                                   530,625
                                                                     ----------
                  METALS AND MINING (0.5%)
   $  500,000     Cyprus Minerals
                     6.625%  10-15-05                               $   504,375
                                                                     ----------
                  OIL, ENERGY AND NATURAL GAS (2.0%)
      400,000     Dekalb Energy
                     9.875%  07-15-00                                   406,000
      350,000     Dresser Industries, Inc.
                     6.250%  06-01-00                                   355,250
      375,000     Marathon Oil
                     7.00%  06-01-02                                    386,250
      600,000     PDV America, Inc.
                     7.875%  08-01-03                                   553,500
      500,000     Union Texas Petroleum
                     8.250%  11-15-99                                   530,000
                                                                     ----------
                                                                      2,231,000
                                                                     ----------
                  TRANSPORTATION (0.8%)
      500,000     American President Cos., Ltd.
                     7.125%  11-15-03                                   504,375
      400,000     Illinois Central Gulf Railroad
                     6.750%  05-15-03                                   406,500
                                                                     ----------
                                                                        910,875
                                                                     ----------
                  UTILITIES (3.4%)
   $  400,000     Cleveland Electric Illum.
                     7.625%  08-01-02                                   384,500
    1,000,000     Great Lakes Power
                     9.000%  08-01-04                                 1,122,500
      350,000     Long Island Lighting
                     8.750%  05-01-96                                   354,375
      500,000     Mississippi Power & Light
                     8.800%  04-01-05                                   526,875
      400,000     Old Dominion Elec. Co.
                     8.760%  12-01-22                                   487,500
      300,000     Sprint Corp.
                     8.125%  07-15--02                                  331,500
      500,000     Texas New Mexico Power Co.
                     9.250%  09-15-00                                   520,625
                                                                     ----------
                                                                      3,727,875
                                                                     ----------
                  TOTAL LONG-TERM NOTES (18.4%)                     $20,181,786
                                                                     ----------
                     (COST  $19,252,122)

       FACE                                                               MARKET
      AMOUNT                        SHORT-TERM NOTES                       VALUE
--------------------------------------------------------------------------------
                FINANCE (17.1%)
  $  100,000    American Express Credit Corp.
                   5.600%  01-08-96                                 $    99,891
   3,300,000    American General Finance
                   5.900%  01-02-96                                   3,299,459
   4,460,000    Associates Corp. of N. America
                   5.620%  01-04-96                                   4,457,911
   4,600,000    Household Finance Corp.
                   5.650%  01-05-96                                   4,597,112
   2,800,000    Prudential Funding Corp.
                   5.740%  01-09-96                                   2,796,428
   3,500,000    Sears Roebuck Acceptance Corp.
                   5.900%  01-03-96                                   3,498,853
                                                                     ----------
                TOTAL SHORT-TERM NOTES (17.1%)
                   (COST  $18,749,654)                              $18,749,654
                                                                     ----------

                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                           OMNI PORTFOLIO (CONTINUED)

     FACE                                                                 MARKET
    AMOUNT                   CONVERTIBLE DEBENTURES                       VALUE
--------------------------------------------------------------------------------
                   AUTOMOTIVE AND RELATED (0.1%)
    $  100,000     Magna Intl. Inc., 5.000% conv.
                      subordinated debentures,
                      due 10-15-02                                   $  102,000
                                                                      ---------
                   COMPUTER AND RELATED (1.1%)
     1,000,000     Seagate Technology Inc., 6.750%
                      conv. subordinated debentures,
                      due 05-01-12                                    1,177,500
                                                                     ----------
                   METAL FABRICATING (0.5%)
       600,000     INCO, Ltd., 7.750% conv. subordinated
                      debentures, due 03-15-16                          642,000
                                                                     ----------
                   TOTAL CONVERTIBLE DEBENTURES (1.7%)
                      (COST $1,696,875)                              $1,921,500
                                                                     ----------

                                                                          MARKET
       SHARES                 COMMON STOCK                                 VALUE
--------------------------------------------------------------------------------
                  AEROSPACE (2.7%)
       22,000     Allied Signal, Inc.                               $1,045,000
       21,600     Raytheon Co.                                       1,020,600
       17,350     Rockwell International Corp.                         917,381
                                                                     ---------
                                                                     2,982,981
                                                                     ---------
                  AUTOMOTIVE AND RELATED (1.5%)
        7,500     Arvin Industries, Inc.                               123,750
        5,850     Chrysler Corp.                                       323,944
       17,000   * Custom Chrome, Inc.                                  393,125
        8,000     Eaton Corp.                                          429,000
       10,000     Magna International, Inc.                            432,500
                                                                     ---------
                                                                     1,702,319
                                                                     ---------
                  BANKING (3.0%)
       10,000     Boatmen's Bancshares, Inc.                           408,750
       13,000     Charter One Financial, Inc.                          398,125
       10,000     First Union Corp.                                    556,250
       13,650     Franklin National Bank                               177,450
       45,000     Hanson Trust, Plc                                    686,250
       11,250     Mellon Bank Corp.                                    604,688
       12,500     Susquehanna Bancshares, Inc.                         331,250
                                                                     ---------
                                                                     3,162,763
                                                                     ---------
                  BUSINESS SERVICES (3.2%)
       12,500   * Andros, Inc.                                         190,625
       20,000     First Data Corp.                                   1,337,500
       30,000     Manpower, Inc.                                       843,750
       30,000   * Mastec, Inc.                                         397,500
        5,000     Standard Register Co.                                100,625
       22,000   * Verifone, Inc.                                       629,750
                                                                     ---------
                                                                     3,499,750
                                                                     ---------
                  CHEMICALS (2.5%)
       15,000     Betz Laboratories, Inc.                              615,000
        2,500     E I DuPont DeNemours & Co.                           174,687
       20,000     Learonal Inc.                                        460,000
       12,000     Lubrizol Corp.                                       334,500
        3,000     Monsanto Co.                                         367,500
       25,000     OM Group, Inc.                                       828,125
                                                                     ---------
                                                                     2,779,812
                                                                     ---------
                  COMMUNICATIONS (1.6%)
         24,000  * Andrew Corp.                                     $  918,000
         49,000  * General Cable Plc                                   735,000
         15,000  * Granite Broadcasting Corp.                          159,375
                                                                     ---------
                                                                     1,812,375
                                                                     ---------
                   COMPUTER AND RELATED (7.1%)
         15,000  * Cisco Systems, Inc.                               1,119,375
          6,600    Computer Sciences Corp.                             463,650
         10,000  * Exabyte Corp.                                       146,250
         21,000    Hewlett-Packard Co.                               1,758,750
         14,000    Intel Corp.                                         794,500
          5,000  * Microsoft Corp.                                     438,750
         20,000  * Netframe Systems                                    106,250
         32,500  * Novell, Inc.                                        463,125
         20,000  * Pyxis Corp.                                         292,500
         20,000  * Sun Microsystems, Inc.                              912,500
         16,000  * Teradyne Inc.                                       400,000
         18,000    Texas Instruments, Inc.                             931,500
                                                                     ---------
                                                                     7,827,150
                                                                     ---------
                   CONSUMER PRODUCTS (0.7%)
         11,500    PanAmerican Beverages, Inc.                         368,000
         12,000    Stanhome, Inc.                                      349,500
                                                                     ---------
                                                                       717,500
                                                                     ---------
                   CONTAINERS (0.9%)
         70,000  * Owens-Illinois, Inc.                              1,015,000
                                                                     ---------
                   DIVERSIFIED (0.1%)
         20,000    Quixote Corp.                                       155,000
                                                                     ---------
                   ELECTRICAL EQUIPMENT (2.9%)
         40,000    BMC Industries, Inc.-Minn.                          930,000
         26,116    Federal Signal Corp.                                675,752
         14,000    General Electric Co.                              1,008,000
         12,000    Varian Associates, Inc.                             573,000
                                                                     ---------
                                                                     3,186,752
                                                                     ---------
                   ENTERTAINMENT AND LEISURE (0.8%)
         25,000    Cedar Fair                                          925,000
                                                                     ---------
                   FINANCE (1.4%)
         27,500  * Medaphis Corp.                                    1,017,500
         11,500    PHH Corp.                                           537,625
                                                                     ---------
                                                                     1,555,125
                                                                     ---------
                   FOOD AND RELATED (0.8%)
         15,000    Smart & Final, Inc.                                 318,750
         16,500    H.J. Heinz Co.                                      546,563
                                                                     ---------
                                                                       865,313
                                                                     ---------
                   HOUSING, FURNITURE AND RELATED (1.3%)
         29,620    Clayton Homes, Inc.                                 633,133
         24,000    Newell Co.                                          621,000
         11,200    Shaw Industries, Inc.                               165,200
                                                                     ---------
                                                                     1,419,333
                                                                     ---------
                   INDUSTRIAL SERVICES (0.7%)
         20,000  * Nuclear Support Services, Inc.                       25,000
          1,600    Regal Beloit                                         34,800
         28,000    Stewart & Stevenson Services                        707,000
                                                                     ---------
                                                                       766,800
                                                                     ---------

                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                           OMNI PORTFOLIO (CONTINUED)

                                                                          MARKET
     SHARES                     COMMON STOCK                               VALUE
--------------------------------------------------------------------------------
                 INSURANCE (5.3%)
      16,125     American International Group                        $ 1,491,563
      15,000     Chubb Corp.                                           1,451,250
      23,625     Cincinnati Financial Corp.                            1,541,531
      20,000     Equitable Cos., Inc.                                    480,000
      20,500     Providian Corporation                                   835,375
                                                                      ----------
                                                                       5,799,719
                                                                      ----------
                 MACHINERY (1.8%)
      15,000   * Bridgeport Machines, Inc.                               315,000
       6,000     Caterpillar, Inc.                                       352,500
      21,000     Trinity Industries                                      661,500
      34,000     Walbro Corp.                                            612,000
                                                                      ----------
                                                                       1,941,000
                                                                      ----------
                 MEDICAL AND RELATED (4.6%)
      28,000     Abbott Laboratories                                   1,169,000
      14,000     Allergan, Inc.                                          455,000
      15,000   * Foundation Health Corp.                                 645,000
      33,500     Healthcare Realty Trust                                 770,500
      18,000   * Humana, Inc.                                            492,750
      24,000     National Health Investors,  Inc.                        795,000
      15,000     U.S. Healthcare, Inc.                                   697,500
                                                                      ----------
                                                                       5,024,750
                                                                      ----------
                 METAL FABRICATING (1.0%)
      27,000     Amcast Industrial Corp.                                 492,750
      18,000     Engelhard Corp.                                         391,500
       4,000     Phelps Dodge Corp.                                      249,000
                                                                      ----------
                                                                       1,133,250
                                                                      ----------
                 METALS AND MINING (1.2%)
      32,500     Easco Inc.                                              280,312
      24,000     Greenbrier Companies, Inc.                              291,000
      20,000     Minerals Technologies, Inc.                             730,000
                                                                      ----------
                                                                       1,301,312
                                                                      ----------
                 OIL, ENERGY AND NATURAL GAS (6.2%)
      15,000     Ashland, Inc.                                           526,875
      45,500     Camco International, Inc.                             1,274,000
      23,000     Chevron Corp.                                         1,207,500
       7,000     Coastal Corp.                                           260,750
       7,500     Diamond Shamrock, Inc.                                  194,062
      27,000   * Enserch Exploration, Inc.                               313,875
      40,000   * Louis Dreyfus Natural Gas                               605,000
      10,000     Schlumberger, Ltd.                                      692,500
      35,000     Union Texas Petroleum Holdings, Inc.                    678,125
      45,000     Westcoast Energy, Inc.                                  658,125
      10,000     WD-40 Co.                                               410,000
                                                                      ----------
                                                                       6,820,812
                                                                      ----------
                 REAL ESTATE (1.0%)
      59,300     Commercial Net Lease Realty                             756,075
       2,000   * Kennedy-Wilson, Inc.                                     10,000
      17,000     Liberty Property Trust                                  352,750
                                                                      ----------
                                                                       1,118,825
                                                                      ----------
                 TRANSPORTATION AND EQUIPMENT (3.6%)
      24,255     Burlington Northern Santa Fe                        $ 1,891,890
       8,000     Conrail, Inc.                                           560,000
      15,000     Consolidated Freightways, Inc.                          397,500
       7,500     Illinois Central Corp.                                  287,812
      10,000     Norfolk Southern Corp.                                  793,750
                                                                      ----------
                                                                       3,930,952
                                                                      ----------
                 UTILITIES (0.9%)
       6,000     Entergy Corp.                                           175,500
      15,000     FPL Group, Inc.                                         695,625
       7,000     Montana Power Co.                                       158,375
                                                                      ----------
                                                                       1,029,500
                                                                      ----------
                 TOTAL COMMON STOCKS (56.8%)
                     (COST  $43,917,736)                              62,473,093
                                                                      ----------


                                                                          MARKET
      SHARES               PREFERRED STOCK                                 VALUE
--------------------------------------------------------------------------------
                AUTOMOTIVE AND RELATED (1.5%)
      18,000    Ford Motor Co., cum., conv., Ser. A                  $1,705,500
                                                                      ----------
                BANKING (0.7%)
       7,000    Washington Mutual 6.00% Series D                        801,500
                                                                      ----------
                ELECTRICAL EQUIPMENT (0.6%)
      40,000    Westinghouse Equity,  cum., conv.                       660,000
                                                                      ----------
                FOOD & RELATED (0.5%)
      20,000    Conagra Capital LC, 9.350% cum.,
                   conv. Series C                                       550,000
                                                                      ----------
                METALS AND MINING (0.9%)
      30,000    Freeport McMoran Copper & Gold
                    cum., conv.                                         975,000
                                                                      ----------
                OIL, ENERGY AND NATURAL GAS (0.4%)
       7,000    Ashland, Inc., cum., conv.                              412,125
                                                                      ----------
                REAL ESTATE (0.4%)
      15,000    Oasis Residential , Inc., 9.000%                        386,250
                                                                      ----------
                   cum., conv. Series A

                UTILITIES (1.0%)
      20,000    GTE Delaware 8.750%, Series B                           537,500
      22,000    Phillips Gas Co. 9.320% Series A                        583,000
                                                                      ----------
                                                                      1,120,500
                                                                      ----------
                TOTAL PREFERRED STOCKS (6.0%)
                   (COST  $5,730,885)                                $6,610,875
                                                                      ----------

                                                                           MARKET
     SHARES                  WARRANTS                                      VALUE
--------------------------------------------------------------------------------
               DIVERSIFIED (0.00%)
      2,000  * Plastic Specialties & Tech., Inc.                   $      2,000
                                                                    ------------
               TOTAL WARRANTS (0.0%)                               $      2,000
                                                                    ------------
               TOTAL HOLDINGS
                  (COST  $89,347,272)(A)                           $109,938,908
                                                                    ============


*Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                             INTERNATIONAL PORTFOLIO

                                                                          MARKET
   SHARES           COMMON AND PREFERRED STOCK                             VALUE
--------------------------------------------------------------------------------
                 JAPAN (19.8%)
       85,000    Aida Engineering Limited (19)                       $   650,435
       18,000    Asatsu Inc. (20)                                        754,783
       20,000    Chofu Seisakusho (9)                                    535,266
      225,000    Dai-Tokyo Fire Marine Ins. Co. Ltd. (18)              1,713,043
       75,000    Fuji Photo Film Co., Ltd. (9)                         2,159,420
       12,000    Hitachi Ltd. ADR (11)                                 1,206,000
      115,000  * Iino Kaiun Kaisha (5)                                   653,333
       35,000    Ito-Yokado Co. Ltd. (28)                              2,150,725
       35,000    Japan Airport Terminal Co. (32)                         422,705
      125,000    Nisshinbo Industries Inc. (8)                         1,207,730
       85,000    Nittetsu Mining Co., Ltd. (22)                          845,894
       65,000    Shimano Inc. (9)                                      1,142,995
       10,000    Sotoh Co. (31)                                           98,551
       45,000    Shoei Co. (27)                                          391,304
        8,500    Toho Co. (20)                                         1,355,073
      100,000    Tokyo Marine & Fire Ins. Co. Ltd. (18)                1,304,348
       15,000    Tsutsumi Jewelry Co. (9)                                749,275
                                                                      ----------
                                                                      17,340,880
                                                                      ----------
                 SWITZERLAND (7.9%)
        1,000    Affichage (20)                                          441,941
          275    Bank of Intl. Settlements (3)                         2,311,525
        1,650    Kuehne & Nagel Intl. AG (32)                            979,419
          400    Lindt & Sprungli AG PC (9)                              582,322
        5,500    Safra Republic Holdings SA (3)                          491,563
        1,350    Schindler Holding AG PC (5)                           1,397,964
        2,000    Sika Finanz AG Bearer (7)                               485,269
            1    Vetropack Holding AG Bearer (23)                          2,990
          650    Vetropack Holding AG PC (23)                            174,610
                                                                      ----------
                                                                       6,867,603
                                                                      ----------
                 FRANCE (7.8%)
        2,500    C.E.E. (Continentale d'Equipments
                    Electriques) (10)                                    124,325
        4,110    Crometal (5)                                            261,351
       15,000    Elf Aquitaine (12)                                    1,103,027
        5,528    Emin Leydier (24)                                       449,541
        5,000    Eramet (22)                                             326,098
       13,750    Gaumont SA (20)                                         882,759
        3,500    La Brosse et DuPont (9)                                 220,921
       16,500    Legrand ADP (10)                                      1,647,814
        4,000    Nicolas Schlumberger et Cie (19)                        671,762
        1,500    Promodes C.I. (28)                                      256,802
        2,500    SAGA (Societe Anontme de Gerance et
                    d'Armement) (32)                                      85,091
        1,000    Sucriere de Pithiviers-le-Vieil (1)                     492,204
        1,000    Taittinger (13)                                         262,917
                                                                      ----------
                                                                       6,784,612
                                                                      ----------
                 GERMANY (7.2%)
        5,000    Bayer AG (7)                                          1,325,444
        7,500    Bertelsmann AG D.R.C. (25)                              984,163
        4,750    Buderus AG (5)                                        1,851,723
       10,000    Hornbach Holdings AG Pfd. (28)                          870,171
        1,000    SAP AG Pfd. (8)                                         151,619
        1,250    Spar Handells AG Pfd. (28)                              268,013
        1,000    Axel Springer Verlag AG (20)                            671,772
          450    Sudzucker AG Pfd. (1)                                   181,535
                                                                      ----------
                                                                       6,304,440
                                                                      ----------

                 NEW ZEALAND (5.6%)
      765,549    Carter Holt Harvey Limited (14)                     $ 1,650,313
       50,000    Colonial Motor Co. Ltd. (2)                              91,455
      650,000  * Evergreen Forests Ltd. (14)                             275,998
    1,601,500    Shortland Properties, Ltd. (27)                         899,715
      889,900    Tasman Agriculture Limited (1)                          906,870
      125,000    Wilson Limited (20)                                     747,155
      450,000    Wrightson Ltd. (1)                                      340,997
                                                                      ----------
                                                                       4,912,503
                                                                      ----------
                 CANADA(4.7%)
       50,000    Canadian Pacific Ltd. (34)                              906,250
       50,000    Dofasco, Inc. (30)                                      631,984
       85,000    Noranda, Inc. (21)                                    1,751,694
      200,000    Redstone Resources, Inc. (22)                           578,860
       35,000    Le Groupe Videotron, Ltd. (20)                          256,457
                                                                      ----------
                                                                       4,125,245
                                                                      ----------
                 HONG KONG (4.8%)
    3,750,000    CDL Hotels Intl. Ltd. (16)                            1,891,368
    1,500,000    Shaw Brothers (Hong Kong) Ltd.(20)                    1,648,885
    1,000,000    South China Morning Post Holdings
                    Corp. (25)                                           611,057
                                                                      ----------
                                                                       4,151,310
                                                                      ----------
                 NETHERLANDS (4.1%)
       16,500    Apothekers Cooperatie OPG (17)                          405,317
       24,500    German City Estates NV (27)                             370,242
        1,500    Holdingmaatschappij de Telegraaf (25)                   210,821
       15,000    Philips Electronics NV ADR (11)                         538,125
       45,000    Randstad Holdings NV (29)                             2,037,313
                                                                      ----------
                                                                       3,561,818
                                                                      ----------
                 LATIN AMERICA (3.9%)
      165,000    Antofagasta Holdings plc (21)                           750,242
       20,000    Bladex (3)                                              930,000
      595,000    Ledesma SA (1)                                          761,486
    1,000,000    Siderca S.A.I.C. (12)                                   969,854
                                                                      ----------
                                                                       3,411,582
                                                                      ----------
                 UNITED KINGDOM (2.8%)
      225,000    Blenheim Group plc (20)                                 872,915
      100,000    Royal Doulton plc (9)                                   383,307
      275,000  * McBride plc (10)                                        832,179
       50,000    Scottish Television plc (20)                            367,400
                                                                      ----------
                                                                       2,455,801
                                                                      ----------
                 SWEDEN (2.2%)
       40,000    AssiDoman AB (14)                                       867,633
       65,000    Bylock & Nordsjofrakt AB 'B' (32)                       567,878
       35,000    Orrefors Kosta Boda AB (9)                              521,936
                                                                      ----------
                                                                       1,957,447
                                                                      ----------
                 SINGAPORE (2.1%)
      250,000    Clipsal Industries Ltd. (10)                            565,000
       45,000    Rothmans Industries Limited (9)                         170,226
       85,000    Singapore Bus Service Ltd. (32)                         607,014
      225,000    Times Publishing Ltd. (25)                              521,813
                                                                      ----------
                                                                       1,864,053
                                                                      ----------
                 DENMARK (1.8%)
        3,500    Aarhus Oliefabrik A/S Class 'B' (1)                     195,074
       20,000    Carlsberg International A/S Class'B'(9)               1,114,707
        3,500    Copenhagen Airport (32)                                 266,810
                                                                      ----------
                                                                       1,576,591
                                                                      ----------

                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                       INTERNATIONAL PORTFOLIO (CONTINUED)

                                                                          MARKET
    SHARES              COMMON AND PREFERRED STOCK                        VALUE
--------------------------------------------------------------------------------
                 SOUTH AFRICA (1.8%)
      10,332     Anglo American Platinum Corp.ADR(22)                $    58,809
      35,000     Anglo American Platinum Corp.(22)                       199,218
      10,000     JCI Ltd. ADR (22)                                        78,864
      25,000     JCI Ltd. (22)                                           197,161
      10,103     Johnnies Industrial Corp. ADR (22)                      152,422
      15,000     Johnnies Industrial Corp. (22)                          226,307
      45,000     Omni Media Corporation (20)                             715,951
                                                                      ----------
                                                                       1,628,732
                                                                      ----------
                 INDONESIA (1.8%)
      10,000     Freeport McMoRan Pfd. 'B' (22)                          325,000
      20,000     Freeport McMoRan Pfd. 'C' (22)                          607,500
      28,500     Freeport McMoRan Pfd. 'D' (22)                          602,062
                                                                      ----------
                                                                       1,534,562
                                                                      ----------
                 AUSTRIA (1.4%)
       6,500     Flughafen Wien AG (32)                                  430,868
       9,500     VAE AG (26)                                             798,912
                                                                      ----------
                                                                       1,229,780
                                                                      ----------
                 ITALY (1.2%)
      50,000     Arnoldo Mondadori Editore SpA (25)                      433,249
   1,000,000   * Montedison non-conv. Savings SpA(34)                    591,939
                                                                      ----------
                                                                       1,025,188
                                                                      ----------
                 NORWAY (1.2%)
      75,000     Schibsted AS (25)                                     1,017,366
                                                                      ----------

                 MEXICO (0.9%)
     250,000   * Grupo Fernandez Editores SA de CV(25)                    69,760
     175,000     Industrias Penoles SA de CV (21)                        722,258
                                                                      ----------
                                                                         792,018
                                                                      ----------
                 FINLAND (0.8%)
     250,000   * Tampella Oy AB (5)                                      315,544
      10,000     Vaisala Oy A (5)                                        364,884
                                                                      ----------
                                                                         680,428
                                                                      ----------
                 AUSTRALIA (0.6%)
     185,000     Eltin Ltd. (22)                                         405,356
     100,000     Motors Holdings Ltd. (2)                                 72,047
                                                                      ----------
                                                                         477,403
                                                                      ----------
                 ISRAEL (0.5%)
     150,000     Israel Land Development Co. Ltd. (34)                   433,294
                                                                      ----------

                 BELGIUM (0.4%)
       2,500     Deceuninck Plastics Ind. SA (4)                         279,828
         200     Societe Belge de Betons, SA (34)                        108,375
                                                                      ----------
                                                                         388,203
                                                                      ----------
                 SPAIN (0.3%)
      75,000     Energia e Ind. Aragonesas SA (33)                       285,321
                                                                      ----------
                 GREECE (0.3%)
      48,200     H. Benrubi & Fils SA (9)                                272,041
                                                                      ----------

                 MISCELLANEOUS (3.0%)
      50,000     North European Oil Royalty Tr. (12)                     637,500
      25,000     Minorco ADR (34)                                        715,625
     450,000     Lonrho plc (34)                                       1,229,065
                                                                      ----------
                                                                       2,582,190
                                                                      ----------
                 TOTAL COMMON & PREFERRED STOCK
                    (88.9%) (COST  $72,650,619)                      $77,660,411
                                                                      ----------

         FACE                                                             MARKET
        AMOUNT              NON-CONVERTIBLE BONDS                          VALUE
--------------------------------------------------------------------------------
                   U.S. DOLLAR (1.5%)
   $1,250,000      Federal Republic Of Brazil 7.250%
                      due 04-15-24 (15)                              $  767,969
      850,000      Republic of Poland PDI 3.250%
                      due 10-24-14 (15)                                 553,563
                                                                      ----------
                                                                      1,321,532
                                                                      ----------
                   NON-U.S. DOLLAR (0.4%)
      500,000  NZ  Republic of New Zealand 10.000%
                      due 03-15-02 (15)                                 369,882
                                                                      ----------
                   TOTAL NON-CONVERTIBLE BONDS(1.9%)
                      (COST  $1,614,599)                             $1,691,414
                                                                      ----------


      FACE                                                                MARKET
     AMOUNT               CONVERTIBLE DEBENTURES                           VALUE
--------------------------------------------------------------------------------
                   U.S. DOLLAR (4.3%)
  $   100,000      Acer Inc. 4.000%
                      due 06-10-01 (8)                                $  301,500
      250,000      PT Inti Indorayon Utama 5.500%
                      due 10-01-02 (24)                                  280,313
      850,000      Cheil Foods & Chemicals Co 3.000%
                      due 12-31-06 (9)                                 1,117,750
      150,000      Sincere Navigation 3.750%
                      due 05-26-03 (32)                                  159,000
      500,000      Ssangyong Cement Co. 3.000%
                      due 12-31-05 (6)                                   607,500
      250,000      PT Pabrik Kertas Tjiwi Kimia
                      7.250% due 04-21-01 (24)                           235,000
      500,000      Tubos de Acero de Mexico SA
                      7.500% due 06-12-97 (12)                           450,000
      500,000      Tung Ho Steel Corp. 4.000%
                      due 07-26-01 (30)                                  607,500
                                                                       ---------
                   TOTAL U.S. DOLLAR (4.3%)                           $3,758,563
                                                                       ---------
                   NON U.S. DOLLAR (2.3%)
    1,000,000  FF  Alcatel Alstholm 2.500%
                      due 01-01-04 (11)                                  159,992
    2,000,000  FF  Michelin 6.000%
                      due 01-02-98 (2)                                   414,247
    2,050,000  FF  Promodes 5.500%
                      due 01-01-00 (27)                                  488,423
      425,000  FF  Compagnie Generale des Eaux
                      6.000% due 01-01-98 (33)                           286,322
      200,000  GBP Lonrho International Finance
                      6.000% due 02-27-04 (34)                           306,684
   18,000,000  JPY Nippon Yusen 2.000%
                      due 09-29-00 (32)                                  205,217
      320,000  NZ  Shortland Properties Inc. 7.500%
                      due 12-31-98 (27)                                  186,046
                                                                       ---------
                   TOTAL NON-U.S. DOLLAR (2.3%)                       $2,046,931
                                                                       ---------
                   TOTAL CONVERTIBLE SUBORDINATED
                      DEBENTURES (6.6%)
                      (COST $5,034,035)                               $5,805,494
                                                                       ---------

                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                             INTERNATIONAL PORTFOLIO

   FACE                                                     MARKET
  AMOUNT                  SHORT-TERM NOTES                  VALUE
--------------------------------------------------------------------
              UTILITIES (2.6%)
 $2,291,000   AT&T Capital Corp.
                 5.780%  01-02-96                        $ 2,290,632
                                                         -----------
              Total Short-term Notes (2.6%)
                 (Cost $2,290,632)                       $ 2,290,632
                                                         -----------

              Total Holdings                             $87,447,951
                 (Cost $81,589,885) (a)                  ===========



(a) Also represents cost for Federal income tax purposes.

* Non-income producing securities.


FOREIGN CURRENCIES
NZ - New Zealand Dollar
FF - French Franc
GBP - British Pound
JPY - Japanese Yen


Industry Classifications
 (1)   Agriculture               (18) Insurance
 (2)   Automotive                (19)  Machinery
 (3)   Banking                   (20)  Media
 (4)   Building Products         (21)  Metal (non-ferrous)
 (5)   Capital Goods             (22)  Mining
 (6)   Cement                    (23)  Packaging
 (7)   Chemicals                 (24)  Paper
 (8)   Computer Products         (25)  Publishing
 (9)   Consumer Products         (26)  Rail Equipment
(10)   Electrical Products       (27)  Real Estate
(11)   Electronics               (28)  Retailing
(12)   Energy and Oil            (29)  Services
(13)   Food & Beverage           (30)  Steel
(14)   Forest Products           (31)  Textile
(15)   Governmental              (32)  Transportation
(16)   Hotels                    (33)  Utilities
(17)   Health Care               (34)  Miscellaneous

   The accompanying notes are an integral part of these financial statements.

                  OHIO NATIONAL FUND, INC.
                   SCHEDULE OF INVESTMENTS
                      DECEMBER 31, 1995
               CAPITAL APPRECIATION PORTFOLIO

   FACE                                               MARKET
  AMOUNT                  LONG-TERM NOTES              VALUE
---------------------------------------------------------------
               GOVERNMENT (1.1%)
$   100,000     U.S. Treasury Note
                   5.750%  10-31-97                $   100,939
    100,000     U.S. Treasury Note
                   7.375%  11-15-97                    103,746
                                                   -----------
                                                       204,685
                                                   -----------
                BANKING (0.3%)
     50,000     Fifth Third Bank
                   4.250%  01-15-98                     57,062
                                                   -----------
                BUILDING MATERIALS (0.7%)
    138,000     Manville Corp.
                   9.000%  12-31-03                    136,793
                                                   -----------
                ELECTRICAL EQUIPMENT (0.2%)
     45,000     Cooper Industries
                   7.050%  01-01-15                     46,350
                                                   -----------
                ENTERTAINMENT AND LEISURE (0.5%)
    100,000     Comcast Cable
                   3.375%  09-09-05                     94,500
                                                   -----------
                FINANCE (0.3%)
     50,000     UBS Finance
                   2.000%  12-15-00                     50,000
                                                   -----------
                FOREIGN (0.5%)
    100,000     Homestake Mining
                   5.500%  06-23-00                    102,000
                                                   -----------
                INDUSTRIAL SERVICES (0.9%)
    200,000     WMX Technologies
                   2.000%  01-24-05                    173,000
                                                   -----------
                INSURANCE (0.9%)
    150,000     Chubb Capital Corp.
                   6.000%  05-15-98                    168,375
                                                   -----------
                OIL, ENERGY AND NATURAL GAS (1.0%)
    100,000     Cross Timbers Oil Co.
                   5.250%  11-01-03                     94,500
    100,000     Price Co.
                   5.500%  02-28-12                     97,000
                                                   -----------
                                                       191,500
                                                   -----------
                TOTAL LONG-TERM NOTES (6.4%)
                   (COST  $1,144,039)              $ 1,224,265
                                                   -----------

   FACE                                               MARKET
  AMOUNT                  SHORT-TERM NOTES             VALUE
---------------------------------------------------------------
                GOVERNMENT (4.8%)
$   163,000     U.S. Treasury Bill
                   5.350  01-25-96                 $   162,480
    760,000     FNMA Discount Note
                   5.450  02-13-96                     755,115
                                                   -----------
                                                       917,595
                                                   -----------
                EDUCATION (1.9%)
    360,000     Yale University
                   5.660%  02-20-96                    357,170
                                                   -----------
                FINANCE (8.5%)
    450,000     Ciesco L.P.
                   5.730%  01-05-96                    449,714
    750,000     Preferred Receivables Funding
                   5.800%  01-10-96                    748,913
    425,000     PHH
                   5.850%  01-19-96                    423,757
                                                   -----------
                                                     1,622,384
                                                   -----------
                FOOD AND RELATED (2.5%)
    486,000     H.J. Heinz
                   5.780%  01-26-96                    484,049
                                                   -----------
                HOUSING AND RELATED (3.1%)
    590,000     Home Depot
                   5.900%  01-05-96                    589,613
                                                   -----------
                MEDICAL AND RELATED (1.0%)
    200,000     Abbott Laboratories
                   5.800%  01-11-96                    199,678
                                                   -----------
                UTILITIES (2.4%)
    470,000     Tampa Electric
                   5.770%  01-08-96                    469,472
                                                   -----------
                MISCELLANEOUS (5.2%)
    795,000     Corporate Asset Funding
                   5.670%  02-12-96                    789,741
    200,000     Siemens Co.
                   5.800%  01-29-96                    199,098
                                                   -----------
                                                       988,839
                                                   -----------

                TOTAL SHORT-TERM NOTES (29.4%)
                   (COST $5,628,800)               $ 5,628,800
                                                   -----------

 FACE                                                 MARKET
AMOUNT                 CONVERTIBLE DEBENTURES         VALUE
--------------------------------------------------------------
             COMPUTER AND RELATED (5.2%)
$2,000,000   Automatic Data Process, zero
                coupon contracts due 02-20-12      $   987,500
                                                   -----------
             DRUGS (0.9%)
   300,000   Alza Corp., zero coupon contracts,
                due 07-14-14                           123,000
    50,000   Mckesson Co., 4.500%  conv.
                subordinated debentures,
                due 03-01-04                            46,625
                                                   -----------
                                                       169,625
                                                   -----------
             DURABLE GOODS (0.3%)
    50,000   Outboard Marine, 7.000% conv.
                subordinated debentures,
                due 07-01-02                            51,812
                                                   -----------

                                                                     (continued)

                           OHIO NATIONAL FUND, INC.
                           SCHEDULE OF INVESTMENTS
                              DECEMBER 31, 1995
                  CAPITAL APPRECIATION PORTFOLIO (CONTINUED)


                                                                   MARKET
  AMOUNT                     CONVERTIBLE DEBENTURES                VALUE
----------------------------------------------------------------------------
                FOOD AND RELATED (0.5%)
  $ 100,000     Food Lion Inc.,5.000% conv. subordinated
                   debentures, due 06-01-03                     $   100,375
                                                                -----------
                MEDIA (1.7%)
    300,000     TBS, zero coupon contracts
                   due 02-13-07                                     135,000
    550,000     US West, zero coupon contracts
                   due 06-25-11                                     198,688
                                                                -----------
                                                                    333,688
                                                                -----------
                OIL, ENERGY AND NATURAL GAS (0.2%)
     50,000     Pennzoil Co.,4.750% conv. subordinated
                   debenture, due 10-01-03                           50,750
                                                                -----------
                REAL ESTATE (1.4%)
     75,000     Price Co., 6.750% conv. subordinated
                   debenture, due 03-01-01                           76,125
    190,000     Rouse Co., 5.750% conv. subordinated
                   debentures, due 07-23-02                         189,762
                                                                -----------
                                                                    265,887
                                                                -----------
                UTILITIES (1.0%)
    200,000     Potomac Electricity & Power Co.,
                   5.000% conv. subordinated
                   debentures, due 09-01-02                         190,000
                                                                -----------
                TOTAL CONVERTIBLE DEBENTURES
                   (11.2%) (COST  $2,022,926)                   $ 2,149,637
                                                                -----------

                                                                   MARKET
  SHARES                          COMMON STOCK                      VALUE
----------------------------------------------------------------------------
                AEROSPACE (0.7%)
      5,000     Teledyne Inc.                                   $   128,125
                                                                -----------
                BUILDING MATERIALS (4.2%)
      6,600     Lowes Corp.                                         517,275
     22,000   * Manville Corp.                                      288,750
                                                                -----------
                                                                    806,025
                                                                -----------
                CHEMICALS (4.5%)
        200     CIBA Geigy                                          175,843
     10,500   * Genetech Inc.                                       556,500
      1,500     Great Lakes Chemical Corp.                          108,000
      1,000     Petrolite Corp.                                      28,500
                                                                -----------
                                                                    868,843
                                                                -----------
                COMPUTER AND RELATED (0.2%)
        400     IBM Corp.                                            36,700
                                                                -----------
                CONSUMER PRODUCTS (4.1%)
      3,000     Corning Inc.                                         96,000
      2,000     John Harland Co.                                     41,750
     50,000     Petrie Stores                                       137,500
      2,600     Phillip Morris Cos., Inc.                           235,300
      5,000     Polaroid Corp.                                      236,875
      2,000   * Toys R Us                                            43,500
                                                                -----------
                                                                    790,925
                                                                -----------
                DRUGS (0.9%)
      2,000     Schering - Plough Corp.                             109,500
      1,450     Upjohn Co.                                           56,188
                                                                -----------
                                                                    165,688
                                                                -----------

                DURABLE GOODS (0.1%)
      2,000     A T Cross Co.                                        30,250
                                                                -----------
                FINANCE (4.6%)
      3,500     American Express                                    144,813
        800     Federal Nat'l Mortgage Assn.                         99,300
      2,000     Fund American Enterprise                            149,000
      1,000     Greenpoint Financial Corp.                           26,750
      4,000     PHH Corp.                                           187,000
      4,200     Student Loan Marketing                              276,675
                                                                -----------
                                                                    883,538
                                                                -----------
                FORESTRY AND PAPER PRODUCTS (1.6%)
      1,500     Int'l Paper Co.                                      56,812
      6,000     Weyerhaeuser Co.                                    259,500
                                                                -----------
                                                                    316,312
                                                                -----------
                INSURANCE (2.7%)
      2,000     Home Beneficial Corp.Class 'B'                       48,000
      6,500     Kemper Corp.                                        322,563
      1,800     Unitrin Inc.                                         86,400
      2,000   * Zurich Reinsurance                                   60,750
                                                                -----------
                                                                    517,713
                                                                -----------
                MEDIA AND PUBLISHING (5.9%)
      5,000     Chris-Craft Ind., Inc.                              216,250
        500     Meredith Corp.                                       20,937
     17,000     New York Times Co.                                  503,625
      1,200     Times Mirror Co.                                     40,650
      1,200     Washington Post                                     338,400
                                                                -----------
                                                                  1,119,862
                                                                -----------
                METALS AND MINING (2.7%)
      6,000   * Helcla Mining Co.                                    41,250
      6,000     Homestake Mining Co.                                 93,750
      7,747     Newmont Mining Corp.                                350,552
      2,000     Santa Fe Pacific Gold                                24,250
                                                                -----------
                                                                    509,802
                                                                -----------
                OIL, ENERGY AND NATURAL GAS (7.9%)
      2,500     Atlantic Richfield Co.                              276,875
        500     Cross Timbers Oil Co.                                 8,813
      5,000     Helmerich & Payne Co.                               148,750
      6,000     Murphy Oil Corp.                                    249,000
      3,500   * Oryx Energy Co.                                      46,812
      1,600     Pennzoil Co.                                         63,375
     12,000     Petro-Canada Inc.                                   138,516
      2,500     Sun Company Inc.                                     68,438
      4,000     Texaco, Inc.                                        314,000
     10,000     Union Texas Petroleum                               193,750
                                                                -----------
                                                                  1,508,329
                                                                -----------
                REAL ESTATE (0.1%)
      1,000     DeBartolo Realty                                     13,000
                                                                -----------
                RECREATION (0.2%)
      2,000     Skyline Corp.                                        41,500
                                                                -----------
                RETAIL (0.2%)
      4,000   * Hill Stores Co.                                      39,500
                                                                -----------


                                                                     (continued)

                           OHIO NATIONAL FUND, INC.
                           SCHEDULE OF INVESTMENTS
                              DECEMBER 31, 1995
                  CAPITAL APPRECIATION PORTFOLIO (CONTINUED)


                                                                    MARKET
  SHARES                          COMMON STOCK                      VALUE
----------------------------------------------------------------------------
                TRANSPORTATION (0.9%)
      4,000     Overseas Shipholding Inc.                       $    76,000
      4,000     Ryder System Inc.                                    99,000
                                                                -----------
                                                                    175,000
                                                                -----------
                UTILITIES (4.9%)
     25,000     Centerior Energy Corp.                              221,875
     16,000     Entergy Corp.                                       468,000
      4,000     Niagara Mohawk Power Corp.                           38,500
      8,000   * Public Service Co. New Mexico                       141,000
      3,400     SCE Corp.                                            60,350
                                                                -----------
                                                                    929,725
                                                                -----------
                MISCELLANEOUS (0.4%)
     25,161     Lonrho Plc                                           68,689
                                                                -----------
                TOTAL COMMON STOCK (46.8%)
                  (COST $7,726,185)                             $ 8,949,526
                                                                -----------

                                                                    MARKET
  SHARES                         PREFERRED STOCK                    VALUE
----------------------------------------------------------------------------
        160     AEROSPACE (0.0%)
                Teledyne Inc., $15 cum. conv.                   $     2,300
                                                                -----------
      8,000     BUILDING MATERIALS (1.1%)
                Manville Corp., $2.70 Series B                      201,000
                                                                -----------
                FINANCE (1.9%)
      7,000     Kemper Co., 5.750% Series E                         364,875
                                                                -----------
                REAL ESTATE (0.5%)
      2,000     Rouse Co. 6.500% cum. conv.                         103,250
                                                                -----------
                UTILITIES (2.7%)
        140     Cleveland Electric 9.000%                           124,477
         50     Cleveland Electric 8.800%                            44,444
      3,000     Cleveland Electric                                  211,500
      1,500     Gulf State Utilities, Series B                       72,000
      1,000     Niagara Mohawk Power Series A                        16,125
      2,000     Niagara Mohawk Power Series C                        37,750
                                                                -----------
                                                                    506,296
                                                                -----------
                TOTAL PREFERRED STOCK (6.2%)
                   (COST $1,155,361)                            $ 1,177,721
                                                                -----------

                        PUT OPTION PURCHASES                       MARKET
SHARES             STOCK/EXPIRATION/EXERCISE PRICE                 VALUE
------------------------------------------------------------------------------
  5         AUD"B"/May '96'/$85                                 $     5,188
  5         Times Mirror/June '96'/$35                                1,218
                                                                -----------
            TOTAL PUT OPTION PURCHASE (0.0%)
                   (COST $5,973)                                $     6,406
                                                                -----------
                 TOTAL HOLDINGS
                   (COST $17,683,284) (a)                       $19,136,355
                                                                ===========

*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                               SMALL CAP PORTFOLIO

                                                       MARKET
 SHARES                 U.S. COMMON STOCK               VALUE
-----------------------------------------------------------------
              AEROSPACE (1.0%)
    9,000   * Tracor Inc.                            $   130,500
                                                     -----------
              AUTOMOBILE AND RELATED (0.8%)
    3,550   * Credit Acceptance Corp.                     73,662
    4,000   * Top Source Technologies Inc.                28,000
                                                     -----------
                                                         101,662
                                                     -----------
              BANKS (0.9%)
    2,500     Banco Latinoamericao De Exp                116,250
                                                     -----------

              BUSINESS SERVICES (3.7%)
    1,500   * Desktop Data Inc.                           36,750
   10,250   * Dendrite International                     184,500
    3,900     Meta Group Inc.                            119,438
    2,700     Norrell Corp.                               79,313
    3,500   * US Office Products Co.                      79,625
                                                     -----------
                                                         499,626
                                                     -----------
              COMMUNICATIONS (1.4%)
    7,500   * Comcast UK Cable Partners                   93,750
    3,100     SFX Broadcasting, Inc.                      93,775
                                                     -----------
                                                         187,525
                                                     -----------
              COMPUTER AND RELATED (23.2%)
    1,500     Adobe Systems Inc.                          93,000
    5,000   * Astea Int'l Inc.                           114,375
    6,575   * Avant l Corp.                              126,569
    3,025     Broadway & Seymour                          49,156
    9,500     Computervision Corp.                       146,063
    7,000   * Computron Software Inc.                    126,000
   11,500   * Creative Computers Inc.                    209,875
    5,000   * Dialogic Corp.                             192,500
    4,900   * Eagle Point Software Corp.                 105,350
    5,725   * Gandalf Technologies Inc.                   97,325
    8,225     Geoworks                                   156,275
    8,375     GT Interactive Software Corp.              117,250
    3,500   * Informix Corp.                             105,000
    4,300   * Madge Networks NV                          192,425
    1,750     Manugistics Group Inc.                      25,812
    7,000   * Mylex Corp.                                133,875
    4,000   * Network General Corp.                      133,500
    1,000   * Parametric Technology Corp.                 66,500
    4,125   * Platinum Tech Inc.                          75,797
    3,650   * Printronix Inc.                             51,100
    8,375   * Radisys Corp.                               98,406
    2,300     Sync Research Inc.                         104,075
    3,975     Scopus Technology Inc.                     100,369
    3,000   * 7th Level Inc.                              42,000
    5,565   * Stormedia Inc.                             203,123
    4,000   * Symantec Corp.                              93,000
    8,550   * Triple P N.V.                               85,500
    5,200   * Woderware Corp.                             89,050
                                                     -----------
                                                       3,133,270
                                                     -----------
              CONSUMER PRODUCTS (1.7%)
    2,000   * Alantec Corp.                              116,500
    6,025   * Catalina Lighting                           29,372
    2,000     Loewen Group Inc.                           50,625
    2,000   * WMS Industries Inc.                         32,750
                                                     -----------
                                                         229,247
                                                     -----------
             DRUGS (2.4%)
  6,050      Pharmaceutical Resources Inc.                45,375
 10,000    * SEQUUS Pharmaceuticals                      142,500
  3,000      Teva Pharmaceuticals                        139,125
                                                     -----------
                                                         327,000
                                                     -----------
             ELECTRICAL EQUIPMENT (2.2%)
  4,000    * Anadigics Inc.                               85,000
  9,750    * DSP Group                                   112,125
  2,800    * Microchip Technology Inc.                   102,200
                                                     -----------
                                                         299,325
                                                     -----------
             ELECTRONICS (11.6%)
    750    * Altera Corp.                                 37,312
  3,000    * LSI Logic Corp.                              98,250
  1,500    * Lam Research Corp.                           68,625
  6,000    * Maxim Integrated Products Inc.              231,000
  7,700      Orbit Semiconductor Inc.                     75,075
  5,300    * PRI Automation Inc.                         186,163
  3,650    * Sanmina Corp.                               189,344
 11,150    * Speedfam International Inc.                 125,438
 14,400    * Tegal Corp.                                 147,600
  3,250    * Tencor Instruments                           79,219
  5,000      Teradyne Inc.                               125,000
 11,000      Tylan General Inc.                          134,750
  5,225      Vitesse Semiconductor Corp.                  66,619
                                                     -----------
                                                       1,564,395
                                                     -----------
             ENTERTAINMENT AND LEISURE (0.7%)
  2,700    * Anchor Gaming                                61,425
  4,500    * Golf Enterprises Inc.                        32,625
                                                     -----------
                                                          94,050
                                                     -----------
             HOTEL AND MOTEL (2.6%)
  5,000    * Doubletree Corp.                            131,250
 10,400    * Trump Hotels & Casino Resort                223,600
                                                     -----------
                                                         354,850
                                                     -----------
             INSURANCE (3.7%)
  4,000    * HCC Insurance Holdings Inc.                 148,000
  4,000    * Healthsource Inc.                           144,000
  2,250      Mercury Finance Co.                          29,812
  4,000      Reliastar Financial Corp.                   177,500
                                                     -----------
                                                         499,312
                                                     -----------
             MACHINERY (2.0%)
  7,900    * Asyst Technologies Inc.                     278,475
                                                     -----------

             MANUFACTURING (0.3%)
  1,000    * Plantronics Inc.                             36,125
                                                     -----------
             MEDICAL AND RELATED (8.8%)
  7,000    * Gulf South Medical Supply                   211,750
  5,000    * HCIA Inc.                                   233,750
  5,450    * Horizon Healthcare Corp.                    137,612
  5,000    * Medaphis Corp.                              185,000
  6,000    * Multicare Companies Inc.                    144,000
  2,450    * Orthodontic Centers of America              118,212
  6,000    * Sola International Inc.                     151,500
                                                     -----------
                                                       1,181,824
                                                     -----------
             METALS AND MINING (1.9%)
  4,500      Harsco Corp.                                261,563
                                                     -----------

                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                         SMALL CAP PORTFOLIO (CONTINUED)

                                                        MARKET
 SHARES                 U.S. COMMON STOCK               VALUE
-----------------------------------------------------------------
              OIL, ENERGY AND NATURAL GAS (2.6%)
    9,000   * Falcon Drilling Co. Inc.               $   135,000
    6,000   * Seitel Inc.                                212,250
                                                     -----------
                                                         347,250
                                                     -----------
              RETAIL (9.3%)
    8,000     Authentic Fitness Corp.                    166,000
    7,400     Insight Enterprises Inc.                    92,500
    4,500     Maxim Group Inc.                            60,750
    1,600   * Movie Gallery Inc.                          48,800
    3,775   * Officemax Inc.                              84,465
    5,300     Henry Shein Inc.                           156,350
    4,900   * Proffitt's Inc.                            128,625
    3,850   * The Sports Authority Inc.                   78,444
    1,500     Tiffany & Co.                               75,563
    9,000   * Trend-Lines Inc.                            90,000
    6,000     Warnaco Group                              150,000
    3,750     Wolverine World Wide                       118,125
                                                     -----------
                                                       1,249,622
                                                     -----------
              TELECOMMUNICATIONS (6.5%)
    4,000   * Arch Communications Group                   96,000
    6,000     Frontier Corp.                             180,000
    7,000   * Intermedia Comm. of Florida                122,500
    9,925     Inter-Tel Inc.                             153,217
    8,000   * LCI International Inc.                     164,000
    6,000   * Periphonics Corp.                          166,500
                                                     -----------
                                                         882,217
                                                     -----------
              TEXTILES (3.3%)
    6,000   * Nautica Enterprises Inc.                   262,500
    2,300   * Quicksilver Inc.                            78,631
    6,900   * Supreme Int'l Corp.                        110,400
                                                     -----------
                                                         451,531
                                                     -----------
              TRANSPORTATION (2.5%)
    4,625   * Celadon Group Inc.                          41,625
    4,000   * Mark VII Inc.                               62,000
    3,975   * Western Pacific Airlines Inc.               66,581
    2,625   * Wisconsin Central Transport                172,594
                                                     -----------
                                                         342,800
                                                     -----------
              UTILITIES (1.1%)
    4,000     United Waste Systems Inc.                  149,000
                                                     -----------
              TOTAL U.S. COMMON STOCK (94.2%)
                 (COST $10,910,542)                  $12,717,419
                                                     -----------

                                                     MARKET
SHARES               FOREIGN COMMON STOCK            VALUE
--------------------------------------------------------------
             BRITISH STERLING POUND:
             MEDIA
 17,000    * Flextech Plc                            $   125,108

             RETAIL
 21,500    * Next Plc                                    152,217

             MISCELLANEOUS
 11,000      Wetherspoon (J.D.)                          110,157
                                                     -----------

             TOTAL BRITISH STERLING POUND (2.9%)         387,482
                                                     -----------
             JAPANESE YEN:
             MISCELLANEOUS
  4,000      Hoya Corp.                                  137,661
                                                     -----------
             TOTAL JAPANESE YEN (1.0%)                   137,661
                                                     -----------
             NETHERLANDS GUILDER:
             MISCELLANEOUS
   2,500    * Hunter Douglas NV                          116,033

             TRANSPORTATION
  4,100    * IHC Caland                                  138,117
                                                     -----------

             TOTAL NETHERLANDS GUILDER (1.9%)            254,150
                                                     -----------
             TOTAL FOREIGN COMMON STOCK
                (5.8%) (COST $680,031)               $   779,293
                                                     -----------

             TOTAL HOLDINGS
                (COST  $11,590,573) (a)              $13,496,712
                                                     ===========

*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                           GLOBAL CONTRARIAN PORTFOLIO

                                                    MARKET
  SHARES          COMMON AND PREFERRED STOCK        VALUE
-------------------------------------------------------------
              U.S. STOCKS
              CHEMICALS (0.9%)
      3,000   Lawter International Inc.          $    34,875
                                                 -----------
              CAPITAL GOODS (1.4%)
      1,000   Bandag Inc. Class 'A'                   53,000
                                                 -----------
              CONSUMER PRODUCTS (6.4%)
      1,000   Allen Organ Co. Class 'B'               41,500
        333 * Castle & Cook Inc.                       5,583
      1,000   Dole Foods Company, Inc.                35,000
     10,000 * Interco Incorporated                    90,000
      4,000   Unifirst Corp.                          72,000
                                                 -----------
                                                     244,083
                                                 -----------
              ELECTRONICS (1.4%)
      3,000   Zero Corp.                              53,250
                                                 -----------
              ENERGY AND OIL (5.0%)
      2,535 * Enterra Corp.                           73,198
      4,000   North European Oil Royalty Trust        51,000
      1,700   Rochester & Pittsburgh Coal Co.         47,600
      3,000 * Sithe Energies, Inc.                    18,000
                                                 -----------
                                                     189,798
                                                 -----------
              FINANCE (5.9%)
      5,000 * East Texas Financial Services           80,000
      3,000   Pioneer Group, Inc.                     81,750
      5,000   Southern Banc Co., Inc.                 64,375
                                                 -----------
                                                     226,125
                                                 -----------
              FORESTRY PRODUCTS (3.4%)
        600   Georgia Pacific Corp.                   41,175
      1,400   Greif Brothers Corp. Class 'A'          37,625
      1,500   Rayonier Inc.                           50,063
                                                 -----------
                                                     128,863
                                                 -----------
              MEDIA (1.6%)
      5,000 * Integrity Music, Inc. Class 'A'         10,625
      2,000   Cowles Media Co. Pfd.                   52,000
                                                 -----------
                                                      62,625
                                                 -----------
              METALS AND MINING (1.5%)
      1,000   Reynolds Metals Co.                     56,625
                                                 -----------
              REAL ESTATE (3.0%)
      2,500   Alico, Inc.                             52,500
      1,500   Catellus Development Pfd.               60,750
                                                 -----------
                                                     113,250
                                                 -----------
              UTILITIES (1.2%)
      2,000   Montana Power Co.                       45,250
                                                 -----------
              TOTAL U.S. (31.7%)                 $ 1,207,744
                                                 -----------
              FOREIGN
              LATIN AMERICA (7.8%)
     10,000   Antofagasta Holdings plc (21)      $    45,469
     50,000 * Cresud SA (1)                           67,990
     25,000   IRSA Inversiones y Rep. SA (34)         62,991
     60,000   Ledesma SA (1)                          76,788
    165,000 * Grupo Fernandez Editors (25)            46,042
                                                 -----------
                                                     299,280
                                                 -----------
               FRANCE (7.1%)
        2      Bank for Intl. Settlements (3)         14,678
      300    * Comptoir Lyon-Alemand-Louyot (34)      23,540
    1,100      Gaumont SA (20)                        70,621
      500      Legrand ADP (10)                       49,934
      300      Nicolas Schlumberger et Cie (19)       50,382
      600      Rougier SA (14)                        61,266
                                                 -----------
                                                     270,421
                                                 -----------
               JAPAN (7.1%)
    2,500      Fuji Photo Film Co. Ltd. (9)           71,981
    7,000      Nittetsu Mining Co., Ltd. (22)         69,662
      400      Toho Co. (20)                          63,768
    5,000      Yoshimoto Kogyo Co. (20)               65,217
                                                 -----------
                                                     270,628
                                                 -----------
               SWITZERLAND (6.0%)
        7      Bank of Intl. Settlements (3)          58,839
      100      Kuehne & Nagel Intl. AG (32)           59,359
       65      Schindler Holding AG PC (5)            67,309
      175      Sika Finanz AG Bearer (7)              42,461
                                                 -----------
                                                     227,968
                                                 -----------
               GERMANY (4.8%)
      100      Axel Springer Verlag AG (20)           67,177
      250      Bayer AG (7)                           66,272
      125      Buderus AG (5)                         48,730
                                                 -----------
                                                     182,179
                                                 -----------
               CANADA (3.4%)
    2,000      Noranda, Inc. (21)                     41,216
   30,000      Redstone Resources, Inc. (22)          86,829
                                                 -----------
                                                     128,045
                                                 -----------
               THAILAND (2.6%)
   40,000      Oriental Hotel (16)                    98,452
                                                 -----------
               NEW ZEALAND (2.4%)
   30,000      Carter Holt Harvey Limted (14)         64,672
    5,500      Shortland Properties, Ltd. (27)         3,090
   30,000      Wrightson Ltd. (1)                     22,733
                                                 -----------
                                                      90,495
                                                 -----------
               NETHERLANDS (2.2%)
    1,300      Bosch & Keuning NV (20)                53,762
    2,000      German City Estates NV (27)            30,224
                                                 -----------
                                                      83,986
                                                 -----------
               SINGAPORE (1.9%)
   10,000      Singapore Bus Service Ltd. (32)        71,413
                                                 -----------
               SWEDEN (1.8%)
    5,000      Bylock & Nordsjofrakt AB 'B'(32)       43,683
    2,000      Terra Mining AB (22)                   24,553
                                                 -----------
                                                      68,236
                                                 -----------
               HONG KONG (1.8%)
  100,000      CDL Hotels Intl. Ltd. (16)             50,436
   16,000      Shaw Brothers (Hong Kong) Ltd.(20)     17,588
                                                 -----------
                                                      68,024
                                                 -----------
               INDONESIA (1.6%)
    2,000      Freeport McMoRan Pfd. 'C' (22)         60,750
                                                 -----------
               AUSTRALIA (1.3%)
   30,000    * Barlile Corp. Ltd. (1)                 51,250
                                                 -----------


                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                     GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

                                                              MARKET
  SHARES                COMMON AND PREFERRED STOCK             VALUE
--------------------------------------------------------------------
              SOUTH AFRICA (1.1%)
      6,000   Free State Consolidated Gold (22)            $    43,500
                                                           -----------
              BELGIUM (1.1%)
         30   Socfinasia (34)                                   41,606
                                                           -----------
              UNITED KINGDOM (0.8%)
     15,000   ED & F Man (34)                                   32,589
                                                           -----------
              TOTAL FOREIGN (54.8%)                        $ 2,088,822
                                                           -----------
              TOTAL COMMON & PREFERRED STOCKS
                 (86.5%) (COST  $3,205,227)                $ 3,296,566
                                                           -----------

   FACE                                                       MARKET
  AMOUNT                  NON-CONVERTIBLE BONDS                VALUE
-----------------------------------------------------------------------
              U.S. DOLLAR (9.1%)
   $ 50,000   Cemex SA 9.500%
                 due 09-20-01 (6)                          $    46,188
    150,000   Federal Republic Of Brazil 6.812%
                 due 04-15-06 (15)                             103,125
    200,000   Republic of Argentina FRB 6.812%
                 due 03-31-05 (15)                             141,625
     50,000   PT Pabrik Kertas Tjiwi Kimia
                 13.250% due 08-01-01 (14)                      55,000
              TOTAL NON-CONVERTIBLE BONDS                  -----------
                 (9.1%) (COST $294,213)                    $   345,938
                                                           -----------

 FACE                                                       MARKET
AMOUNT                  CONVERTIBLE DEBENTURES               VALUE
----------------------------------------------------------------------
             U.S. DOLLAR (3.3%)
$ 50,000     Cheil Foods & Chemicals Co.
                3.000% due 12-31-06 (9)                    $    65,750
  50,000     Tung Ho Steel Corp. 4.000%
                due 07-26-01 (30)                               60,750
                                                           -----------
                                                               126,500
                                                           -----------
             NON-U.S. DOLLAR (1.1%)
 260,000 FF  Immobiliere Hoteliere  5.000%
                due 01-01-01 (16)                               33,425
  11,000 NZ  Shortland Properties Inc.  7.500%
                due 12-31-98 (27)                                6,395
                                                           -----------
                                                                39,820
                                                           -----------
             TOTAL CONVERTIBLE DEBENTURES
                (4.4%) (COST $150,939)                     $   166,320
                                                           -----------
             TOTAL HOLDINGS
                (COST $3,650,379)(a)                       $ 3,808,824
                                                           ===========

(a) Also represents cost for Federal Income tax purposes.

* Non-income producing securities.

FOREIGN CURRENCIES
NZ - New Zealand Dollar
FF - French Franc


Industry Classifications
  (1)   Agriculture                (18)  Insurance
  (2)   Automotive                 (19)  Machinery
  (3)   Banking                    (20)  Media
  (4)   Building Products          (21)  Metal (non-ferrous)
  (5)   Capital Goods              (22)  Mining
  (6)   Cement                     (23)  Packaging
  (7)   Chemicals                  (24)  Paper
  (8)   Computer Products          (25)  Publishing
  (9)   Consumer Products          (26)  Rail Equipment
 (10)   Electrical Products        (27)  Real Estate
 (11)   Electronics                (28)  Retailing
 (12)   Energy and Oil             (29)  Services
 (13)   Food & Beverage            (30)  Steel
 (14)   Forest Products            (31)  Textile
 (15)   Governmental               (32)  Transportation
 (16)   Hotels                     (33)  Utilities
 (17)   Health Care                (34)  Miscellaneous



   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                           AGGRESSIVE GROWTH PORTFOLIO

                                                      MARKET
 SHARES            COMMON AND PREFERRED STOCK         VALUE
---------------------------------------------------------------
              U.S. COMMON STOCKS:
              AUTOMOTIVE AND RELATED (4.7%)
    1,875     Chrysler Corp.                          $103,828
      425   * Custom Chrome Inc.                         9,828
      500     Exide Corp.                               22,937
    3,800     Harley-Davidson Inc.                     109,218
                                                      --------
                                                       245,811
                                                      --------
              BANKING (0.4%)
      100     HSBC Holdings                             15,133
      140     Mitsubishi Bank Ltd.                       3,412
       30     Sakura Bank Ltd.                           3,830
                                                      --------
                                                        22,375
                                                      --------
              BUILDING AND CONSTRUCTION (0.0%)
       62     Transpro Inc.                                659
                                                      --------
              BUSINESS SERVICES (3.8%)
      300   * Access Health Inc.                        13,275
    1,575   * Accustaff, Inc.                           69,300
      575     America Online Inc.                       21,562
      225   * Career Horizons Inc.                       7,594
      550   * Consolidated Graphics Inc.                14,300
      100     Corestaff Inc.                             3,650
      375     CUC International, Inc.                   12,797
      275   * Education Alternatives                     1,237
       25   * Equity Corp. Intl.                           594
    1,525   * Nu-Kote Holding                           25,925
      150     Paychex Inc.                               7,481
      150     Xerox Corp.                               20,550
                                                      --------
                                                       198,265
                                                      --------
              CHEMICALS (0.1%)
       50     Monsanto Co.                               6,125
                                                      --------
              COMPUTER AND RELATED (13.9%)
       50     Adobe Systems Inc.                         3,100
      550   * Avant! Corp.                              10,587
      169   * Bay Networks, Inc.                         6,940
      150   * CBT Group                                  7,950
      650   * Cheyenne Software, Inc.                   16,981
      100   * Compaq Computer Corp.                      4,800
    1,200     Computer Assoc. Intl., Inc.               68,222
    3,025     Danka Business Systems                   111,925
      575   * Dialogic Corp.                            22,137
      225   * Diamond Multimedia Systems                 8,072
      250   * Informix Corp.                             7,500
      903     Mcafee Assoc.                             39,619
    5,500     Metatools Inc.                           143,000
       50   * Netscape Communications Corp.              6,950
      250   * Network General Corp.                      8,344
      300     Ross Technology Inc.                       2,925
       25   * Seagate Technology, Inc.                   1,187
    5,400     SQA Inc.                                 103,950
      200   * Sun Mirosystems, Inc.                      9,125
      400     Sync Research Inc.                        18,100
    5,850     System Software Assoc., Inc.             127,238
      100   * 3 Com Corp.                                4,662
                                                      --------
                                                       733,314
                                                      --------
              CONSUMER PRODUCTS (2.7%)
    2,400     Central Garden & Pet Co.                  22,800
    2,725     Loewen Group Inc.                         68,977
    1,125     Physician Sales and Service Inc.          32,063
    1,400   * Thompson PBE Inc.                         19,600
                                                      --------
                                                       143,440
                                                      --------
              DRUGS (1.2%)
       75   * Amerisource Health Corp.                   2,475
    1,495     Pharmacia & Upjohn, Inc.                  57,931
                                                      --------
                                                        60,406
                                                      --------
              DURABLE GOODS (0.1%)
       50     Bandag Inc.                                2,650
      100     Uniphase Corp.                             3,575
                                                      --------
                                                         6,225
                                                      --------
              ELECTRICAL EQUIPMENT (0.6%)
      375   * Fore Systems                              22,312
      125   * Kent Electronics Corp.                     7,297
                                                      --------
                                                        29,609
                                                      --------
              ELECTRONICS (1.7%)
    1,325     Marshall Industries                       42,578
    2,200     Sensormatic Electronics Corp.             38,225
      250   * Xilinx Inc.                                7,625
                                                      --------
                                                        88,428
                                                      --------
              ENTERTAINMENT AND LEISURE (0.1%)
      125     The Walt Disney Co.                        7,375
                                                      --------
              FINANCE (2.9%)
      225     American Express Co.                       9,309
      375     Citicorp                                  25,219
    1,025     CWM Mortgage Holdings                     17,425
       25     Daiwa Securities                           3,849
      500   * Medaphis Corp.                            18,500
      950     Mercury Finance Co.                       12,587
      700     National Auto Credit Inc.                 11,375
       60     New Japan Securities                       3,583
       30     Nikko Securities Co.                       3,889
       50     North American Mortgage                    1,062
      100     Nomura Securities                         21,928
      600     Quick and Reilly Group, Inc.              12,300
       75     Sunamerica Inc.                            3,562
       50     Yamaichi Securities                        3,253
       70     Yasuda Trust & Banking Ltd.                4,168
                                                      --------
                                                       152,009
                                                      --------
              FOOD AND RELATED (0.1%)
      100   * Quality Dining Inc.                        2,425
      150     Rainforest Cafe Inc.                       4,519
                                                      --------
                                                         6,944
                                                      --------
              HOUSING AND RELATED (0.3%)
    3,400     Fedders Corp.                             14,450
      200     Scholodge Inc.                             1,900
                                                      --------
                                                        16,350
                                                      --------
              HOTEL/LODGING (0.7%)
    1,300     Harrah's Entertainment                    31,525
      100   * Promus Hotel Corp.                         2,225
                                                      --------
                                                        33,750
                                                      --------

                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                     AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

                                                                MARKET
   SHARES               COMMON AND PREFERRED STOCK              VALUE
-------------------------------------------------------------------------
              INSURANCE (2.0%)
      100   * Compdent Corp.                                 $     4,150
      650   * Oxford Health Plans                                 48,019
      600   * Risk Capital Holdings Inc.                          14,025
      750   * United Dental Care Inc.                             30,938
      150     U.S. Healthcare Inc.                                 6,975
                                                             -----------
                                                                 104,107
                                                             -----------
              MACHINERY (0.5%)
      800     Applied Power Inc.                                  23,972
      100     Deere and Co.                                        3,525
                                                             -----------
                                                                  27,497
                                                             -----------
              MANUFACTURING (0.1%)
      200     Oakley Inc.                                          6,800
                                                             -----------
              MEDIA AND PUBLISHING (0.5%)
      292   * Evergreen Media Corp.                                9,344
      400     Ha-Lo Industries Inc.                               12,300
      225   * Heartland Wireless Comm. Inc.                        6,694
                                                             -----------
                                                                  28,338
                                                             -----------
              MEDICAL AND RELATED (3.0%)
      250   * American Oncology Resources                         12,156
      200   * Coram Healthcare Corp.                                 875
      475     Dentsply International Inc.                         19,000
      250   * Enterprise Systems Inc.                              7,625
      400     Gulf South Medical Supply                           12,100
      800     Home Health Corp of America                          8,800
      600   * Humana Inc.                                         16,425
      400     Omnicare, Inc.                                      17,900
       50   * Phycor Inc.                                          2,528
      225   * Physicians Health Services Inc.                      8,325
    2,200     Sheridan Healthcare Inc.                            26,675
      350   * Sybron Intl. Corp.-Wisconsin                         8,313
      310   * Vencor Inc.                                         10,091
      150   * Wellpoint Health Networks Inc.                       4,819
                                                             -----------
                                                                 155,632
                                                             -----------
              METALS AND MINING (0.3%)
      600     Buckeye Cellulose Corp.                             13,200
                                                             -----------
              OIL, ENERGY AND NATURAL GAS (0.4%)
    1,400   * Flores & Rucks Inc.                                 20,300
                                                             -----------
              RETAIL (1.9%)
      300   * Autozone, Inc.                                       8,662
      700   * Corporate Express Inc.                              21,088
      325   * Federated Department Stores                          8,938
    1,200   * Holloywood Entertainment Corp.                      10,050
      525   * Movie Gallery Inc.                                  16,013
      300     MSC Industrial Direct Co.                            8,250
    1,200   * Office Depot Inc.                                   23,700
       25   * Officemax, Inc.                                        559
                                                             -----------
                                                                  97,260
                                                             -----------
              TRANSPORTATION (0.6%)
       75     Burlington Northern Santa Fe                         5,850
      600     Kansas City Southern Ind., Inc.                     27,450
                                                             -----------
                                                                  33,300
                                                             -----------
              TELECOMMUNICATIONS (3.1%)
       50   * Andrew Corp.                                         1,912
      475   * Ascend Communications Inc.                          38,534
       50   * CAI Wireless Systems Inc.                              481
      125   * Cascade Communications Corp.                        10,656
        8     DDI Corp.                                           62,045
      375   * Equalnet Holding Corp.                               2,719
      375     Network Equipment Tech Inc.                         10,266
      250   * Newbridge Networks Corp.                            10,344
      325   * Videoserver Inc.                                    10,238
      825     Vtel Corp.                                          15,263
                                                             -----------
                                                                 162,458
                                                             -----------
              MISCELLANEOUS (1.0%)
    6,600     Morgan St. Nikkei                                   50,325
                                                             -----------
              TOTAL U.S. (46.7%)
                 (COST $2,305,050)                           $ 2,450,302
                                                             -----------
              FOREIGN:
              DEUTSCHE MARK (0.9%)
      320     SAP Preferred (2)                              $    48,695
                                                             -----------

              JAPANESE YEN (2.7%)
    1,000     Daiwa Securities (4)                                15,317
        1     East Japan Railway Co. (6)                           4,867
    1,000     Kankaku Securities Co. (4)                           4,265
    1,000     Long-Term Credit Bank of Japan (1)                   8,531
    2,000     Marubeni Corp. (3)                                  10,838
    1,000     Mitsui Trust & Banking (1)                          10,955
    1,000     Mitsui Fudosan Co. (5)                              12,312
    1,000     Nomura Securities Co. (4)                           21,813
        1     NTT Data Comm. Systems Corp. (2)                    33,640
    1,000     Sumitomo Trust & Banking (1)                        14,154
    1,000     Yasuda Trust & Banking (1)                           5,923
                                                             -----------
                 Total Japanese Yen                              142,615
                                                             -----------
              TOTAL FOREIGN (3.6%)
                 (COST $185,110)                             $   191,310
                                                             -----------

                                                               MARKET
 SHARES                         WARRANTS                       VALUE
------------------------------------------------------------------------
      81     Laboratory Corp of America                      $        56
             TOTAL WARRANTS (0.0%)                           -----------
                (COST  $190)                                 $        56
                                                             -----------

                                                               MARKET
 SHARES                          FUTURES                       VALUE
------------------------------------------------------------------------
       2     March S&P 500 Futures                           $ 1,238,200
             TOTAL FUTURES (23.5%)                           -----------
                (COST  $1,238,200)                           $ 1,238,200
                                                             -----------

                                                                     (continued)

                            OHIO NATIONAL FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995
                     AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

  FACE                                                                    MARKET
 AMOUNT                            LONG-TERM NOTES                         VALUE
------------------------------------------------------------------------------------
$ 510,000     U.S. T-Bond
                 6.875%  08-15-25                                      $    574,959
                                                                       ------------
              TOTAL LONG-TERM NOTES (10.9%)
                 (COST  $570,044)                                      $    574,959
                                                                       ------------

  FACE                                                                    MARKET
 AMOUNT                          REPURCHASE AGREEMENTS                     VALUE
------------------------------------------------------------------------------------
$ 807,000    Provident Bank 5.350% due 01-02-96,
                 repurchase price $807,480,
                 collateralized by U.S. Treasury Bills,
                 due 03-07-96 (Cost $820,000)                          $    807,000
                                                                       ------------
                  TOTAL REPURCHASE AGREEMENTS
                  (15.3%) (COST $807,000)                              $    807,000
                                                                       ------------
                  TOTAL HOLDINGS
                  (COST $5,105,594) (a)                                $  5,261,827
                                                                       ============


*Non-income producing securities.
(a)  Also represents cost for Federal income tax purposes.

Industry Classifications
(1)  Banking
(2)  Computer and Related
(3)  Consumer Products
(4)  Finance
(5)  Real Estate
(6)  Transportation

   The accompanying notes are an integral part of these financial statements.

                            OHIO NATIONAL FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

(1)  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
     Ohio National Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified open-end management investment company. The Fund is a series investment company which consists of nine separate investment portfolios that seek the following investment objectives:

     EQUITY PORTFOLIO--long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.
     MONEY MARKET PORTFOLIO--maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.
     BOND PORTFOLIO--high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.
     OMNI PORTFOLIO--high level of long-term total return consistent with preservation of capital by investing in stocks, bonds and money market instruments.
     INTERNATIONAL PORTFOLIO--long-term capital growth by investing primarily in common stocks of foreign companies.

     The following two portfolios commenced operations on May 1, 1994:
     CAPITAL APPRECIATION PORTFOLIO--maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.
     SMALL CAP PORTFOLIO-maximum capital growth by investing primarily in common stocks of small and medium size companies.

     The following two portfolios commenced operations on March 31, 1995:
     GLOBAL CONTRARIAN PORTFOLIO--long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.
     AGGRESSIVE GROWTH PORTFOLIO--capital growth.

     The following is a summary of significant accounting policies:

     Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 which approximates market value. All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Distributions arising from accumulated net realized capital gains are recorded on the ex-dividend date and are distributed to shareholders at least once a year.

     For all other portfolios, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of the close of trading on the New York Stock Exchange. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

     Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (NYSE). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which in the case of the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios, would not be reflected in the computation of the portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contract). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

                            OHIO NATIONAL FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1995

     The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Future contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to ONIMCO's investment strategy for the particular portfolio.

     Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of securities in the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined on the basis of identified cost.

     The books and records of the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     (1) market value of investments, other assets and liabilities -- at exchange rates prevailing at the end of the period.
     (2) purchases and sales of investments, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market value of the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations. Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

     Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONIMCO, the investment advisor to the Fund deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

     It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 1995 were as follows:

                                                                                   PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                     MONEY                              INTER-       CAPITAL       SMALL       GLOBAL      AGGRESS.
                          EQUITY     MARKET    BOND        OMNI         NATIONAL      APPREC.       CAP         CONTR.      GROWTH
                       -----------   ------  --------   -----------   -----------   ----------   ----------   ---------   ---------
Gross unrealized:
  Appreciation......   $54,531,937     --    $922,782   $22,725,436   $10,305,937   $2,030,208   $2,507,070   $ 389,421   $ 269,466
  Depreciation......    (4,148,680)    --     (65,504)   (2,133,800)   (4,447,871)    (577,137)    (600,931)   (230,976)   (113,233)
                       -----------   ------  --------   -----------   -----------   ----------   ----------   ---------   ---------
Net unrealized
  Appreciation......   $50,383,257     --    $857,278   $20,591,636   $ 5,858,066   $1,453,071   $1,906,139   $ 158,445   $ 156,233
                       ===========   ======  ========   ===========   ===========   ==========   ==========   =========   =========

                            OHIO NATIONAL FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1995

(2)  INVESTMENT TRANSACTIONS
     Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1995 were as follows:

                                                                 PORTFOLIO
                         -----------------------------------------------------------------------------------------------------------
                                      MONEY                              INTER-       CAPITAL      SMALL       GLOBAL     AGGRESS.
                           EQUITY     MARKET     BOND        OMNI       NATIONAL      APPREC.       CAP        CONTR.      GROWTH
                         -----------  ------  ----------  -----------  -----------  ----------  -----------  ----------  -----------
Common & Preferred
Stocks & Bonds:
    Purchases .........  $31,232,576    --    $4,832,415  $20,928,330  $39,698,610  $9,188,610  $14,801,553  $3,748,996  $23,440,589
    Sales .............  $17,807,254    --    $  532,293  $ 7,216,069  $ 4,328,607  $2,796,614  $ 5,527,261  $  135,434  $20,902,933
U.S. Government
Obligations:
    Purchases .........         --      --          --           --           --    $  196,656         --          --    $   570,044
    Sales .............         --      --          --    $   500,000         --          --           --          --           --


(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS The Fund has an investment advisory agreement dated November 2, 1982, with O.N. Investment Management Company (ONIMCO) under the terms of which ONIMCO provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services to the Equity, Bond and Omni Portfolios, ONIMCO is paid fees at an annual rate of 0.60% of the first $100 million of each of those Portfolios' net assets, 0.50% of the next $150 million, 0.45% of the next $250 million, 0.40% of the next $500 million, 0.30% of the next $1 billion and 0.25% of net assets over $2 billion. For the Money Market Portfolio, ONIMCO is paid a fee at an annual rate of 0.30% of the first $100 million, 0.25% of the next $150 million, 0.23% of the next $250 million, 0.20% of the next $500 million and 0.15% of net assets over $1 billion. However, as to the Money Market Portfolio, ONIMCO is presently waiving any of its fees in excess of 0.25%. The amount waived in 1995 was $14,932. For the International and Global Contrarian Portfolios, ONIMCO is paid fees at an annual rate of 0.90% of each of those Portfolios' average daily net asset value. ONIMCO is paid fees at an annual rate of 0.80% of the average daily net asset value of each of the Capital Appreciation, Small Cap and Aggressive Growth Portfolios.

     ONIMCO pays Societe Generale Asset Management Corporation (SGAM) fees at an annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net asset value for directing the investment and reinvestment of those Portfolios' assets pursuant to sub-advisory agreements between ONIMCO and SGAM dated March 18, 1993 and December 15, 1994, respectively. Under sub-advisory agreements dated March 17, 1994: (1) ONIMCO pays T. Rowe Price Associates, Inc. (TRPA) a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million for directing the investment and reinvestment of the Capital Appreciation Portfolio's assets, and (2) ONIMCO pays Founders Asset Management, Inc. (FAM) a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Small Cap Portfolio's assets. Under a sub-advisory agreement dated March 16, 1995, ONIMCO pays Strong Capital Management, Inc.
     (SCM) a fee at an annual rate of 0.70% of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of the Aggressive Growth Portfolio's assets.

     Under the agreement between the Fund and ONIMCO, ONIMCO has agreed to reimburse the Portfolios for expenses, other than the advisory fee, taxes and interest, in excess of 1% of their average daily net assets. The amount reimbursed in 1995 to the Global Contrarian Portfolio was $8,127.

     Each director who is not an officer of the Fund or an employee of O.N. Investment Management Company (ONIMCO) or its corporate affiliates is paid a quarterly retainer fee of $2,000 plus $400 for each meeting attended.

     A special meeting of the shareholders of the Equity, Bond, Omni and Money Market Portfolios was held on March 1, 1995 for the purpose of approving an amendment to the Investment Advisory Agreement with O.N. Investment Management Company. Prior to approving the amendment, a solicitation of proxies of the variable contract owners of the four portfolios was conducted and the results were as follows:

                                 TOTAL         %
                                 -----         -
     EQUITY         For       4,112,960      75.7
                    Against     900,994      16.6
                    Abstain     419,955       7.7
                              ---------     -----
                    TOTAL     5,433,909     100.0
                              ---------     -----

                                  TOTAL         %
                                  -----         -
     MONEY MARKET   For         952,850      73.5
                    Against     112,430       8.7
                    Abstain     230,893      17.8
                              ---------     -----
                    TOTAL     1,296,173     100.0
                              ---------     -----

                                  TOTAL         %
                                  -----         -
     BOND           For       1,198,743      87.8
                    Against      87,885       6.4
                    Abstain      77,986       5.8
                              ---------     -----
                    TOTAL     1,364,614     100.0
                              ---------     -----

                                  TOTAL         %
                                  -----         -
     OMNI           For       4,116,501      71.3
                    Against   1,042,633      18.1
                    Abstain     610,848      10.6
                              ---------     -----
                    TOTAL     5,769,982     100.0
                              ---------     -----









     The Fund's transfer agent and dividend paying agent is The Provident Bank, One East Fourth Street, Cincinnati, Ohio. The Provident Bank is also the custodian for those portfolios other than the International and Global Contrarian Portfolios. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri. For International and Global Contrarian Portfolio assets held outside the United States, Investors Fiduciary Trust Company enters into subcustodial agreements, subject to approval by the Board of Directors.

                                               OHIO NATIONAL FUND, INC.
                                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                  DECEMBER 31, 1995

(4)  DISTRIBUTIONS TO SHAREHOLDERS
     On January 2, 1996, the following dividends were paid from net investment income and net realized gains on investments to shareholders of record on December 29, 1995:


                                                          NET INVESTMENT INCOME
-----------------  -----------------  ----------------  ----------------  ----------------  -----------------  ----------------
                                                           Capital
     Equity              Bond              Omni          Appreciation     International     Global Contrarian   Aggress. Growth
-----------------  -----------------  ----------------  ----------------  ----------------  -----------------  ----------------
PER                PER                PER               PER               PER               PER                PER
SHARE   AGGREGATE  SHARE   AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE   SHARE  AGGREGATE
-----------------  -----------------  ----------------  ----------------  ----------------  -----------------  ----------------
  .13   $787,173   .18      $290,858    .14   $890,337    .09   $143,627    .13   $799,333    .11    $44,416     .49  $165,966

                                                          NET REALIZED GAINS ON INVESTMENTS
                  -----------------  -----------------  ----------------  ----------------  ----------------  ------------------
                                                           Capital
                       Equity              Omni          Appreciation        Small Cap      International     Global Contrarian
                  -----------------  -----------------  ----------------  ----------------  ----------------  ------------------
                  PER                PER                PER               PER               PER                PER
                  SHARE   AGGREGATE  SHARE   AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE   SHARE  AGGREGATE
                  -----------------  -----------------  ----------------  ----------------  ----------------   -----------------
                    .87  $5,341,756    .31  $1,956,755    .41   $655,102    .54   $542,566    .27  $1,691,528    .09    $36,817

     For Federal income tax purposes, the Bond and Aggressive Growth portfolios had capital loss carryovers of $85,093 and $47,306 respectively, at December 31, 1995. If not offset by capital gains, the losses will expire in 2003. The Board of Directors does not intend to authorize a distribution of any net realized gain for a portfolio until the capital loss carryover has been offset or expires.

(5)  CAPITAL SHARES TRANSACTIONS
     Dividends, distributions and capital share transactions for the years ended December 31, 1995 and 1994 were as follows:

                                     EQUITY             MONEY MARKET              BOND                 OMNI
                                 1995      1994        1995       1994       1995      1994      1995       1994
                                 ----      ----        ----       ----       ----      ----      ----       ----
Capital shares
    issued on sales           1,027,904   965,935   1,416,527   1,273,128   386,744   347,731   934,361   1,427,590
Capital shares issued
    on reinvested dividends     175,132   158,118      68,371      49,776    78,755    91,513   167,487     199,613
Capital shares redeemed         371,799   404,813   1,219,129   1,929,377   168,371   185,835   631,665     696,931

                                                                                                      GLOBAL       AGGRESSIVE
                                     INTERNATIONAL      CAPITAL APPRECIATION(a)     SMALL CAP(a)    CONTRARIAN(b)   GROWTH(b)
                                    1995        1994        1995      1994        1995      1994       1995           1995
                                    ----        ----        ----      ----        ----      ----       ----           ----
Capital shares
    issued on sales ..........   1,949,778   3,682,954     969,718   680,242     778,636   298,374   421,953        337,342
Capital shares issued
    on reinvested dividends ..     186,973      35,329      39,565    11,233       2,166     2,610     2,275         12,046
Capital shares redeemed ......     564,813     392,237      56,759    32,357      40,666    29,378    15,010         11,183



(a)Commenced operations May 1, 1994
(b)Commenced operations March 31, 1995

The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares have been allocated to the Equity and Omni Portfolios, and 10,000,000 shares are allocated to each of the other portfolios. The remaining 140,000,000 shares are unallocated at this time.

                            OHIO NATIONAL FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1995

(6)  COMMITMENTS

     As of December 31, 1995 the International, Global Contrarian and Aggressive Growth Portfolios had entered into forward currency contracts, as set forth below summarized by currency:

                                                        INTERNATIONAL PORTFOLIO
     SETTLEMENT        CURRENCY TO BE               U.S. $ VALUE       CURRENCY TO BE         U.S. $ VALUE           UNREALIZED
    DATES THROUGH         DELIVERED                  AT 12/31/95          RECEIVED             AT 12/31/95         GAIN      (LOSS)
     06/27/96        363,000     Swiss Franc           320,162       316,299   U.S. Dollar         316,299          --   $  (3,863)
     02/09/96      5,500,000    Deutsche Mark        3,835,693     3,783,369   U.S. Dollar       3,783,369          --     (52,324)
     04/04/96      1,439,000    Deutsche Mark        1,006,927     1,010,175   U.S. Dollar       1,010,175    $  3,248          --
     07/03/96      1,092,000    Deutsche Mark          766,962       764,306   U.S. Dollar         764,306          --      (2,656)
     02/09/96     12,500,000     French Franc        2,549,408     2,548,728   U.S. Dollar       2,548,728          --        (680)
     04/05/96      6,770,000     French Franc        1,381,830      1,359,35   U.S. Dollar       1,359,335          --     (22,495)
     07/11/96     20,670,000     French Franc        4,221,296     4,170,830   U.S. Dollar       4,170,830          --     (50,466)
     02/09/96    555,000,000     Japanese Yen        5,389,396     5,921,412   U.S. Dollar       5,921,412     532,016          --
     04/04/96    334,250,000     Japanese Yen        3,279,211     3,371,833   U.S. Dollar       3,371,833      92,622          --
     07/18/96    240,950,000     Japanese Yen        2,390,140     2,433,121   U.S. Dollar       2,433,121      42,982          --
                                                    ----------                                  ----------    --------   ---------

                                                    25,141,025                                  25,679,408    $670,868   $(132,484)
                                                    ==========                                  ==========    ========   =========

                                                            GLOBAL CONTRARIAN
     SETTLEMENT        CURRENCY TO BE              U.S. $ VALUE        CURRENCY TO BE        U.S. $ VALUE           UNREALIZED
    DATES THROUGH        DELIVERED                  AT 12/31/95          RECEIVED             AT 12/31/95         GAIN      (LOSS)
     07/03/96       150,000    Deutsche Mark          105,352       104,969   U.S. Dollar         104,969          --     $  (383)
     07/11/96       700,000     French Franc          142,956       141,223   U.S. Dollar         141,223          --      (1,733)
     02/09/96     7,000,000     Japanese Yen           67,974        69,027   U.S. Dollar          69,027    $   1,053         --
     04/04/96     5,500,000     Japanese Yen           53,959        56,341   U.S. Dollar          56,341        2,382         --
     07/18/96     9,000,000     Japanese Yen           89,277        90,909   U.S. Dollar          90,909        1,632         --
     06/27/96       125,000     Dutch Guilder          78,473        78,144   U.S. Dollar          78,144          --        (329)
                                                      -------                                     -------    ---------    -------
                                                      537,991                                     540,613    $   5,067    $(2,445)
                                                      =======                                     =======    =========    =======

                                                           AGGRESSIVE GROWTH
     SETTLEMENT          CURRENCY TO BE           U.S. $ VALUE        CURRENCY TO BE         U.S. $ VALUE          UNREALIZED
    DATES THROUGH          DELIVERED              AT 12/31/95           RECEIVED             AT 12/31/95         GAIN      (LOSS)
     01/16/96        12,320     Deutsche Mark         8,608         8,707   U.S. Dollar           8,707    $     99          --
     04/17/96        84,240     Deutsche Mark        58,857        59,904   U.S. Dollar          59,904       1,047          --
     05/09/96         9,500     Deutsche Mark         6,638         6,768   U.S. Dollar           6,768         130          --
     05/13/96    28,994,550      Japanese Yen       281,087       291,819   U.S. Dollar         291,819      10,732          --
                                                    -------                                     -------    --------      -------
                                                    355,190                                     367,198    $ 12,008          --
                                                    =======                                     =======    ========      =======

(7) Financial Highlights
    The Financial Highlights on pages 2 to 5 of the prospectus are a part of these Financial Statements.

                                      APPENDIX

DEBT SECURITY RATINGS

The Commission has designated six nationally recognized statistical rating organizations: Duff and Phelps, Inc. ("D & P"), Fitch Investors Service, Inc.

("Fitch"), Moody's Investors Service, Inc. (Moody's"), Standard & Poor's Corp. ("S & P"), and, with respect to bank-supported debt and debt issued by banks, broker-dealers and their affiliates, IBCA Inc. and its British affiliate, IBCA Limited ("IBCA") and Thompson Bankwatch, Inc. ("TBW"). ONIMCO may use the ratings of all six such rating organizations as factors to consider in determining the quality of debt securities, although it will generally only follow D&P, Fitch, Moody's and S&P. IBCA and TBW will only be consulted if fewer than two of the other four rating organizations have given their top rating to a security. Only the ratings of Moody's and S & P will be considered in determining the eligibility of bonds for acquisition by the Fund.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

Moody's short-term debt ratings are opinions of the ability of issuers to punctually repay senior debt obligations having an original maturity not exceeding one year.

P-1 The Prime-1 (P-1) rating is the highest commercial paper rating assigned by Moody's. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above for P-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated as Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORP. ("S & P")

Commercial Paper:

An S & P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than one year.

A-1 This is S & P's highest category and it indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are designated A-1+.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated as A-1.

Bonds:

AAA Bonds rated AAA by S&P are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market prices move with interest rates, and hence provide maximum safety on all counts.

AA Bonds rated AA by S&P also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

A Bonds rated A by S&P are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

BBB The BBB or medium grade category is the borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Marketwise, the bonds are more responsive to business and trade conditions than to interest rates. This is the lowest group which qualifies for commercial bank investments.

DUFF & PHELPS, INC. ("D & P")

Commercial Paper:

D & P's short-term ratings have incorporated gradations of "1+" and "1-" in recognition of quality differences within the first tier.

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Commercial Paper

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Fitch's short-term ratings emphasize the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

                            OHIO NATIONAL FUND, INC.

                                    Form N-1A


                                     PART C.


                                OTHER INFORMATION

FINANCIAL STATEMENTS AND EXHIBITS

The following audited financial statements are included in Part B of this registration statement:

              Statements of Assets and Liabilities as of December 31, 1995

              Statements of Operations for the Year Ended December 31, 1995

              Statements of Changes in Net Assets for the Years Ended December 31, 1995 and 1994

              Schedule of Investments at December 31, 1995 --Equity Portfolio

              Schedule of Investments at December 31, 1995 -- Money Market Portfolio

              Schedule of Investments at December 31, 1995 -- Bond Portfolio

              Schedule of Investments at December 31, 1995 -- Omni Portfolio

              Schedule of Investments at December 31, 1995 -- International Portfolio

              Schedule of Investments at December 31, 1995 -- Capital Appreciation Portfolio

              Schedule of Investments at December 31, 1995 -- Small Cap
              Portfolio

              Schedule of Investments at December 31, 1995 -- Global Contrarian Portfolio

              Schedule of Investments at December 31, 1995 -- Aggressive Growth Portfolio

              Notes to Financial Statements for December 31, 1995

              Independent Auditors' Report of KPMG Peat Marwick LLP dated January 26, 1996

The following audited financial information is included in Part A of this registration statement:

              Financial Highlights (Ten years ended December 31, 1995)

Written Consents of the Following Persons:

              Ronald L. Benedict, Esq. as Legal Counsel to the Registrant

              Jones & Blouch L.L.P. as Legal Counsel to the Registrant

              KPMG Peat Marwick LLP as Independent Certified Public Accountants for the Registrant

Exhibits:


              (1)(d) Articles Supplementary of the Registrant, effective September 16, 1996.

              (4)(d) Specimens of certificated securities of the Registrant's Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios.

              (5)(a)(1) Schedule A, amended effective January 3, 1997, to the
                        Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996.

              (5)(f) Sub-Advisory Agreement (for the Core Growth Portfolio) between Ohio National Investments, Inc. and Pilgrim Baxter & Associates, Ltd., dated January 3, 1997.

              (5)(g) Sub-Advisory Agreement (for the Growth & Income Portfolio) between Ohio National Investments, Inc. and Robertson Stephens Investment Management, L.P., dated January 3, 1997.

              (5)(h) Sub-Advisory Agreement (for the Strategic Income, Stellar and Relative Value Portfolios) between Ohio National Invesments, Inc and Star Bank, N.A., dated January 3, 1997.

              (10)(b) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios.


All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

              (1) Articles of Incorporation of the Registrant (amended as of November 2, 1982) were filed as Exhibit (1) of the Registrant's Form N-1, Post-effective Amendment No. 6, on August 3, 1982.

              (1)(a) Articles Supplementary of the Registrant, effective December 30, 1992, were filed as Exhibit (1)(a) of the Registrant's Form N-1A, Post-effective amendment No. 21, on February 26, 1993.

              (1)(b) Articles Supplementary of the Registrant, effective March 1, 1994, were filed as Exhibit (1)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 24, on March 2, 1994.

              (1)(c) Articles Supplementary of the Registrant, effective December 15, 1994 were filed as Exhibit (1)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.

              (2) By-laws of the Registrant (as amended March 16, 1989) were filed as Exhibit (2) of the Registrant's Form N-1A, Post-effective Amendment No. 17, on March 27, 1989.

              (4) Specimen of certificated securities of the Registrant's International Portfolio was filed as Exhibit (4) of the Registrant's Form N-1A, Post-effective Amendment No. 21, on February 26, 1993.

              (4)(a) Specimen of certificated securities of the Registrant's Capital Appreciation Portfolio was filed as Exhibit
                        (4)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 25, on March 25, 1994.

              (4)(b) Specimen of certificated securities of the Registrant's Small Cap Portfolio was filed as Exhibit (4)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 25, on March 25, 1994.

              (4)(c) Specimens of certificated securities of the Registrant's Global Contrarian and Aggressive Growth Portfolios were filed as Exhibit (4)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.


              (5)(a) Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (5)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(b) Sub-Advisory Agreement (for the International and Global Contraian Portfolios) between Ohio National Investments, Inc. and Societe Generale Asset Management Corp., dated May 1, 1996, was filed as Exhibit (5)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(c) Sub-Advisory Agreement (for the Capital Appreciation Portfolio) between Ohio National Investments, Inc. and
                        T. Rowe Price Associates, Inc. dated May 1, 1996, was filed as Exhibit 5(c) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(d) Sub-Advisory Agreement (for the Small Cap Portfolio) between Ohio National Investments, Inc. and Founders Asset Management, Inc., dated May 1, 1996, was filed as Exhibit (5)(d) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(e) Sub-Advisory Agreement (for the Aggressive Growth Portfolio) between Ohio National Investments, Inc. and Strong Capital Managment, Inc., dated May 1, 1996, was filed as Exhibit (5)(e) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.


              (8) Custodian Agreement between the Registrant and The Provident Bank was filed as Exhibit No. (12) of the Registrant's Form N-1A, Post-effective Amendment No. 16, filed April 27, 1988.

              (8)(a) Custody Agreement (for the International Portfolio) between the Registrant and Investors Fiduciary Trust Company was filed as Exhibit (8)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 22, on April 22, 1993.

              (8)(a)(i) First Amendment of Custody Agreement (adding the Global
                        Contrarian Portfolio) between the Registrant and Investors Fiduciary Trust Company was filed as Exhibit
                        (8)(a)(i) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.

              (9)(a) Agency Agreement between the Registrant and The Provident Bank was filed as Exhibit No. (13) of the Registrant's Form N-1A, Post-effective Amendment No. 16, filed April 27, 1988.


              (9)(b) Service Agreement among the Registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company, dated May 1, 1996, was filed as Exhibit (9)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.


              (9)(c) Repurchase Transactions, Terms and Conditions (master agreement) between the Registrant and The Provident Bank was filed as Exhibit (9)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 21, on February 26, 1993.


              (9)(d) Joint Insured Agreement among the Registrant, ONE Fund, Inc. and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (9)(d) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.


              (9)(e) Services Agreement (for the International Portfolio) between the Registrant and Interactive Data Corporation was filed as Exhibit (9)(e) of the Registrant's Form N-1A, Post-effective Amendment No.
                        23, on October 29, 1993.

              (10) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's International Portfolio was filed as Exhibit (10) of the Registrant's Form N-1A, Post-effective Amendment No. 21, on February 26, 1993.

              (10)(a) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios was filed as Exhibit (10)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.

              (13) Investment letter for the initial subscription of capital stock of the Registrant's International Portfolio was filed as Exhibit (13) of the Registrant's Form N-1A, Post-effective Amendment No. 22, on April 22, 1993.

              (13)(a) Investment letters for the initial subscriptions of capital stock of the Registrant's Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios were filed as Exhibit (13)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.


              (16)      Computation of Performance Data was filed as exhibits
                        (16) of the Registrant's Form N-1A, Post-effective Amendments No. 18 on March 2, 1990, No. 19 on April 18, 1991, No. 20 on April 29, 1992, No. 21 on February 26,
                        1993, No. 24 on March 2, 1994, No. 28 on February 17, 1995, and No. 31 on March 1, 1996.



PERSONS UNDER COMMON CONTROL WITH REGISTRANT


The Registrant is an affiliate of The Ohio National Life Insurance Company ("ONLI"). The diagram on page 4A shows all persons under common control with the Registrant. ONLI is a mutual life insurer and it owns 100% of the voting securities of each of its subsidiaries. As of October 1, 1996, it also owned 92.2% of the voting securities of the Registrant, which are held of record in the separate accounts of ONLI. The remaining 7.8% of the Registrant's voting securities were owned by Ohio National Life Assurance Corporation ("ONLAC") and held of record in ONLAC's separate account. ONLI owns 100% of the voting securities of Ohio National Investments, Inc. (the "Adviser"). ONLI also owned 63.0% of the voting shares of ONE Fund, Inc. ("ONE Fund") as of that date.


NUMBER OF HOLDERS OF SECURITIES

As of October 1, 1996, the securities of the Registrant were held as follows:


        Title of Class                          Number of Record Holders
        --------------                          ------------------------
        Equity                                              5
        Money Market                                        5
        Bond                                                5
        Omni                                                5
        International                                       5
        Capital Appreciation                                5
        Small Cap                                           5
        Global Contrarian                                   5
        Aggressive Growth                                   5
        Core Growth                                         0
        Growth & Income                                     0
        S&P 500 Index                                       0
        Social Awareness                                    0
        Strategic Income                                    0
        Stellar                                             0
        Relative Value                                      0

INDEMNIFICATION

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant's By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant's By-laws and Section 2-418 of the Maryland General Corporation Law.


              BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


Ohio National Investments, Inc. (the "Adviser") is engaged in providing investment management services to the Registrant and to ONE Fund. The Adviser is also authorized to provide such services to others. The Adviser has not engaged in any other business of a substantial nature during the past two fiscal years. The names of each director and officer of the Adviser and the business of a substantial nature of each during the past two fiscal years are as follows:


                                       Position with                    Business of a Substantial
Name                                     the Adviser                    Nature During Past Two Years
----                                     -----------                    ----------------------------
Joseph P. Brom                         Director and                     Senior Vice President and Chief
                                       President                        Investment Officer of ONLI; Vice President of
                                                                        Registrant; Senior Vice President of ONLAC; Vice
                                                                        President of ONE Fund; Director and
                                                                        President of ONIMCO

Michael A. Boedeker                    Director and                     Vice President, Fixed Income Securities
                                       Vice President                   of ONLI; Vice President of ONLAC; Vice President of
                                                                        Registrant; Vice President of ONE Fund; Director
                                                                        and Vice President of ONIMCO

Stephen T. Williams                    Director and                     Director of Securities of ONLI; Vice
                                       Vice President                   President of Registrant; Vice President of ONE
                                                                        Fund; Director and Vice President of ONIMCO

David G. McClure                       Director and                     Vice President, Variable Product Sales of
                                       Vice President                   ONLI; Vice President, Chief Operating Officer and
                                                                        Director of O.N. Equity Sales Co. ("ONESCO") and
                                                                        Ohio National Equities, Inc. ("ONE, Inc."); Vice
                                                                        President of ONE Fund; Director and Vice President
                                                                        of ONIMCO

                                       Position with                    Business of a Substantial
Name                                     the Adviser                    Nature During Past Two Years
----                                     -----------                    ----------------------------
Ronald L. Benedict                     Secretary                        Second Vice President and Counsel of ONLI; Director
                                                                        and Secretary of Registrant; Director and Secretary
                                                                        of ONE Fund; Director and Secretary of ONESCO;
                                                                        Assistant Secretary of ONLAC; Secretary of ONIMCO;
                                                                        Secretary of ONE, Inc.

Dennis R. Taney                        Treasurer                        Mutual Fund Financial Operations Director of ONLI;
                                                                        Treasurer of Registrant; Treasurer of ONE Fund;
                                                                        Treasurer of ONIMCO


BUSINESS AND OTHER CONNECTIONS OF SGAM


Societe Generale Asset Management Corp. ("SGAM") provides investment management services to the International and Global Contrarian Portfolios of the Registrant and of ONE Fund. SGAM's primary business is managing SoGen International Fund, Inc. and SoGen Funds, Inc. ("SoGen"), diversified investment companies of the management type registered under the 1940 Act. The officers and directors of SGAM and their business of a substantial nature during the past two fiscal years are as follows:


                                       Position                         Business of a Substantial
Name                                   with SGAM                        Nature During Past Two Years
----                                   ---------                        ----------------------------

Philip J. Bafundo                      Secretary and                    VicePresident, Secretary and
                                       Treasurer                        Treasurer of SoGen; Certified
                                                                        Public Accountant (New York)

Frances G. Bijon                       Director                         International Director of Societe Generale
Asset Management S.A.

Jean-Marie Eveillard                   President and                    President and Director of
                                       Director                         SoGen

Jean-Pierre Gentil                     Chairman of the                  Chairman of the Board and
                                       Board and Director               Director of SoGen; Manager of
                                                                        the Investment and Custody
                                                                        Department of Societe Generale

Jean-Roger Huet                        Director                         President of New York Branch
                                                                        of Societe Generale.

Jean-Marie Stein                       Director                         Director of French Funds of
                                                                        Societe Generale

BUSINESS AND OTHER CONNECTIONS OF TRPA


T. Rowe Price Associates, Inc. ("TRPA") provides investment management services to the Capital Appreciation Portfolio of the Registrant. TRPA's primary business is the management of assets for individual and institutional investors, particularly the T. Rowe Price group of mutual funds. The officers and directors of TRPA and their business of a substantial nature during the past two fiscal years are as follows:

                                       Position                         Business of a Substantial
Name                                   with TRPA                        Nature during Past Two Years
----                                   ---------                        ----------------------------
George J. Collins                      President, Chief                 Director of Rowe Price-
                                       Executive Officer                Fleming International, Inc.
                                       and Managing Director            ("Price-Fleming"); Director of
                                                                        T. Rowe Price Retirement Plan
                                                                        Services, Inc. ("RPS");
                                                                        Director of T. Rowe Price
                                                                        Trust Company ("Trust Co.");
                                                                        Chairman of the Board of T.
                                                                        Rowe Price mutual funds
                                                                        ("Price Funds")

James S. Riepe                         Managing Director                Chairman of the Board of T.
                                                                        Rowe Price Services, Inc.
                                                                        ("Price Services"); Chairman
                                                                        of the Board of RPS; Chairman
                                                                        of the Board of Trust Co.;
                                                                        President and Director of
                                                                        T. Rowe Price Investment
                                                                        Services, Inc. ("Investment
                                                                        Services"); Vice President and
                                                                        Trustee of Price Funds

Henry H. Hopkins                       Managing Director                Vice President and Director of
                                                                        Investment Services; Vice
                                                                        President and Director of
                                                                        Price Services; Vice President
                                                                        and Director of Trust Co.;
                                                                        Vice President of Price-
                                                                        Fleming; Vice President of
                                                                        RPS; Director of ICI Mutual
                                                                        Insurance Company; Vice
                                                                        President of Price Funds

James W. Halbkat, Jr.                  Director                         President of U.S. Monitor
                                                                        Corp.

John W. Rosenblum                      Director                         Taylor Murphy Professor of Darden Graduate
                                                                        School of Business Administration,
                                                                        University of Virginia; Director of Chesapeake
                                                                        Corporation; Director of Cadmus
                                                                        Communications Corp.; Director of Comdial
                                                                        Corp.; Director of Cone Mills Corp.

Robert L. Strickland                   Director                         Chairman of Lowe's Companies, Inc.


Philip C. Walsh                        Director                         Consultant to and Director of Cyprus
                                                                        Minerals Corp.; Director of Piedmont Mining
                                                                        Co., Inc.

George A. Roche                        Chief Financial                  Vice President and Director of Price-Fleming
                                       Officer and Managing
                                       Director

                                       Position                         Business of a Substantial
Name                                   with TRPA                        Nature during Past Two Years
----                                   ---------                        ----------------------------
M. David Testa                         Managing Director                Chairman of the Board of Price-Fleming

Charles P. Smith                       Managing Director                Vice President of Price-Fleming

Peter Van Dyke                         Managing Director                Vice President of Price-Fleming

Robert P. Campbell                     Vice President                   Vice President of Price-Fleming


Robert C. Howe                         Vice President                   Vice President of Price-Fleming

Veena A. Kutler                        Vice President                   Vice President of Price-Fleming

George A. Murnaghan                    Vice President                   Vice President of Price-Fleming;
                                                                        Assistant Vice President of
                                                                        Investment Services

William F. Wendler, II                 Vice President                   Vice President of Price-Fleming;
                                                                        Assistant Vice President of Investment
                                                                        Services

Edward A. Wiese                        Vice President                   Vice President of Price-Fleming
                                                                        Price-Fleming

Alvin M. Younger, Jr.                  Managing Director,               Secretary and Treasurer of
                                       Secretary and                    Price-Fleming
                                       Treasurer

Joseph P. Croteau                      Vice President                   Controller of Price-Fleming

Nolan L. North                         Vice President and               Assistant Treasurer of Price-Fleming
                                       Assistant Treasurer

Arthur B. Cecil                        Vice President                   Vice President of Price Funds

Charles A. Morris                      Vice President                   Vice President of Price Funds

David A. Rea                           Vice President                   Vice President of Price Funds

Alan R. Stuart                         Vice President                   Vice President of Price Funds

Lenora V. Hornung                      Vice President                   Secretary of Price Funds

Carmen F. Deyesu                       Vice President                   Vice President of Price Services;
                                                                        Vice President of Trust Co.;
                                                                        Treasurer of Price Funds

David S. Middleton                     Vice President                   Vice President of Price Services;
                                                                        Vice President of Trust Co.; Controller
                                                                        of Price Funds

Richard P. Howard                      Vice President                   President and portfolio manager
                                                                         of T. Rowe Price Capital Appreciation Fund

Wholly-owned subsidiaries of TRPA include the following:

              Investment Services, a Maryland corporation, is the principal underwriter and distributor of the Price Funds;

              Price Services, a Maryland corporation, provides transfer agent, dividend disbursing and shareholder services to the Price Funds;

              RPS, a Maryland corporation, provides administrative, recordkeeping and subaccounting services to administrators of employee benefit plans;

              Trust Co., a Maryland limited purpose trust company, provides fiduciary and custodial services to employee benefit plans and common trust funds;

              T. Rowe Price Real Estate Group, Inc., a Maryland corporation, provides real estate services and is the investment manager of several real estate investment trusts, funds and limited partnerships;

              T. Rowe Price Stable Asset Management, Inc., a Maryland corporation, is an investment adviser specializing in management of portfolios seeking stable and consistent returns;

              T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is the general partner of T. Rowe Price Recovery Fund, LP, a Delaware limited partnership that invests in financially distressed companies;

              T. Rowe Price (Canada), Inc., a Maryland corporation, is an investment adviser which may register as such under the Securities Act of Ontario.

              Tower Venture, Inc., a Maryland corporation, serves as a general partner of 100 East Pratt Street, LP, a Maryland limited partnership (whose limited partners include TRPA) formed to improve TRPA's headquarters property;

              TRP Suburban, Inc., a Maryland corporation, is involved in the construction of an office building to house certain administrative functions of TRPA in Owings Mills, MD;

              TRP Finance, Inc. and TRP Finance MRT, Inc., are Delaware corporations managing passive corporate investments and other intangible assets.

TRP Distribution, Inc., a Maryland corporation, is a wholly-owned subsidiary of Investment Services and engages in the sale of investment products prepared by Investment Services.

Price-Fleming, a Maryland corporation, is a joint venture 50% owned by TRP Finance, Inc., and provides investment counsel service with respect to foreign securities for U.S. institutional investors.

BUSINESS AND OTHER CONNECTIONS OF FAM


Founders Asset Management, Inc. ("FAM") provides investment management services to the Small Cap Portfolio of the Registrant. FAM's primary business is the management of the Founders group of mutual funds. It also serves as investment adviser to private accounts. The officers and directors of FAM and their business of a substantial nature during the past two fiscal years are as follows:


                                       Position                         Business of a Substantial
Name                                   with FAM                         Nature During Past Two Years
----                                   --------                         ----------------------------
Bjorn K. Borgen                        President, Secretary,            President, Executive Committee
                                       sole Director and                member and Director of
                                       owner                            Founders Funds, Inc.

                                       Position                         Business of a Substantial
Name                                   with FAM                         Nature During Past Two Years
----                                   --------                         ----------------------------
Michael K. Haines                      SeniorVice President             Portfolio manager for
                                       of Investments                   Founders Discovery Fund and
                                                                        Founders Frontier Fund

David L. Ray                           Vice President,                  Vice President, Secretary and
                                       Assistant Secretary              Treasurer of Founders Funds,
                                       and Treasurer                    Inc.

Michael W. Gerding                     Vice President of                Portfolio manager for
                                       Investments                      Founders Worldwide Growth
                                                                        Fund and Founders Passport
                                                                        Fund

Charles W. Hooper                      Vice President of                Portfolio manager for
                                       Investments                      Founders Special Fund

Gregory P. Contillo                    Vice President of                N/A
                                       Institutional Marketing

James P. Rankin                        Vice President of                N/A
                                       Shareholder Services

Lois F. Wong                           Vice President of                N/A
                                       Advertising

BUSINESS AND OTHER CONNECTIONS OF SCM


Strong Capital Management, Inc. ("SCM") provides investment management services to the Aggressive Growth Portfolio of the Registrant. SCM's primary business is the management of the Strong group of mutual funds ("Strong Funds"). It also serves as investment adviser to individual and institutional accounts. The officers and directors of SCM and their business of a substantial nature during the past two fiscal years are as follows:


                                       Position                         Business of a Substantial
Name                                   with SCM                       Nature During Past Two Years
----                                   --------                       ----------------------------
Richard S. Strong              Chairman and Director              Chairman and Director  of the Strong
                                                                  Funds; Chairman and Director of
                                                                  Strong Holdings, Inc.; Chairman and Director
                                                                  of Strong Funds Distributors, Inc.; Chairman
                                                                  and Director of Heritage Reserve Development
                                                                  Corp.; Managing board member of Fussville
                                                                  Real Estate Holdings LLC and Fussville
                                                                  Development LLC.

John Dragisic                  Vice Chairman and Director         Vice Chairman and Director of the Strong
                                                                  Funds; Director of Strong Holdings, Inc.;
                                                                  Director of Strong Funds Distributors, Inc.;
                                                                  Until July 1994 was President and Chief
                                                                  Executive Officer of Grunau Company, Inc.

Richard T. Weiss               Director                           N/A

Rochelle Lamm Wallach          President and Director of          Until November, 1994, was President and
                               Strong Advisory Services,          Director of AAL Capital Management
                               a division of SCM                  Corporation and the AAL Mutual Funds.

                                       Position                         Business of a Substantial
Name                                   with SCM                       Nature During Past Two Years
----                                   --------                       ----------------------------
Thomas P. Lemke                Senior Vice President,             Senior Vice President of the Strong Funds;
                               Secretary and General              Until September 1994 was Resident Counsel
                               Counsel                            for Funds Management at J.P. Morgan & Co.

Ronald A. Neville              Senior Vice President              Until January, 1995, was Treasurer and Chief
                               and Chief Financial Officer        Financial Officer of Twentieth Century Securities.

Bruce Behling                  Senior Vice President              N/A

Lloyd Cole                     Senior Vice President              N/A

Lawrence A. Totsky             Senior Vice President              Senior Vice President of the Strong Funds

Thomas M. Zoeller              Treasurer                          Treasurer of the Strong Funds; Treasurer
                                                                  of Strong Holdings, Inc.; Treasurer and
                                                                  Secretary of Strong Funds Distributors, Inc.;
                                                                  Treasurer of Heritage Reserve Development
                                                                  Corp.; Treasurer of Fussville Real Estate
                                                                  Holdings LLC and Fussville Development
                                                                  LLC.

Strong Holdings, Inc., a Wisconsin corporation, is a subsidiary of SCM. Strong Funds Distributors, Inc., a Wisconsin corporation, is a subsidiary of Strong Holdings, Inc. Heritage Reserve Development Corp., a Wisconsin corporation, is a subsidiary of Strong Holdings, Inc. Fussville Real Estate Holdings LLC and Fussville Development LLC, Wisconsin limited liability companies, are subsidiaries of SCM.


BUSINESS AND OTHER CONNECTIONS OF PBA

Pilgrim Baxter & Associates, Ltd. ("PBA") provides investment management services to the Core Growth Portfolios of the Registrant and of ONE Fund. PBA also serves as investment adviser to the PBHG Funds, Inc., diversified investment companies of the management type registered under the 1940 Act. PBA also provides investment advisory services to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trusts, estates and other investment companies. The officers and directors of PBA and their business of a substantial nature during the past two fiscal years are as follows:

                                        Position                             Business of a Substantial
Name                                    with PBA                            Nature During Past Two Years
----                                    --------                            ----------------------------
Harold J. Baxter                       Director, Chairman               Director of United Asset
                                       and Chief Executive              Management, Corp.; Director,
                                       Officer                          Chairman & Chief Executive Officer
                                                                        of PBHG Funds, Inc.

Gary L. Pilgrim                        Director, President,             President of PBHG Funds, Inc.
                                       Secretary, Treasurer
                                       and Chief Investment
                                       Officer

Brian F. Bereznak                      Director and Chief               Vice President and Assistant
                                       Operating Officer                Secretary of PBHG Funds, Inc.

Eric C. Schneider                      Chief Financial Officer          N/A

BUSINESS AND OTHER CONNECTIONS OF RSIM

Robertson Stephens Investment Management, L.P. ("RSIM") provides investment management services to the Growth & Income Portfolio of the Registrant. RSIM, a California limited partnership, also serves as investment adviser to the Robertson Stephens group of mutual funds as well as private and institutional asset pools. The principal officers of RSIM and their business of a substantial nature during the past two fiscal years are as follows:

                                        Position                             Business of a Substantial
Name                                    with RSIM                           Nature During Past Two Years
----                                    ---------                           ----------------------------
Sanford R. Robertson                   Chairman                         Managing Director and Member of
                                                                        Robertson, Stephens & Co., LLC
                                                                        ("RS & Co.")

Paul H. Stephens                       Chief Investment                 Managing Director and Member of
                                       Officer                          RS & Co.

G. Randy Hecht                         Chief Operating                  Managing Director and Member of RS & Co.;
                                       Officer and Executive            President, Chief Executive Officer
                                       Vice President                   and Trustee of Robertson Stephens
                                                                        Funds

Michael G. McCaffery                   President and Chief              Managing Director and Member of
                                       Executive Officer                RS & Co.

John L. Wallace                        Portfolio Manager                Managing Director and Member of
                                                                        RS & Co.; formerly Vice President and
                                                                        Portfolio Manager of Oppenheimer
                                                                        Main Street Income & Growth Fund and
                                                                        Oppenheimer Total Return Fund

BUSINESS AND OTHER CONNECTIONS OF STAR

Star Bank, N.A. ("Star") provides investment management services to the Strategic Income, Stellar and Relative Value Portfolios of the Registrant. Star is a national bank and trust organization which has a substantial business in managing commingled funds including registered investment companies. Star also serves as the custodian of the Registrant's assets other than those in the Registrant's International and Global Contrarian Portfolios. The directors and principal officers of Star and their business of a substantial nature during the last two fiscal years are as follows:

                                        Position                             Business of a Substantial
Name                                    with Star                          Nature During Past Two Years
----                                    ---------                          ----------------------------
Jerry A. Grundhofer                    Chairman, President,             Chairman, President, Chief
                                       Chief Executive Officer          Executive Officer and Director of
                                       and Director                     Star Banc Corp.

James R. Bridgeland, Jr.               Director                         Partner of Taft, Stettinius &
                                                                        Hollister

Laurance L. Browning, Jr.              Director                         Formerly Vice Chairman, Emerson
                                                                        Electric Co.

Victoria B. Buyniski                   Director                         President & Chief Executive
                                                                        Officer, United Medical Resouces, Inc.

                                        Position                             Business of a Substantial
Name                                    with Star                          Nature During Past Two Years
----                                    ---------                          ----------------------------
Samuel M. Cassidy                      Director                         Formerly President & Chief
                                                                        Executive Office of Star

Raymond R. Clark                       Director                         Formerly President & Chief
                                                                        Executive Officer of Cincinnati Bell
                                                                        Telephone Co.

V. Anderson Coombe                     Director                         Chairman of Wm. Powell Co.

John C. Dannemiller                    Director                         Chairman & Chief Executive
                                                                        Officer of Bearings, Inc.

J.P. Hayden, Jr.                       Director                         Chairman & Chief Executive
                                                                        Officer of The Midland Co.

Roger L. Howe                          Director                         Chairman of U.S. Precision Lens, Inc.

Thomas J. Klinedinst, Jr.              Director                         Chairman, President, Chief Executive
                                                                        Officer & Chief Operating Officer of
                                                                        Thomas E. Wood, Inc.

Charles S. Mechem, Jr.                 Director                         Commissioner Emeritus of Ladies
                                                                        Professional Golf Assoc.; formerly
                                                                        Chairman of U.S. Shoe Corp.

Daniel J. Meyer                        Director                         Chairman & Chief Executive
                                                                        Officer of Cincinnati Milacron, Inc.

David B. O'Maley                       Director                         Chairman, President & Chief
                                                                        Executive Officer of ONLI

O'dell M. Owens                        Director                         Director of Reproductive Endocrinology
                                                                        and Infertility of Christ Hospital

Thomas E. Petry                        Director                         Chairman & Chief Executive Officer
                                                                        of Eagle-Picher Industries, Inc.

William C. Portman                     Director                         Chairman of Portman Equipment Co.

Oliver W. Waddell                      Director                         Formerly Chairman of Star Banc
                                                                        Corp. and Vice Chairman of Star

Daniel B. Benhase                      Executive Vice President         N/A

Joseph A. Campanella                   Executive Vice President         N/A

Richard K. Davis                       Executive Vice President         N/A

S. Kay Geiger                          Executive Vice President         N/A

Timothy J. Fogarty                     Executive Vice President         N/A

Jerome C. Kohlhepp                     Executive Vice President         N/A

Thomas J. Lakin                        Executive Vice President,        N/A
                                       General Counsel and
                                       Secretary

                                        Position                             Business of a Substantial
Name                                    with Star                          Nature During Past Two Years
----                                    ---------                          ----------------------------
David M. Moffett                       Executive Vice President         N/A
                                       & Chief Financial Officer

David R. Noe                           Executive Vice President         N/A

Andrew E. Randall                      Executive Vice President         N/A

Wayne J. Shircliff                     Executive Vice President         N/A

Stephen E. Smith                       Executive Vice President         N/A



PRINCIPAL UNDERWRITERS

Not Applicable


LOCATION OF ACCOUNTS AND RECORDS

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)           Journals and other records of original entry:

                 For those portfolios other than the International and Global Contrarian Portfolio:


                 Star
                 425 Walnut Street
                 Cincinnati, Ohio  45202

              and

                 American Data Services, Inc. ("ADS")
                 24 West Carver Street
                 Huntington, NY  11743


                 For the International and Global Contrarian Portfolios:


                 Investors Fiduciary Trust Co. ("IFTC")
                 127 West Tenth Street
                 Kansas City, Missouri  64105

(b)           General and auxiliary ledgers:


                 ADS and IFTC


(c)           Securities records for portfolio securities:


                 ADS and IFTC


(d)           Corporate charter (Articles of Incorporation), By-Laws and Minute
              Books:


                 Ronald L. Benedict, Secretary
                 Ohio National Fund, Inc.
                 One Financial Way
                 Cincinnati, Ohio  45242

(e)           Records of brokerage orders:


                 The Adviser


(f)           Records of other portfolio transactions:


                 The Adviser


(g)           Records of options:


                 The Adviser


(h)           Records of trial balances:


                 ADS and The Adviser


(i) Quarterly records of allocation of brokerage orders and commissions:


                 The Adviser


(j) Records identifying persons or group authorizing portfolio transactions:


                 The Adviser


(k)           Files of advisory materials


                 The Adviser



MANAGEMENT SERVICES

Not Applicable


UNDERTAKINGS


The undersigned Registrant hereby undertakes to file a post-effective amendment to this registration statement, using financial statements (which need not be certified) for the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios, within four to six months after the effective date of this registration statement, or earlier if at least one half of the dollar amount of securities registered has been raised from a public offering and has been substantially invested pursuant to the investment objectives of the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of l933 and the Investment Company Act of l940, Ohio National Fund, Inc. has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and the State of Ohio on the day of October, 1996.

                                       OHIO NATIONAL FUND, INC.


                                       By   /s/Donald J. Zimmerman
                                         ------------------------------
                                         Donald J. Zimmerman, President


Attest   /s/Ronald L. Benedict
       --------------------------------
          Ronald L. Benedict, Secretary


Pursuant to the requirements of the Securities Act of l933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                                        Date
---------                              -----                                        ----
/s/Donald J. Zimmerman
-------------------------               President and Director                  October 17, 1996
Donald J. Zimmerman                    (Principal Executive Officer)


/s/Dennis R. Taney
-------------------------              Treasurer (Principal Financial           October 17, 1996
Dennis R. Taney                        and Accounting Officer)


/s/Ronald L. Benedict
-------------------------              Director                                 October 17, 1996
Ronald L. Benedict


/s/George E. Castrucci
-------------------------              Director                                 October 17, 1996
George E. Castrucci


/s/Maurice H. Kirby, Jr.
-------------------------              Director                                 October 17, 1996
Maurice H. Kirby, Jr.


/s/George M. Vredeveld
-------------------------              Director                                 October 17, 1996
George M. Vredeveld

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                          Page Number in
Exhibit                                                                                Sequential Numbering
Number               Description                                                       System Where Located
------               -----------                                                       --------------------
                     Consent of Ronald L. Benedict, Esq.

                     Consent of Jones & Blouch L.L.P.

                     Consent of KPMG Peat Marwick LLP

(1)(d)               Articles Supplementary of the Registrant, effective
                     September 16, 1996

(4)(d)               Specimens of certificated securities of the Registrant's
                     Core Growth, Growth & Income, S&P 500 Index,
                     Social Awareness, Strategic Income, Stellar and
                     Relative Value Portfolios

(5)(a)(1)            Schedule A, amended effective January 3, 1997, to the
                     Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996

(5)(f) Sub-Advisory Agreement (for the Core Growth Portfolio) between Ohio National Investments, Inc. and Pilgrim
                     Baxter & Associates, Ltd., dated January 3, 1997

(5)(g)               Sub-Advisory Agreement (for the Growth & Income
                     Portfolio) between Ohio National Investments, Inc. and
                     Robertson Stephens Investment Management, L.P., dated
                     January 3, 1997

(5)(h) Sub-Advisory Agreement (for the Strategic Income, Stellar and Relative Value Portfolios) between Ohio National
                     Investments, Inc. and Star Bank, N.A., dated January 3, 1997

(10)(b) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Core Growth, Growth & Income,
                     S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios.

                                    CONSENTS

                                  [Letterhead]


                                                  October 16, 1996




The Board of Directors
Ohio National Fund, Inc.
237 William Howard Taft Road
Cincinnati, Ohio  452l9


Re: Ohio National Fund, Inc. Registration Statement
        File Nos. 2-67464  and 811-3015


Gentlemen:


The undersigned hereby consents to the use of my name under the caption of "Legal Counsel" in the registration statement on Form N-lA of the above captioned registrant.


                                                  Sincerely,


                                                  /s/ Ronald L. Benedict
                                                  ----------------------
                                                  Ronald L. Benedict
                                                  Secretary and Legal Counsel

RLB/nh

                             Jones & Blouch  L.L.P.
                                 Suite 405-West
                        1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500


                                October 21, 1996

Board of Directors
Ohio National Fund, Inc.
One Financial Way
Cincinnati, OH 45242

    Re:   Ohio National Fund, Inc.
          Registration Statement on Form N-1A
          File No. 2-67464
          -----------------------------------

Dear Sirs:

        We hereby consent to the reference to this firm under the caption "Legal Counsel" in the Statement of Additional Information included in Post-Effective Amendment No. 32 under the Securities Act of 1933 to the Registration Statement for Ohio National Fund, Inc. (File No. 2-67464).


                                        Very truly yours,

                                        /s/ JONES & BLOUCH L.L.P.
                                            --------------------
                                            Jones & Blouch L.L.P.

               Independent Certified Public Accountant's Consent



The Board of Directors
Ohio National Fund, Inc.:


We consent to the inclusion of our report included herein and to the reference to our firm under the headings "Financial Highlights" in the prospectus and "Experts" in the Statement of Additional Information.




                                        KPMG Peat Marwick LLP



Cincinnati, Ohio
October 18, 1996

                                    EXHIBITS